UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end: February 28

Date of reporting period: August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report

August 31, 2017

Destinations Large Cap Equity Fund (DLCFX)

Destinations Small-Mid Cap Equity Fund (DSMFX)

Destinations International Equity Fund (DIEFX)

Destinations Equity Income Fund (DGEFX)

Destinations Real Assets Fund (DRAFX)

Destinations Core Fixed Income Fund (DCFFX)

Destinations Low Duration Fixed Income Fund (DLDFX)

Destinations Global Fixed Income Opportunities Fund (DGFFX)

Destinations Municipal Fixed Income Fund (DMFFX)

Destinations Multi Strategy Alternatives Fund (DMSFX)

www.destinationsfunds.com // 877.771.7979

Shareholder Letter

Dear Shareholder,

We are pleased to provide the semi-annual report of the Destinations Funds for the six-month reporting period ended August 31, 2017. The semi-annual report will provide you with details such as the Schedule of Investments and Financial Highlights during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices to help you while you pursue your objectives and goals. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.destinationsfunds.com. On our website, you can gain immediate access to Destinations Funds information, including:

•	Fund prices and performance,

•	Holdings,

•	Distributions, and

•	A host of fund literature and resources

We want to thank you for your continued confidence in the Destinations Funds and we look forward to helping you meet your financial goals.

Sincerely,

Jason B. Moore

President, Brinker Capital Destinations Trust

August 31, 2017

Important Disclosure:

Mutual fund investing involves risk. The value of your investment in a Fund could go down. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them, as well as market fluctuations and industry/economic trends etc.

Fund Expenses

(unaudited)

Example

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services and shareholder reports. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on March 20, 2017 and held for the period ended August 31, 2017.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

Fund	Total Return (2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios (3)	Expense Paid During the Period (4)
Destinations Large Cap Equity Fund	6.80%	$1,000.00	$1,068.00	0.85%	$3.95
Destinations Small-Mid Cap Equity Fund	3.10%	1,000.00	1,031.00	1.01%	4.61
Destinations International Equity Fund	10.50%	1,000.00	1,105.00	1.15%	5.44
Destinations Equity Income Fund	1.46%	1,000.00	1,014.60	0.93%	4.21
Destinations Real Assets Fund	0.60%	1,000.00	1,006.00	1.17%	5.27
Destinations Core Fixed Income Fund	2.21%	1,000.00	1,022.10	0.80%	3.63
Destinations Low Duration Fixed Income Fund	0.80%	1,000.00	1,008.00	0.91%	4.11
Destinations Destinations Global Fixed Income Opportunities Fund	3.01%	1,000.00	1,030.10	0.97%	4.42
Destinations Municipal Fixed Income Fund	1.26%	1,000.00	1,012.60	0.80%	3.71
Destinations Multi Strategy Alternatives Fund	0.95%	1,000.00	1,009.50	1.24%	5.60

(1)	For the period from the Funds’ inception (March 20, 2017) through the period ended August 31, 2017.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Annualized Expense Ratios are based on the most recent period, which may differ from expense ratios in the Financial Highlights.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (164 days) in the most recent period, then divided by 365.

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return (1)

Fund	Hypothethical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios (2)	Expense Paid During the Period (3)
Destinations Large Cap Equity Fund	5.00%	$1,000.00	$1,018.65	0.85%	$3.85
Destinations Small-Mid Cap Equity Fund	5.00%	1,000.00	1,017.93	1.01%	4.58
Destinations International Equity Fund	5.00%	1,000.00	1,017.30	1.15%	5.21
Destinations Equity Income Fund	5.00%	1,000.00	1,018.29	0.93%	4.22
Destinations Real Assets Fund	5.00%	1,000.00	1,017.21	1.17%	5.30
Destinations Core Fixed Income Fund	5.00%	1,000.00	1,018.87	0.80%	3.63
Destinations Low Duration Fixed Income Fund	5.00%	1,000.00	1,018.38	0.91%	4.13
Destinations Destinations Global Fixed Income Opportunities Fund	5.00%	1,000.00	1,018.11	0.97%	4.40
Destinations Municipal Fixed Income Fund	5.00%	1,000.00	1,018.78	0.80%	3.72
Destinations Multi Strategy Alternatives Fund	5.00%	1,000.00	1,016.89	1.24%	5.62

(1)	For the period from the Funds inception (March 20, 2017) through the period ended August 31, 2017.
(2)	Annualized Expense Ratios are based on the most recent period expense ratios, which may differ from net expense ratios in the Financial Highlights.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (164 days) in the period, then divided by 365 (to reflect the period).

Schedules of Investments

August 31, 2017 (unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.2%
BASIC MATERIALS - 1.6%
Chemicals - 1.5%
40,105	Agrium Inc.	$3,931,894
8,097	Air Products & Chemicals Inc.	1,177,061
4,184	Albemarle Corp.	486,432
8,564	CF Industries Holdings Inc.	248,270
179,687	Dow Chemical Co.	11,976,139
5,443	Eastman Chemical Co.	469,187
154,951	EI du Pont de Nemours & Co.	13,005,037
4,985	FMC Corp.	429,807
2,936	International Flavors & Fragrances Inc.	401,791
12,272	LyondellBasell Industries NV, Class A Shares	1,111,720
16,306	Monsanto Co.	1,911,063
13,265	Mosaic Co.	265,035
9,565	PPG Industries Inc.	997,821
10,606	Praxair Inc.	1,395,113
3,019	Sherwin-Williams Co.	1,024,256

	Total Chemicals	38,830,626

Forest Products & Paper - 0.0%
15,288	International Paper Co.	823,565

Iron/Steel - 0.0%
11,842	Nucor Corp.	652,613

Mining - 0.1%
49,518	Freeport-McMoRan Inc.*	731,876
19,734	Newmont Mining Corp.	756,602

	Total Mining	1,488,478

	TOTAL BASIC MATERIALS	41,795,282

COMMUNICATIONS - 15.4%
Advertising - 0.0%
14,670	Interpublic Group of Cos., Inc.	295,454
8,708	Omnicom Group Inc.	630,285

	Total Advertising	925,739

Internet - 9.8%
156,142	Alibaba Group Holding Ltd., ADR*	26,815,827
26,006	Alphabet Inc., Class A Shares*	24,841,972
27,749	Alphabet Inc., Class C Shares*	26,065,468
62,093	Amazon.com Inc.*	60,888,396
37,615	eBay Inc.*	1,359,030
4,481	Expedia Inc.	664,801
2,448	F5 Networks Inc.*	292,242

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATIONS - 15.4% - (continued)
Internet - 9.8% - (continued)
308,132	Facebook Inc., Class A Shares*	$52,989,460
31,477	MercadoLibre Inc.	8,135,860
16,104	Netflix Inc.*	2,813,530
19,470	Priceline Group Inc.*	36,059,998
154,188	Symantec Corp.	4,622,556
101,700	Tencent Holdings Ltd.	4,275,566
4,285	TripAdvisor Inc.*	183,098
3,200	VeriSign Inc.*	332,000

	Total Internet	250,339,804

Media - 1.9%
13,811	CBS Corp., Class B Shares	884,733
18,309	Charter Communications Inc., Class A Shares*	7,296,869
601,479	Comcast Corp., Class A Shares	24,426,062
5,611	Discovery Communications Inc., Class A Shares*	124,620
8,074	Discovery Communications Inc., Class C Shares*	169,635
8,547	DISH Network Corp., Class A Shares*	489,658
15,076	News Corp., Class A Shares	201,566
3,538	News Corp., Class B Shares	48,471
3,510	Scripps Networks Interactive Inc., Class A Shares	300,631
28,943	Time Warner Inc.	2,926,137
212,335	Twenty-First Century Fox Inc., Class A Shares, ADR	5,858,323
18,589	Twenty-First Century Fox Inc., Class B Shares	503,762
13,291	Viacom Inc., Class B Shares	380,123
54,236	Walt Disney Co.	5,488,683

	Total Media	49,099,273

Telecommunications - 3.7%
13,829	Altice USA Inc., Class A Shares*	421,923
805,950	AT&T Inc.	30,190,887
20,686	CenturyLink Inc.(a)	407,928
1,058,596	Cisco Systems Inc.	34,097,377
174,039	Deutsche Telekom AG, ADR(a)	3,148,365
14,183	Juniper Networks Inc.	393,294
10,810	Level 3 Communications Inc.*	588,388
6,127	Motorola Solutions Inc.	539,911
864,626	Nokia OYJ, ADR(a)	5,343,389
45,700	T-Mobile US Inc.*	2,957,247
361,070	Verizon Communications Inc.	17,320,528

	Total Telecommunications	95,409,237

	TOTAL COMMUNICATIONS	395,774,053

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.4%
Airlines - 0.4%
4,583	Alaska Air Group Inc.	$342,167
139,677	American Airlines Group Inc.	6,249,149
27,466	Delta Air Lines Inc.	1,296,120
22,562	Southwest Airlines Co.	1,176,383
26,143	United Continental Holdings Inc.*	1,619,820

	Total Airlines	10,683,639

Apparel - 0.6%
13,606	Hanesbrands Inc.(a)	330,082
5,733	Michael Kors Holdings Ltd.*	242,047
252,655	NIKE Inc., Class B Shares	13,342,711
1,952	Ralph Lauren Corp., Class A Shares	171,561
6,619	Under Armour Inc., Class A Shares*(a)	106,897
6,812	Under Armour Inc., Class C Shares*(a)	102,861
12,067	VF Corp.	758,652

	Total Apparel	15,054,811

Auto Manufacturers - 0.5%
36,169	Ferrari NV	4,140,989
145,203	Ford Motor Co.	1,601,589
51,213	General Motors Co.	1,871,323
13,061	PACCAR Inc.	866,336
12,563	Tesla Inc.*(a)	4,471,172

	Total Auto Manufacturers	12,951,409

Auto Parts & Equipment - 0.1%
7,555	BorgWarner Inc.	350,627
27,047	Delphi Automotive PLC	2,607,331
9,529	Goodyear Tire & Rubber Co.	288,729

	Total Auto Parts & Equipment	3,246,687

Distribution/Wholesale - 0.1%
10,668	Fastenal Co.	455,204
11,765	LKQ Corp.*	407,657
2,013	WW Grainger Inc.	327,253

	Total Distribution/Wholesale	1,190,114

Entertainment - 0.2%
236,312	Regal Entertainment Group, Class A Shares(a)	3,490,328

Home Builders - 0.3%
12,577	DR Horton Inc.	454,659
135,222	Lennar Corp., Class A Shares	6,999,091
10,503	PulteGroup Inc.	271,187

	Total Home Builders	7,724,937

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.4% - (continued)
Home Furnishings - 0.0%
4,896	Leggett & Platt Inc.	$225,069
2,762	Whirlpool Corp.	474,014

	Total Home Furnishings	699,083

Housewares - 0.0%
17,912	Newell Brands Inc.	864,791

Leisure Time - 0.3%
87,250	Carnival Corp.	6,062,130
6,589	Harley-Davidson Inc.(a)	309,749
6,214	Royal Caribbean Cruises Ltd.	773,394

	Total Leisure Time	7,145,273

Lodging - 0.2%
7,617	Hilton Worldwide Holdings Inc.	490,002
28,067	Marriott International Inc., Class A Shares	2,907,180
40,821	MGM Resorts International	1,345,460
3,834	Wyndham Worldwide Corp.	382,173
2,968	Wynn Resorts Ltd.	412,523

	Total Lodging	5,537,338

Retail - 5.7%
2,745	Advance Auto Parts Inc.	268,735
5,831	AutoZone Inc.*	3,081,334
9,785	Best Buy Co., Inc.	530,934
6,945	CarMax Inc.*(a)	466,357
1,070	Chipotle Mexican Grill Inc., Class A Shares*	338,880
261,838	Coach Inc.	10,918,645
74,111	Costco Wholesale Corp.	11,616,158
171,926	CVS Health Corp.	13,296,757
4,607	Darden Restaurants Inc.	378,189
9,432	Dollar General Corp.	684,386
134,266	Dollar Tree Inc.*	10,692,944
33,865	Domino’s Pizza Inc.	6,172,235
5,039	Foot Locker Inc.	177,524
7,982	Gap Inc.	188,535
5,526	Genuine Parts Co.	457,719
58,369	Home Depot Inc.	8,747,762
6,463	Kohl’s Corp.	257,098
26,798	L Brands Inc.	970,623
171,087	Lowe’s Cos., Inc.	12,641,619
11,684	Macy’s Inc.	242,677
30,351	McDonald’s Corp.	4,855,249
4,167	Nordstrom Inc.(a)	185,931

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.4% - (continued)
Retail - 5.7% - (continued)
3,404	O’Reilly Automotive Inc.*	$667,626
2,848	PVH Corp.	358,535
34,537	Restaurant Brands International Inc.	2,107,793
14,581	Ross Stores Inc.	852,259
2,663	Signet Jewelers Ltd.(a)	167,956
24,827	Staples Inc.	253,608
287,810	Starbucks Corp.	15,789,257
20,635	Target Corp.	1,125,227
4,003	Tiffany & Co.	365,874
23,966	TJX Cos., Inc.	1,732,742
148,294	Tractor Supply Co.	8,824,976
45,107	Ulta Beauty Inc.*	9,969,098
31,887	Walgreens Boots Alliance Inc.	2,598,790
55,049	Wal-Mart Stores Inc.	4,297,675
109,653	Yum China Holdings Inc.*	3,877,330
65,475	Yum! Brands Inc.	5,029,789

	Total Retail	145,188,826

Textiles - 0.0%
2,375	Mohawk Industries Inc.*	601,160

Toys/Games/Hobbies - 0.0%
4,141	Hasbro Inc.	406,853
13,085	Mattel Inc.	212,239

	Total Toys/Games/Hobbies	619,092

	TOTAL CONSUMER CYCLICAL	214,997,488

CONSUMER NON-CYCLICAL - 22.9%
Agriculture - 1.3%
72,126	Altria Group Inc.	4,572,789
265,506	Archer-Daniels-Midland Co.	10,970,708
41,046	British American Tobacco PLC	2,564,328
127,410	Philip Morris International Inc.	14,898,051

	Total Agriculture	33,005,876

Beverages - 1.4%
6,472	Brown-Forman Corp., Class B Shares	343,275
143,338	Coca-Cola Co.	6,529,046
6,416	Constellation Brands Inc., Class A Shares	1,283,841
6,800	Dr Pepper Snapple Group Inc.	619,140
6,834	Molson Coors Brewing Co., Class B Shares	613,351
205,724	Monster Beverage Corp.*	11,483,514
130,837	PepsiCo Inc.	15,141,766

	Total Beverages	36,013,933

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.9% - (continued)
Biotechnology - 4.7%
166,730	Alexion Pharmaceuticals Inc.*	$23,744,019
27,381	Amgen Inc.	4,867,520
42,743	Biogen Inc.*	13,530,724
126,235	Celgene Corp.*	17,537,829
195,214	Gilead Sciences Inc.	16,341,364
56,514	Illumina Inc.*	11,554,852
6,285	Incyte Corp.*	863,622
66,947	Intercept Pharmaceuticals Inc.*(a)	7,806,690
2,828	Regeneron Pharmaceuticals Inc.*	1,405,233
140,879	Vertex Pharmaceuticals Inc.*	22,616,715

	Total Biotechnology	120,268,568

Commercial Services - 1.6%
16,685	Automatic Data Processing Inc.	1,776,452
3,202	Cintas Corp.	432,302
9,762	Ecolab Inc.	1,301,275
25,977	Equifax Inc.	3,700,943
3,319	Gartner Inc.*	400,238
5,645	Global Payments Inc.	539,041
7,538	H&R Block Inc.	201,566
11,793	IHS Markit Ltd.*	552,384
6,167	Moody’s Corp.	826,563
108,100	New Oriental Education & Technology Group Inc., ADR*	8,837,175
12,398	Nielsen Holdings PLC	481,662
234,458	PayPal Holdings Inc.*	14,461,370
5,483	Quanta Services Inc.*	197,004
4,843	Robert Half International Inc.	219,388
9,607	S&P Global Inc.	1,482,648
6,305	Total System Services Inc.	435,802
43,797	TransUnion*	2,096,124
3,168	United Rentals Inc.*	374,014
34,900	Vantiv Inc., Class A Shares*	2,467,081
5,733	Verisk Analytics Inc., Class A Shares*	464,660
17,240	Western Union Co.	326,181

	Total Commercial Services	41,573,873

Cosmetics/Personal Care - 0.9%
32,816	Colgate-Palmolive Co.	2,350,938
17,340	Coty Inc., Class A Shares	287,497
8,254	Estee Lauder Cos., Inc., Class A Shares	883,096
170,179	Procter & Gamble Co.	15,702,416
79,575	Unilever NV, Class NY Registered Shares, ADR	4,734,713

	Total Cosmetics/Personal Care	23,958,660

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.9% - (continued)
Food - 1.3%
7,177	Campbell Soup Co.	$331,577
71,293	Conagra Brands Inc.	2,314,171
18,308	Danone SA	1,441,966
21,548	General Mills Inc.	1,147,647
5,221	Hershey Co.	547,788
10,156	Hormel Foods Corp.	312,195
30,624	JM Smucker Co.	3,208,170
9,387	Kellogg Co.	614,473
39,789	Kraft Heinz Co.	3,212,962
33,818	Kroger Co.	739,600
4,218	McCormick & Co., Inc.	401,258
432,381	Mondelez International Inc., Class A Shares	17,580,611
18,467	Sysco Corp.	972,657
10,666	Tyson Foods Inc., Class A Shares	675,158

	Total Food	33,500,233

Healthcare-Products - 2.7%
269,069	Abbott Laboratories	13,706,375
2,831	Align Technology Inc.*	500,351
18,066	Baxter International Inc.	1,120,815
37,570	Becton Dickinson & Co.	7,492,961
51,248	Boston Scientific Corp.*	1,411,882
1,820	Cooper Cos., Inc.	456,510
2,679	CR Bard Inc.	859,450
48,693	Danaher Corp.	4,061,970
8,647	DENTSPLY SIRONA Inc.	489,161
93,870	Edwards Lifesciences Corp.*	10,669,264
2,944	Henry Schein Inc.*	511,314
10,383	Hologic Inc.*	400,784
3,272	IDEXX Laboratories Inc.*	508,567
7,853	Intuitive Surgical Inc.*	7,889,674
97,762	Medtronic PLC	7,881,572
2,947	Patterson Cos., Inc.	113,459
5,290	ResMed Inc.	410,398
53,911	Stryker Corp.	7,621,398
14,612	Thermo Fisher Scientific Inc.	2,734,490
3,442	Varian Medical Systems Inc.*	365,712
7,473	Zimmer Biomet Holdings Inc.	853,940

	Total Healthcare-Products	70,060,047

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.9% - (continued)
Healthcare-Services - 2.5%
30,579	Aetna Inc.	$4,822,308
22,013	Anthem Inc.	4,315,429
24,150	Centene Corp.*	2,145,727
31,131	Cigna Corp.	5,667,710
5,787	DaVita Inc.*	338,887
4,299	Envision Healthcare Corp.*	225,311
55,140	HCA Healthcare Inc.*	4,337,312
20,596	Humana Inc.	5,305,942
3,860	Laboratory Corp. of America Holdings*	605,518
100,212	Quest Diagnostics Inc.	10,857,970
5,113	Quintiles IMS Holdings Inc.*	491,002
119,627	UnitedHealth Group Inc.	23,793,810
3,319	Universal Health Services Inc., Class B Shares	358,883

	Total Healthcare-Services	63,265,809

Household Products/Wares - 0.1%
3,246	Avery Dennison Corp.	305,968
9,442	Church & Dwight Co., Inc.	473,705
4,762	Clorox Co.	659,680
13,228	Kimberly-Clark Corp.	1,630,880

	Total Household Products/Wares	3,070,233

Pharmaceuticals - 6.4%
59,259	AbbVie Inc.	4,462,203
12,535	Allergan PLC	2,876,532
6,199	AmerisourceBergen Corp., Class A Shares	497,470
355,753	Bristol-Myers Squibb Co.	21,515,941
218,222	Cardinal Health Inc.	14,721,256
144,005	DexCom Inc.*	10,744,213
36,112	Eli Lilly & Co.	2,935,544
189,013	Express Scripts Holding Co.*	11,873,797
221,228	Johnson & Johnson	29,283,950
7,885	McKesson Corp.	1,177,309
522,909	Merck & Co., Inc.	33,392,969
17,122	Mylan NV*	539,000
95,838	Novartis AG, ADR	8,078,185
5,328	Perrigo Co. PLC	420,699
527,406	Pfizer Inc.	17,889,612
52,296	Zoetis Inc., Class A Shares	3,278,959

	Total Pharmaceuticals	163,687,639

	TOTAL CONSUMER NON-CYCLICAL	588,404,871

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
DIVERSIFIED - 0.0%
Holding Companies - 0.0%
12,230	Leucadia National Corp.	$289,606

ENERGY - 5.5%
Oil & Gas - 3.9%
20,792	Anadarko Petroleum Corp.	851,017
5,620	Andeavor	562,843
14,118	Apache Corp.	548,343
17,678	Cabot Oil & Gas Corp.	451,673
29,406	Chesapeake Energy Corp.*(a)	107,038
293,956	Chevron Corp.	31,635,545
3,545	Cimarex Energy Co.	353,401
5,518	Concho Resources Inc.*	612,333
277,766	ConocoPhillips	12,127,264
19,498	Devon Energy Corp.	612,237
21,468	EOG Resources Inc.	1,824,565
6,466	EQT Corp.	403,090
198,918	Exxon Mobil Corp.	15,183,411
3,970	Helmerich & Payne Inc.(a)	168,090
9,930	Hess Corp.	386,277
950,975	Marathon Oil Corp.	10,574,842
19,338	Marathon Petroleum Corp.	1,014,278
108,387	Nabors Industries Ltd.	709,935
7,231	Newfield Exploration Co.*	188,946
16,933	Noble Energy Inc.	402,497
199,210	Occidental Petroleum Corp.	11,892,837
16,402	Phillips 66	1,374,652
6,319	Pioneer Natural Resources Co.	819,258
6,931	Range Resources Corp.	120,322
102,040	Royal Dutch Shell PLC, Class A Shares, ADR	5,630,567
16,769	Valero Energy Corp.	1,141,969

	Total Oil & Gas	99,697,230

Oil & Gas Services - 1.5%
211,482	Baker Hughes a GE Co.	7,169,240
377,399	Halliburton Co.	14,707,239
14,407	National Oilwell Varco Inc.	441,863
238,636	Schlumberger Ltd.	15,155,772
17,552	TechnipFMC PLC*	453,368

	Total Oil & Gas Services	37,927,482

Pipelines - 0.1%
71,378	Kinder Morgan Inc.	1,379,736
14,149	ONEOK Inc.	766,310

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 5.5% - (continued)
Pipelines - 0.1% - (continued)
30,689	Williams Cos., Inc.	$912,384

	Total Pipelines	3,058,430

	TOTAL ENERGY	140,683,142

FINANCIAL - 16.4%
Banks - 6.2%
535,599	Bank of America Corp.	12,795,460
366,933	Bank of New York Mellon Corp.	19,183,257
248,936	BB&T Corp.	11,473,460
18,045	Capital One Financial Corp.	1,436,562
344,855	Citigroup Inc.	23,460,486
18,942	Citizens Financial Group Inc.	627,549
6,530	Comerica Inc.	445,673
27,821	Fifth Third Bancorp	726,963
26,400	First Republic Bank	2,562,120
34,760	Goldman Sachs Group Inc.	7,777,202
40,972	Huntington Bancshares Inc.	515,838
355,384	JPMorgan Chase & Co.	32,300,852
40,630	KeyCorp	699,242
5,735	M&T Bank Corp.	847,977
183,272	Morgan Stanley	8,338,876
7,995	Northern Trust Corp.	707,558
18,079	PNC Financial Services Group Inc.	2,267,287
44,741	Regions Financial Corp.	631,296
154,462	State Street Corp.	14,286,190
18,259	SunTrust Banks Inc.	1,006,071
59,213	US Bancorp	3,034,666
167,487	Wells Fargo & Co.	8,553,561
163,757	Zions Bancorporation	7,149,631

	Total Banks	160,827,777

Diversified Financial Services - 4.2%
2,135	Affiliated Managers Group Inc.	377,233
2,076	Alliance Data Systems Corp.	468,138
27,930	American Express Co.	2,404,773
5,726	Ameriprise Financial Inc.	793,108
4,525	BlackRock Inc., Class A Shares	1,896,020
3,493	CBOE Holdings Inc.	352,409
300,083	Charles Schwab Corp.	11,973,312
12,641	CME Group Inc., Class A Shares	1,590,238
14,060	Discover Financial Services	828,837
10,304	E*TRADE Financial Corp.*	422,567

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 16.4% - (continued)
Diversified Financial Services - 4.2% - (continued)
12,954	Franklin Resources Inc.	$560,002
391,238	Intercontinental Exchange Inc.	25,301,361
168,558	Invesco Ltd.	5,525,331
88,024	Mastercard Inc., Class A Shares	11,733,599
4,165	Nasdaq Inc.	313,958
11,623	Navient Corp.	153,423
4,810	Raymond James Financial Inc.	376,719
238,578	Synchrony Financial	7,345,817
9,044	T Rowe Price Group Inc.	762,952
85,600	TD Ameritrade Holding Corp.	3,708,192
292,835	Visa Inc., Class A Shares	30,314,279

	Total Diversified Financial Services	107,202,268

Equity Real Estate Investment Trusts (REITs) - 2.2%
3,520	Alexandria Real Estate Equities Inc.	427,011
53,679	American Tower Corp.	7,947,176
5,735	Apartment Investment & Management Co., Class A Shares	259,968
5,102	AvalonBay Communities Inc.	957,798
5,701	Boston Properties Inc.	687,541
77,098	Crown Castle International Corp.	8,360,507
5,911	Digital Realty Trust Inc.	699,508
13,257	Duke Realty Corp.	393,998
6,889	Equinix Inc.	3,226,877
162,229	Equity Residential	10,893,677
2,435	Essex Property Trust Inc.	647,637
4,715	Extra Space Storage Inc.	366,025
2,721	Federal Realty Investment Trust	345,377
21,565	GGP Inc.	447,474
17,271	HCP Inc.	514,848
28,052	Host Hotels & Resorts Inc.	508,302
9,309	Iron Mountain Inc.	366,961
161,486	Kimco Realty Corp.	3,168,355
4,378	Macerich Co.	231,027
4,188	Mid-America Apartment Communities Inc.	445,855
19,643	Prologis Inc.	1,244,580
5,542	Public Storage	1,137,994
9,999	Realty Income Corp.	575,542
5,507	Regency Centers Corp.	354,210
4,516	SBA Communications Corp.*	693,432
44,454	Simon Property Group Inc.	6,972,610
3,735	SL Green Realty Corp.	359,979
9,906	UDR Inc.	384,551
13,123	Ventas Inc.	898,138

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 16.4% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.2% - (continued)
6,403	Vornado Realty Trust	$476,959
13,794	Welltower Inc.	1,009,997
27,817	Weyerhaeuser Co.	907,112

	Total Equity Real Estate Investment Trusts (REITs)	55,911,026

Insurance - 3.2%
14,741	Aflac Inc.	1,216,870
123,980	Allstate Corp.	11,220,190
32,695	American International Group Inc.	1,977,394
9,755	Aon PLC	1,357,506
6,668	Arthur J Gallagher & Co.	386,077
2,003	Assurant Inc.	189,664
166,343	Berkshire Hathaway Inc., Class B Shares*	30,134,698
27,228	Brighthouse Financial Inc.*	1,553,902
17,428	Chubb Ltd.	2,464,668
5,572	Cincinnati Financial Corp.	428,152
1,543	Everest Re Group Ltd.	389,577
13,882	Hartford Financial Services Group Inc.	750,600
8,371	Lincoln National Corp.	568,056
10,267	Loews Corp.	478,237
150,531	Marsh & McLennan Cos., Inc.	11,753,461
217,017	MetLife Inc.	10,162,906
9,937	Principal Financial Group Inc.	621,261
21,532	Progressive Corp.	1,000,807
15,995	Prudential Financial Inc.	1,632,770
3,950	Torchmark Corp.	304,031
10,395	Travelers Cos., Inc.	1,259,666
8,524	Unum Group	410,686
4,722	Willis Towers Watson PLC	701,075
9,814	XL Group Ltd.	401,982

	Total Insurance	81,364,236

Real Estate - 0.4%
93,098	Brookfield Asset Management Inc., Class A Shares(a)	3,682,026
11,186	CBRE Group Inc., Class A Shares*	403,591
53,210	Jones Lang LaSalle Inc.	6,486,831

	Total Real Estate	10,572,448

Savings & Loans - 0.2%
427,038	New York Community Bancorp Inc.	5,145,808
13,016	People’s United Financial Inc.	217,367

	Total Savings & Loans	5,363,175

	TOTAL FINANCIAL	421,240,930

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 9.6%
Aerospace/Defense - 2.2%
16,373	Arconic Inc.	$417,020
60,841	Boeing Co.	14,581,154
10,587	General Dynamics Corp.	2,131,693
4,614	Harris Corp.	567,060
2,885	L3 Technologies Inc.	523,570
9,283	Lockheed Martin Corp.	2,834,935
44,393	Northrop Grumman Corp.	12,084,219
70,387	Raytheon Co.	12,811,138
6,028	Rockwell Collins Inc.	789,969
1,846	TransDigm Group Inc.	481,178
72,351	United Technologies Corp.	8,661,862

	Total Aerospace/Defense	55,883,798

Building Materials - 0.6%
42,187	Fortune Brands Home & Security Inc.	2,637,953
292,725	Johnson Controls International PLC	11,588,983
2,316	Martin Marietta Materials Inc.	490,969
11,881	Masco Corp.	436,864
4,913	Vulcan Materials Co.	595,750

	Total Building Materials	15,750,519

Electrical Components & Equipment - 0.6%
71,214	Acuity Brands Inc.	12,589,923
8,526	AMETEK Inc.	539,270
23,959	Emerson Electric Co.	1,414,539

	Total Electrical Components & Equipment	14,543,732

Electronics - 1.6%
11,963	Agilent Technologies Inc.	774,246
3,455	Allegion PLC	271,943
11,443	Amphenol Corp., Class A Shares	926,197
83,819	Avnet Inc.	3,232,899
358,020	Corning Inc.	10,296,655
4,946	FLIR Systems Inc.	187,948
32,895	Fortive Corp.	2,137,188
4,358	Garmin Ltd.	224,437
59,443	Honeywell International Inc.	8,219,184
298,524	Koninklijke Philips NV, Class NY Registered Shares	11,340,927
965	Mettler-Toledo International Inc.*	583,912
4,040	PerkinElmer Inc.	270,640
13,207	TE Connectivity Ltd.	1,051,277
2,980	Waters Corp.*	546,770

	Total Electronics	40,064,223

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 9.6% - (continued)
Engineering & Construction - 0.0%
5,108	Fluor Corp.	$197,015
4,465	Jacobs Engineering Group Inc.	243,298

	Total Engineering & Construction	440,313

Environmental Control - 0.6%
8,568	Republic Services Inc., Class A Shares	558,976
52,662	Stericycle Inc.*	3,785,871
148,546	Waste Management Inc.	11,454,382

	Total Environmental Control	15,799,229

Hand/Machine Tools - 0.0%
2,178	Snap-on Inc.	321,407
5,676	Stanley Black & Decker Inc.	817,344

	Total Hand/Machine Tools	1,138,751

Machinery-Construction & Mining - 0.1%
21,965	Caterpillar Inc.	2,580,668

Machinery-Diversified - 0.7%
75,761	Cognex Corp.	8,255,676
5,756	Cummins Inc.	917,391
10,902	Deere & Co.	1,263,869
4,888	Flowserve Corp.	192,001
4,779	Rockwell Automation Inc.	784,043
20,211	Roper Technologies Inc.	4,661,869
16,641	Wabtec Corp.(a)	1,174,356
6,741	Xylem Inc.	418,414

	Total Machinery-Diversified	17,667,619

Miscellaneous Manufacturers - 2.2%
22,319	3M Co.	4,560,218
5,495	AO Smith Corp.	306,017
5,776	Dover Corp.	490,267
16,699	Eaton Corp. PLC	1,198,320
1,065,375	General Electric Co.	26,154,956
36,605	Illinois Tool Works Inc.	5,033,554
9,649	Ingersoll-Rand PLC	823,928
4,950	Parker-Hannifin Corp.	796,405
101,752	Pentair PLC	6,313,712
196,812	Textron Inc.	9,661,501

	Total Miscellaneous Manufacturers	55,338,878

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 9.6% - (continued)
Packaging & Containers - 0.1%
13,015	Ball Corp.	$520,470
3,515	Packaging Corp. of America	395,121
7,325	Sealed Air Corp.	325,084
9,296	WestRock Co.	529,035

	Total Packaging & Containers	1,769,710

Transportation - 0.9%
5,277	CH Robinson Worldwide Inc.	372,714
34,447	CSX Corp.	1,729,239
6,728	Expeditors International of Washington Inc.	377,441
42,121	FedEx Corp.	9,029,900
3,153	JB Hunt Transport Services Inc.	311,800
3,976	Kansas City Southern	411,238
10,800	Norfolk Southern Corp.	1,301,616
74,333	Union Pacific Corp.	7,827,265
25,638	United Parcel Service Inc., Class B Shares	2,931,962

	Total Transportation	24,293,175

	TOTAL INDUSTRIAL	245,270,615

TECHNOLOGY - 14.5%
Computers - 3.4%
23,151	Accenture PLC, Class A Shares	3,027,225
404,210	Apple Inc.	66,290,440
22,002	Cognizant Technology Solutions Corp., Class A Shares	1,557,081
5,118	CSRA Inc.	161,268
10,552	DXC Technology Co.	896,920
61,890	Hewlett Packard Enterprise Co.	1,117,733
62,934	HP Inc.	1,200,781
56,788	International Business Machines Corp.	8,122,388
10,051	NetApp Inc.	388,572
128,371	Seagate Technology PLC(a)	4,047,538
10,883	Western Digital Corp.	960,642

	Total Computers	87,770,588

Office/Business Equipment - 0.0%
8,061	Xerox Corp.	260,129

Semiconductors - 3.5%
29,119	Advanced Micro Devices Inc.*	378,547
13,704	Analog Devices Inc.	1,146,614
40,126	Applied Materials Inc.	1,810,485
6,300	ASML Holding NV, Class NY Registered Shares, ADR	984,753
14,974	Broadcom Ltd.	3,774,496

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
TECHNOLOGY - 14.5% - (continued)
Semiconductors - 3.5% - (continued)
742,586	Cypress Semiconductor Corp.	$10,166,002
688,670	Intel Corp.	24,151,657
5,841	KLA-Tencor Corp.	547,243
6,049	Lam Research Corp.	1,004,013
203,612	Maxim Integrated Products Inc.	9,500,536
53,269	Microchip Technology Inc.	4,623,749
38,542	Micron Technology Inc.*	1,232,188
106,190	NVIDIA Corp.	17,992,834
4,832	Qorvo Inc.*	353,799
55,173	QUALCOMM Inc.	2,883,893
6,867	Skyworks Solutions Inc.	723,507
37,144	Texas Instruments Inc.	3,076,266
71,679	Xilinx Inc.	4,735,115

	Total Semiconductors	89,085,697

Software - 7.6%
226,523	Activision Blizzard Inc.	14,850,848
86,896	Adobe Systems Inc.*	13,482,783
6,539	Akamai Technologies Inc.*	308,314
3,207	ANSYS Inc.*	413,126
7,279	Autodesk Inc.*	833,154
323,289	CA Inc.	10,726,729
10,913	Cerner Corp.*	739,683
5,617	Citrix Systems Inc.*	439,306
46,010	Electronic Arts Inc.*	5,590,215
54,020	Fidelity National Information Services Inc.	5,019,538
33,384	Fiserv Inc.*	4,129,935
43,137	Intuit Inc.	6,101,729
798,529	Microsoft Corp.	59,706,013
449,662	Oracle Corp.	22,631,488
11,843	Paychex Inc.	675,406
6,653	Red Hat Inc.*	715,197
245,798	salesforce.com Inc.*	23,471,251
117,656	ServiceNow Inc.*	13,670,451
134,460	Splunk Inc.*	9,020,921
5,604	Synopsys Inc.*	450,674
17,604	Workday Inc., Class A Shares*	1,930,983

	Total Software	194,907,744

	TOTAL TECHNOLOGY	372,024,158

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.9%
Electric - 1.8%
815,849	AES Corp.	$9,006,973
8,572	Alliant Energy Corp.	366,367
8,994	Ameren Corp.	539,550
18,273	American Electric Power Co., Inc.	1,345,441
15,918	CenterPoint Energy Inc.	471,491
10,377	CMS Energy Corp.	503,700
11,335	Consolidated Edison Inc.	955,200
23,568	Dominion Energy Inc.	1,856,451
6,672	DTE Energy Co.	749,399
26,005	Duke Energy Corp.	2,270,237
138,113	Edison International	11,073,900
6,792	Entergy Corp.	537,723
11,757	Eversource Energy	740,691
34,403	Exelon Corp.	1,302,842
16,845	FirstEnergy Corp.	548,810
41,326	NextEra Energy Inc.	6,219,976
12,167	NRG Energy Inc.	303,080
19,194	PG&E Corp.	1,350,874
4,188	Pinnacle West Capital Corp.	376,794
25,230	PPL Corp.	990,026
18,775	Public Service Enterprise Group Inc.	879,421
5,365	SCANA Corp.	323,939
37,227	Southern Co.	1,796,575
11,711	WEC Energy Group Inc.	763,791
18,835	Xcel Energy Inc.	932,333

	Total Electric	46,205,584

Gas - 0.1%
12,068	NiSource Inc.	324,267
9,313	Sempra Energy	1,098,282

	Total Gas	1,422,549

Water - 0.0%
6,607	American Water Works Co., Inc.	534,506

	TOTAL UTILITIES	48,162,639

	TOTAL COMMON STOCKS (Cost - $2,336,008,679)	2,468,642,784

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 3.7%
TIME DEPOSITS - 3.7%
$ 11,842,741		BNP Paribas - Paris, 0.590% due 9/1/17	$11,842,741
73,445	HKD	Brown Brothers Harriman - Grand Cayman, 0.005% due 9/1/17	9,385
15,041,082		Citibank - New York, 0.590% due 9/1/17	15,041,082
24,363,359		DNB - Oslo, 0.590% due 9/1/17	24,363,359
26,273,916		JPMorgan Chase & Co. - New York, 0.590% due 9/1/17	26,273,916
9,595,490		Standard Chartered Bank - London, 0.590% due 9/1/17	9,595,490
8,395,860		Wells Fargo - Grand Cayman, 0.590% due 9/1/17	8,395,860

		TOTAL TIME DEPOSITS (Cost - $95,521,833)	95,521,833

		TOTAL SHORT-TERM INVESTMENTS (Cost - $95,521,833)	95,521,833

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.9%
MONEY MARKET FUND - 0.9%
22,007,293		Federated Government Obligations Fund, Premier Class(b) (Cost - $22,007,293)	22,007,293

		TOTAL INVESTMENTS - 100.8% (Cost - $2,453,537,805#)	2,586,171,910

		Liabilities in Excess of Other Assets - (0.8)%	(19,592,878)

		TOTAL NET ASSETS - 100.0%	$2,566,579,032

†	Face Amount Denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 5).
(b)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Summary of Investments by Security Sector^

Consumer Non-cyclical	22.8%
Financial	16.3
Communications	15.3
Technology	14.4
Industrial	9.5
Consumer Cyclical	8.3
Energy	5.4
Utilities	1.9
Basic Materials	1.6
Diversified	0.0 *
Short-Term Investments	3.7
Money Market Fund	0.8

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At August 31, 2017, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index September Futures	212	9/17	$25,789,895	$26,182,000	$392,105

At August 31, 2017, Destinations Large Cap Equity Fund had deposited cash of $890,400 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:

HKD	—	Hong Kong Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 73.5%
BASIC MATERIALS - 3.0%
Chemicals - 2.7%
26,430	AdvanSix Inc.*	$843,910
20,900	Air Products & Chemicals Inc.	3,038,233
64,959	Ferro Corp.*	1,251,760
18,022	HB Fuller Co.	904,524
10,676	Ingevity Corp.*	672,268
15,245	Olin Corp.	491,346
73,000	RPM International Inc.	3,574,810
198,869	Valvoline Inc.	4,233,921

	Total Chemicals	15,010,772

Forest Products & Paper - 0.1%
11,300	International Paper Co.	608,731

Iron/Steel - 0.2%
57,649	Allegheny Technologies Inc.*(a)	1,200,829

	TOTAL BASIC MATERIALS	16,820,332

COMMUNICATIONS - 2.7%
Internet - 1.0%
59,871	Angie’s List Inc.*(a)	728,031
28,687	Boingo Wireless Inc.*	590,665
78,982	Chegg Inc.*	1,120,754
15,324	Cogent Communications Holdings Inc.	714,099
62,879	Mimecast Ltd.*	1,700,877
25,538	Q2 Holdings Inc.*	1,036,843

	Total Internet	5,891,269

Media - 0.3%
23,442	Nexstar Media Group Inc., Class A Shares	1,411,208

Telecommunications - 1.4%
65,213	GTT Communications Inc.*	2,070,513
50,800	Motorola Solutions Inc.	4,476,496
36,619	Oclaro Inc.*(a)	307,966
80,858	ShoreTel Inc.*	602,392
3,627	Silicom Ltd.	198,397

	Total Telecommunications	7,655,764

	TOTAL COMMUNICATIONS	14,958,241

CONSUMER CYCLICAL - 5.9%
Airlines - 0.6%
44,600	Alaska Air Group Inc.	3,329,836

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 5.9% - (continued)
Apparel - 0.3%
64,927	Crocs Inc.*	$579,798
10,753	Oxford Industries Inc.	621,631
17,734	Steven Madden Ltd.*	751,922

	Total Apparel	1,953,351

Auto Parts & Equipment - 0.4%
54,156	Horizon Global Corp.*	931,483
84,704	Modine Manufacturing Co.*	1,367,970

	Total Auto Parts & Equipment	2,299,453

Distribution/Wholesale - 0.4%
15,827	G-III Apparel Group Ltd.*	435,242
14,538	H&E Equipment Services Inc.	342,225
20,098	SiteOne Landscape Supply Inc.*	1,009,724
12,526	Titan Machinery Inc.*	161,585

	Total Distribution/Wholesale	1,948,776

Entertainment - 0.7%
178,300	AMC Entertainment Holdings Inc., Class A Shares(a)	2,389,220
43,909	Eldorado Resorts Inc.*	1,009,907
24,113	Golden Entertainment Inc.*	547,847

	Total Entertainment	3,946,974

Home Builders - 0.3%
51,151	William Lyon Homes, Class A Shares*(a)	1,227,113
20,323	Winnebago Industries Inc.	734,676

	Total Home Builders	1,961,789

Leisure Time - 0.9%
129,571	Callaway Golf Co.	1,806,220
26,005	Fox Factory Holding Corp.*	1,040,200
49,532	Malibu Boats Inc., Class A Shares*	1,335,878
48,215	MCBC Holdings Inc.*	826,405

	Total Leisure Time	5,008,703

Lodging - 0.1%
8,748	Monarch Casino & Resort Inc.*	311,166

Retail - 1.8%
4,090	Buffalo Wild Wings Inc.*	420,248
5,900	Coach Inc.	246,030
32,800	Dollar General Corp.	2,379,968
36,110	DSW Inc., Class A Shares	669,118
19,680	Express Inc.*	125,362

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 5.9% - (continued)
Retail - 1.8% - (continued)
19,553	Foundation Building Materials Inc.*	$255,362
77,949	Freshpet Inc.*(a)	1,235,491
26,374	Lumber Liquidators Holdings Inc.*(a)	989,816
21,006	Michaels Cos., Inc.*	471,585
21,473	PetMed Express Inc.	778,826
20,346	Tailored Brands Inc.(a)	240,490
24,100	Williams-Sonoma Inc.	1,108,600
29,891	World Fuel Services Corp.	1,032,435

	Total Retail	9,953,331

Toys/Games/Hobbies - 0.4%
136,300	Mattel Inc.	2,210,786

	TOTAL CONSUMER CYCLICAL	32,924,165

CONSUMER NON-CYCLICAL - 16.0%
Beverages - 1.8%
52,200	Dr Pepper Snapple Group Inc.	4,752,810
17,242	MGP Ingredients Inc.	969,518
45,300	Molson Coors Brewing Co., Class B Shares	4,065,675
17,543	Primo Water Corp.*	192,096

	Total Beverages	9,980,099

Biotechnology - 1.6%
51,309	Audentes Therapeutics Inc.*	1,076,976
22,510	Blueprint Medicines Corp.*	1,220,492
12,778	Charles River Laboratories International Inc.*	1,390,246
110,978	Immunomedics Inc.*(a)	1,402,762
24,503	Loxo Oncology Inc.*	2,043,550
73,260	NeoGenomics Inc.*	740,659
35,675	Ovid therapeutics Inc.*(a)	336,059
29,188	Versartis Inc.*	554,572

	Total Biotechnology	8,765,316

Commercial Services - 1.8%
126,801	Everi Holdings Inc.*	977,636
23,648	Huron Consulting Group Inc.*	715,352
41,609	Korn/Ferry International	1,386,412
60,400	Macquarie Infrastructure Corp.	4,498,592
12,679	Matthews International Corp., Class A Shares	763,910
8,974	Nutrisystem Inc.	487,288
77,061	Team Inc.*(a)	951,704

	Total Commercial Services	9,780,894

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 16.0% - (continued)
Food - 2.1%
20,451	B&G Foods Inc.	$623,756
10,260	Calavo Growers Inc.	688,959
89,007	Darling Ingredients Inc.*	1,548,722
28,438	Hain Celestial Group Inc.*	1,143,776
105,900	Hormel Foods Corp.	3,255,366
61,399	Hostess Brands Inc., Class A Shares*	819,063
24,207	Performance Food Group Co.*	672,955
20,300	Pinnacle Foods Inc.	1,203,993
22,860	Snyder’s-Lance Inc.	811,987
18,471	TreeHouse Foods Inc.*	1,237,372

	Total Food	12,005,949

Healthcare-Products - 4.4%
81,875	AxoGen Inc.*	1,441,000
36,066	BioTelemetry Inc.*	1,339,852
27,580	Cardiovascular Systems Inc.*	810,025
39,895	CryoLife Inc.*	829,816
19,034	Inogen Inc.*	1,823,457
34,419	Intersect ENT Inc.*	1,063,547
27,072	iRhythm Technologies Inc.*	1,292,417
25,984	K2M Group Holdings Inc.*	607,506
24,107	LeMaitre Vascular Inc.	877,495
14,614	Merit Medical Systems Inc.*	603,558
36,880	OraSure Technologies Inc.*	752,721
40,310	Oxford Immunotec Global PLC*	637,704
29,694	Patterson Cos., Inc.	1,143,219
19,047	Quidel Corp.*	665,502
75,316	Sientra Inc.*(a)	863,121
12,500	STERIS PLC	1,089,500
70,759	Tactile Systems Technology Inc.*(a)	2,326,556
53,600	Zimmer Biomet Holdings Inc.	6,124,872

	Total Healthcare-Products	24,291,868

Healthcare-Services - 1.6%
22,433	Envision Healthcare Corp.*	1,175,713
32,700	HealthSouth Corp.	1,496,025
12,000	Humana Inc.	3,091,440
85,690	Natera Inc.*	1,058,271
36,561	Teladoc Inc.*	1,226,622
27,587	Tivity Health Inc.*	1,081,410

	Total Healthcare-Services	9,129,481

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 16.0% - (continued)
Household Products/Wares - 0.2%
16,498	SodaStream International Ltd.*	$993,674

Pharmaceuticals - 2.5%
22,071	Aclaris Therapeutics Inc.*(a)	572,301
16,162	Aerie Pharmaceuticals Inc.*	926,891
46,300	AmerisourceBergen Corp., Class A Shares	3,715,575
14,536	Ascendis Pharma AS, ADR*	406,427
55,751	Clementia Pharmaceuticals Inc.*	910,414
70,464	Foamix Pharmaceuticals Ltd.*(a)(b)	363,594
22,419	Global Blood Therapeutics Inc.*	681,537
7,159	Heska Corp.*	728,213
22,708	Kala Pharmaceuticals Inc.*	574,512
23,819	MyoKardia Inc.*(a)	1,032,554
53,300	Perrigo Co. PLC	4,208,568

	Total Pharmaceuticals	14,120,586

	TOTAL CONSUMER NON-CYCLICAL	89,067,867

ENERGY - 4.8%
Energy-Alternate Sources - 0.4%
38,004	SolarEdge Technologies Inc.*(a)	1,016,607
62,687	TPI Composites Inc.*	1,275,054

	Total Energy-Alternate Sources	2,291,661

Oil & Gas - 2.9%
177,100	Cabot Oil & Gas Corp.	4,524,905
72,562	Callon Petroleum Co.*	751,742
45,299	Carrizo Oil & Gas Inc.*	608,819
21,500	Marathon Petroleum Corp.	1,127,675
32,672	Murphy USA Inc.*	2,106,037
149,200	Noble Energy Inc.	3,546,484
146,700	Patterson-UTI Energy Inc.	2,342,799
103,442	SRC Energy Inc.*	816,157

	Total Oil & Gas	15,824,618

Oil & Gas Services - 0.6%
25,200	Core Laboratories NV(a)	2,222,136
34,512	Select Energy Services Inc., Class A Shares*	486,619
54,983	Solaris Oilfield Infrastructure Inc., Class A Shares*	778,559

	Total Oil & Gas Services	3,487,314

Pipelines - 0.9%
170,400	Williams Cos., Inc.	5,065,992

	TOTAL ENERGY	26,669,585

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 18.9%
Banks - 5.9%
29,803	Bank of NT Butterfield & Son Ltd.	$979,923
164,252	BankUnited Inc.	5,466,307
24,860	Chemical Financial Corp.	1,128,893
3,959	Eagle Bancorp Inc.*	246,250
82,590	First Horizon National Corp.	1,421,374
27,300	First Republic Bank	2,649,465
114,902	FNB Corp.	1,458,106
27,521	Hancock Holding Co.	1,209,548
23,419	IBERIABANK Corp.	1,793,895
65,586	Live Oak Bancshares Inc.(a)	1,465,847
145,582	MB Financial Inc.	5,789,796
49,100	PacWest Bancorp	2,216,865
36,800	Pinnacle Financial Partners Inc.	2,288,960
16,253	Preferred Bank	874,411
27,033	Seacoast Banking Corp. of Florida*	618,245
67,188	TCF Financial Corp.	1,043,430
21,317	TriState Capital Holdings Inc.*	445,525
13,496	Triumph Bancorp Inc.*	380,587
47,972	Univest Corp. of Pennsylvania	1,398,384

	Total Banks	32,875,811

Diversified Financial Services - 2.3%
18,000	Affiliated Managers Group Inc.	3,180,420
34,462	Blackhawk Network Holdings Inc., Class A Shares*	1,543,898
13,692	Federated Investors Inc., Class B Shares	373,928
46,500	Lazard Ltd., Class A Shares	1,994,385
147,475	SLM Corp.*	1,499,821
132,000	Synchrony Financial	4,064,280

	Total Diversified Financial Services	12,656,732

Equity Real Estate Investment Trusts (REITs) - 7.9%
51,591	Altisource Residential Corp.	624,767
75,800	American Campus Communities Inc.	3,607,322
101,100	American Homes 4 Rent, Class A Shares	2,240,376
58,439	Blackstone Mortgage Trust Inc., Class A Shares	1,832,063
43,823	Columbia Property Trust Inc.	920,283
43,307	Corporate Office Properties Trust	1,444,721
317,300	Cousins Properties Inc.	2,966,755
36,800	CyrusOne Inc.	2,319,504
29,433	Education Realty Trust Inc.	1,137,291
47,800	Invitation Homes Inc.	1,106,092
72,188	Lexington Realty Trust	711,774

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 18.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 7.9% - (continued)
64,300	Life Storage Inc.	$4,731,837
283,800	Medical Properties Trust Inc.	3,734,808
53,308	Monmouth Real Estate Investment Corp.	866,255
82,600	National Retail Properties Inc.	3,455,158
194,400	Retail Opportunity Investments Corp.	3,856,896
85,200	Taubman Centers Inc.	4,450,848
120,700	Weyerhaeuser Co.	3,936,027

	Total Equity Real Estate Investment Trusts (REITs)	43,942,777

Insurance - 2.1%
15,007	Hanover Insurance Group Inc.	1,473,387
34,200	Hartford Financial Services Group Inc.	1,849,194
24,816	Health Insurance Innovations Inc., Class A Shares*(a)	835,058
40,535	Horace Mann Educators Corp.	1,424,805
11,304	Infinity Property & Casualty Corp.	999,839
15,628	Kinsale Capital Group Inc.	591,520
74,414	NMI Holdings Inc., Class A Shares*	807,392
71,100	Progressive Corp.	3,304,728
21,427	Validus Holdings Ltd.	1,074,564

	Total Insurance	12,360,487

Private Equity - 0.2%
83,963	Hercules Capital Inc.	1,024,349

Savings & Loans - 0.5%
22,061	Banc of California Inc.(a)	409,231
95,074	Sterling Bancorp	2,134,411

	Total Savings & Loans	2,543,642

	TOTAL FINANCIAL	105,403,798

INDUSTRIAL - 9.4%
Aerospace/Defense - 1.0%
20,600	Harris Corp.	2,531,740
44,516	Kratos Defense & Security Solutions Inc.*	595,624
17,000	Rockwell Collins Inc.	2,227,850
21,305	Triumph Group Inc.	560,321

	Total Aerospace/Defense	5,915,535

Building Materials - 1.3%
23,000	Martin Marietta Materials Inc.	4,875,770
11,162	Masonite International Corp.*	706,554
8,591	Patrick Industries Inc.*	635,734
65,248	PGT Innovations Inc.*	861,274

	Total Building Materials	7,079,332

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 9.4% - (continued)
Electrical Components & Equipment - 1.4%
16,200	Acuity Brands Inc.	$2,863,998
20,600	AMETEK Inc.	1,302,950
7,800	Energizer Holdings Inc.	344,370
24,050	Generac Holdings Inc.*	971,139
18,900	Hubbell Inc., Class B Shares	2,131,731

	Total Electrical Components & Equipment	7,614,188

Electronics - 0.2%
35,296	Control4 Corp.*	873,929

Engineering & Construction - 0.4%
19,502	EMCOR Group Inc.	1,287,912
13,615	NV5 Global Inc.*	656,924
36,967	Sterling Construction Co., Inc.*	435,471

	Total Engineering & Construction	2,380,307

Environmental Control - 0.6%
42,000	Casella Waste Systems Inc., Class A Shares*	706,020
18,434	Clean Harbors Inc.*	997,095
118,155	Hudson Technologies Inc.*(a)	1,051,580
11,422	Tetra Tech Inc.	486,577

	Total Environmental Control	3,241,272

Hand/Machine Tools - 0.4%
65,221	Milacron Holdings Corp.*	1,040,275
17,017	Regal Beloit Corp.	1,283,082

	Total Hand/Machine Tools	2,323,357

Machinery-Diversified - 1.5%
29,370	Altra Industrial Motion Corp.	1,352,489
19,061	Columbus McKinnon Corp.	629,585
67,967	Ichor Holdings Ltd.*	1,555,085
8,893	Kadant Inc.	772,357
20,999	NN Inc.	535,475
53,100	Xylem Inc.	3,295,917

	Total Machinery-Diversified	8,140,908

Metal Fabricate/Hardware - 0.2%
43,826	TriMas Corp.*	1,060,589

Miscellaneous Manufacturers - 1.4%
29,414	Actuant Corp., Class A Shares	707,407
22,173	EnPro Industries Inc.	1,562,531
42,508	Federal Signal Corp.	794,474
20,162	Hexcel Corp.	1,084,111

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 9.4% - (continued)
Miscellaneous Manufacturers - 1.4% - (continued)
26,358	ITT Inc.	$1,063,809
24,300	Pentair PLC	1,507,815
13,633	Standex International Corp.	1,301,270

	Total Miscellaneous Manufacturers	8,021,417

Packaging & Containers - 0.2%
31,731	Silgan Holdings Inc.	954,786

Transportation - 0.8%
56,265	Air Transport Services Group Inc.*	1,291,844
18,490	Atlas Air Worldwide Holdings Inc.*	1,235,132
3,302	Covenant Transportation Group Inc.*	79,281
18,198	Saia Inc.*	1,029,097
53,100	Schneider National Inc., Class B Shares	1,181,475

	Total Transportation	4,816,829

	TOTAL INDUSTRIAL	52,422,449

TECHNOLOGY - 7.4%
Computers - 3.2%
6,817	CACI International Inc., Class A Shares*	884,847
52,848	CSRA Inc.	1,665,240
44,129	Diebold Nixdorf Inc.(a)	902,438
43,438	Everspin Technologies Inc.*(a)	708,040
11,374	Globant SA*(a)	442,335
31,615	Kornit Digital Ltd.*(a)	537,455
36,700	MAXIMUS Inc.	2,230,626
21,480	Mercury Systems Inc.*	1,036,410
79,288	Mitek Systems Inc.*	804,773
35,402	Varonis Systems Inc.*	1,373,598
56,627	Virtusa Corp.*	2,056,693
37,217	Vocera Communications Inc.*	1,036,494
47,200	Western Digital Corp.	4,166,344

	Total Computers	17,845,293

Semiconductors - 2.8%
50,184	Adesto Technologies Corp.*(a)	326,196
43,700	Analog Devices Inc.	3,656,379
27,458	Axcelis Technologies Inc.*	573,872
131,043	AXT Inc.*	1,022,135
6,462	CEVA Inc.*	262,034
294,100	Cypress Semiconductor Corp.	4,026,229
12,976	Impinj Inc.*(a)	496,202
29,146	MACOM Technology Solutions Holdings Inc.*	1,327,309

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
TECHNOLOGY - 7.4% - (continued)
Semiconductors - 2.8% - (continued)
81,859	MagnaChip Semiconductor Corp.*(a)	$933,193
15,052	Semtech Corp.*	565,955
156,468	Sequans Communications SA, ADR*(a)	485,051
85,064	SMART Global Holdings Inc.*	1,690,222

	Total Semiconductors	15,364,777

Software - 1.4%
64,652	Alteryx Inc., Class A Shares*(a)	1,525,141
25,626	BroadSoft Inc.*	1,269,768
40,079	Everbridge Inc.*	928,630
86,618	Five9 Inc.*	1,862,287
30,871	Materialise NV, ADR*(a)	426,637
43,339	PROS Holdings Inc.*	1,141,549
17,901	Talend SA, ADR*(a)	705,299
17,676	Upland Software Inc.*	406,548

	Total Software	8,265,859

	TOTAL TECHNOLOGY	41,475,929

UTILITIES - 5.4%
Electric - 4.8%
65,100	CMS Energy Corp.	3,159,954
35,000	Edison International	2,806,300
79,200	FirstEnergy Corp.	2,580,336
167,296	Great Plains Energy Inc.	5,134,314
18,482	Hawaiian Electric Industries Inc.	617,668
9,825	IDACORP Inc.	874,229
33,802	Portland General Electric Co.	1,605,933
86,600	PPL Corp.	3,398,184
64,400	SCANA Corp.	3,888,472
49,300	Xcel Energy Inc.	2,440,350

	Total Electric	26,505,740

Water - 0.6%
44,200	American Water Works Co., Inc.	3,575,780

	TOTAL UTILITIES	30,081,520

	TOTAL COMMON STOCKS
	(Cost - $400,921,409)	409,823,886

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) - 22.9%
433,262	iShares Core S&P Mid-Cap, Class I Shares	$74,872,006
757,178	iShares Core S&P Small-Cap, Class I Shares	52,298,285
3,285	iShares Russell 2000 Value, Class I Shares	381,651
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $125,533,627)	127,551,942

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $526,455,036)	537,375,828

Face Amount
SHORT-TERM INVESTMENTS - 3.4%
TIME DEPOSITS - 3.4%
$ 6,974,320	BNP Paribas - Paris, 0.590% due 9/1/17	6,974,320
3,047,833	Citibank - New York, 0.590% due 9/1/17	3,047,833
9,110,616	JPMorgan Chase & Co. - New York, 0.590% due 9/1/17	9,110,616

	TOTAL TIME DEPOSITS
	(Cost - $19,132,769)	19,132,769

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $19,132,769)	19,132,769

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.6%
MONEY MARKET FUND - 3.6%
20,035,020	Federated Government Obligations Fund, Premier Class(c)
	(Cost - $20,035,020)	20,035,020

	TOTAL INVESTMENTS - 103.4%
	(Cost - $565,622,825#)	576,543,617

	Liabilities in Excess of Other Assets - (3.4)%	(18,866,201)

	TOTAL NET ASSETS - 100.0%	$557,677,416

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 5).
(b)	Illiquid security.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Summary of Investments by Security Sector^
Financial	18.3%
Consumer Non-cyclical	15.5
Industrial	9.1
Technology	7.2
Consumer Cyclical	5.7
Utilities	5.2
Energy	4.6
Basic Materials	2.9
Communications	2.6
Exchange Traded Funds (ETFs)	22.1
Short-Term Investments	3.3
Money Market Fund	3.5

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 72.0%
Argentina - 0.3%
17,823	Banco Macro SA, ADR	$1,850,206
121,037	YPF SA, ADR	2,428,002

	Total Argentina	4,278,208

Australia - 1.6%
270,909	Amcor Ltd.	3,481,665
651,439	Brambles Ltd.	4,840,618
309,078	DuluxGroup Ltd.	1,637,819
626,709	Nanosonics Ltd.*	1,302,697
89,805	Orica Ltd.	1,453,992
956,347	South32 Ltd.	2,224,868
468,439	Webjet Ltd.	4,456,698
16,245	Woodside Petroleum Ltd.	374,086

	Total Australia	19,772,443

Austria - 0.3%
83,515	Erste Group Bank AG*	3,535,525

Bangladesh - 0.3%
2,967,985	BRAC Bank Ltd.	3,158,972

Belgium - 0.3%
24,330	Anheuser-Busch InBev SA	2,884,965
18,569	KBC Group NV	1,527,329

	Total Belgium	4,412,294

Bermuda - 0.1%
78,388	Hiscox Ltd.	1,296,064

Brazil - 1.2%
255,550	B3 SA - Brasil Bolsa Balcao	1,795,755
314,200	BB Seguridade Participacoes SA	2,766,848
348,274	Kroton Educacional SA	1,988,177
200,530	Linx SA	1,167,691
22,598	Multiplus SA	269,279
134,237	Smiles SA	2,964,186
40,413	TIM Participacoes SA, ADR	719,756
122,825	TOTVS SA	1,211,921
518,655	Wiz Solucoes e Corretagem de Seguros SA	2,805,945

	Total Brazil	15,689,558

Canada - 1.5%
47,374	Alimentation Couche-Tard Inc., Class B Shares	2,262,554
104,700	Canadian Natural Resources Ltd.	3,225,989
18,200	Canadian Pacific Railway Ltd.	2,832,439

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Canada - 1.5% - (continued)
181,846	Computer Modelling Group Ltd.	$1,319,550
37,346	Equitable Group Inc.(a)	1,633,168
6,937	Fairfax Financial Holdings Ltd.	3,606,318
28,466	Magna International Inc.(a)	1,369,215
81,995	Seven Generations Energy Ltd., Class A Shares*	1,248,428
33,800	Sun Life Financial Inc.	1,298,074

	Total Canada	18,795,735

Chile - 0.3%
63,943	Banco Santander Chile, ADR	1,870,333
41,855	Sociedad Quimica y Minera de Chile SA, ADR	1,964,255

	Total Chile	3,834,588

China - 5.3%
15,000	58.com Inc., ADR*	939,450
79,477	Alibaba Group Holding Ltd., ADR*	13,649,380
22,902	Baidu Inc., ADR*	5,222,801
52,682	Bitauto Holdings Ltd., ADR*(a)	1,886,016
781,705	China Everbright Ltd.	1,787,501
327,110	China Meidong Auto Holdings Ltd.*	114,590
1,830,418	China Mengniu Dairy Co., Ltd.	4,277,363
196,747	China Mobile Ltd.	2,086,134
82,119	Ctrip.com International Ltd., ADR*	4,225,022
977,137	Haitong Securities Co., Ltd., Class H Shares(b)	1,646,005
433,299	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares	2,117,587
2,632,707	Kingdee International Software Group Co., Ltd.*	1,123,600
371,769	Midea Group Co., Ltd., Class A Shares	2,312,345
3,315	Momo Inc., ADR*	127,727
223,811	Shenzhou International Group Holdings Ltd.	1,793,830
379,814	Sinopharm Group Co., Ltd., Class H Shares(b)	1,716,366
126,112	Sunny Optical Technology Group Co., Ltd.	1,830,104
105,135	TAL Education Group, ADR	3,199,258
306,541	Tencent Holdings Ltd.	13,025,458
452	Weibo Corp., ADR*	45,697
2,868,683	WH Group Ltd.(c)	2,999,564
1,013,000	Yihai International Holding Ltd.	691,436

	Total China	66,817,234

Denmark - 0.5%
64,128	GN Store Nord AS	2,128,099
13,301	Jyske Bank AS, Class Registered Shares	800,704

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Denmark - 0.5% - (continued)
49,904	Royal Unibrew AS	$2,737,399
17,639	Sydbank AS	688,674

	Total Denmark	6,354,876

Egypt - 0.1%
967,688	Cleopatra Hospital*	1,503,098

Finland - 0.5%
32,753	Olvi OYJ, Class A Shares	1,219,959
76,709	Sampo OYJ, Class A Shares	4,051,371
9,392	Wartsila OYJ Abp	648,517

	Total Finland	5,919,847

France - 3.7%
19,549	Air Liquide SA	2,390,295
17,103	Airbus SE	1,438,823
19,356	Akka Technologies	972,553
30,531	BNP Paribas SA	2,325,939
92,522	Danone SA	7,294,138
1,751	Dassault Aviation SA	2,676,434
19,935	Dassault Systemes SE	1,965,675
28,574	Esker SA	1,616,712
5,382	Euler Hermes Group	639,135
11,367	ID Logistics Group*	1,878,478
33,991	Lectra	940,771
43,576	Legrand SA	3,055,927
5,984	L’Oreal SA	1,265,259
10,242	MGI Digital Graphic Technology*	639,149
10,166	Neopost SA	442,149
40,523	Pernod Ricard SA	5,541,965
19,392	Sanofi, (Restricted)	1,893,734
72,326	Schneider Electric SE*	5,838,695
13,478	Thales SA	1,493,641
48,021	TOTAL SA	2,485,073

	Total France	46,794,545

Germany - 5.2%
14,643	Aumann AG*(c)	1,157,843
73,639	Bayer AG, Class Registered Shares	9,432,700
10,049	Beiersdorf AG	1,073,258
32,856	Brenntag AG	1,744,368
21,569	CANCOM SE(a)	1,479,332
108,547	Deutsche Wohnen SE	4,611,378
49,861	Fresenius SE & Co. KGaA	4,221,236
61,166	GEA Group AG	2,696,825
44,959	Henkel AG & Co. KGaA	6,026,724

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Germany - 5.2% - (continued)
19,815	Hypoport AG*	$2,938,810
142,867	Infineon Technologies AG	3,296,241
12,167	Isra Vision AG	2,114,732
15,966	LEG Immobilien AG	1,614,454
8,421	Linde AG	1,615,116
18,692	Merck KGaA	2,054,961
34,067	Nexus AG	998,726
49,410	Scout24 AG(c)	1,991,054
21,817	STRATEC Biomedical AG	1,350,252
42,994	Symrise AG	3,143,656
61,067	TAG Immobilien AG	1,019,284
390,572	Telefonica Deutschland Holding AG	2,114,810
37,748	va-Q-tec AG*	786,966
102,882	Vonovia SE	4,349,541
20,201	Wirecard AG	1,722,686
7,971	XING AG	2,452,188

	Total Germany	66,007,141

Greece - 0.1%
121,217	Sarantis SA	1,732,044

Hong Kong - 2.1%
714,200	AIA Group Ltd.	5,484,620
710,000	China Overseas Land & Investment Ltd.	2,491,623
510,000	CK Hutchison Holdings Ltd.	6,689,419
691,000	Esprit Holdings Ltd.*	400,056
48,000	Jardine Matheson Holdings Ltd.	3,154,528
1,622,985	Man Wah Holdings Ltd.	1,509,712
2,101,423	Sino Biopharmaceutical Ltd.	1,845,591
323,711	Techtronic Industries Co., Ltd.	1,675,745
4,042,344	Tongda Group Holdings Ltd.	1,121,329
972,000	Vitasoy International Holdings Ltd.	2,138,375

	Total Hong Kong	26,510,998

India - 4.6%
609,665	Allcargo Logistics Ltd.	1,590,362
194,436	Amara Raja Batteries Ltd.	2,377,915
249,506	Axis Bank Ltd.	1,953,720
404,291	Berger Paints India Ltd.	1,556,541
27,500	Britannia Industries Ltd.	1,820,432
364,233	Byke Hospitality Ltd.	1,055,395
81,153	Can Fin Homes Ltd.	3,633,910
356,890	Coal India Ltd.	1,327,383
96,891	Divi’s Laboratories Ltd.*	1,065,426

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
India - 4.6% - (continued)
433,170	Edelweiss Financial Services Ltd.	$1,687,839
463,878	Exide Industries Ltd.	1,431,402
175,633	Gulf Oil Lubricants India Ltd.	2,185,961
264,308	Housing Development Finance Corp., Ltd.	7,353,732
129,121	Infosys Ltd.	1,856,969
624,348	JM Financial Ltd.	1,316,295
146,421	Kotak Mahindra Bank Ltd.	2,239,394
98,343	Manpasand Beverages Ltd.	1,218,935
22,778	Maruti Suzuki India Ltd.	2,748,220
124,900	Max Financial Services Ltd.	1,176,256
320,901	Motherson Sumi Systems Ltd.	1,541,386
39,663	Multi Commodity Exchange of India Ltd.	652,487
1,182,259	NTPC Ltd.	3,109,315
523,618	Power Grid Corp. of India Ltd.	1,791,603
44,493	PVR Ltd.	920,346
513,781	SH Kelkar & Co., Ltd.(c)	1,916,286
99,659	Sun TV Network Ltd.	1,087,702
124,938	Supreme Industries Ltd.	2,401,805
149,752	Tata Communications Ltd.	1,536,232
22,990	Tata Consultancy Services Ltd.	898,635
317,824	Wipro Ltd.	1,479,657
152,086	Zee Entertainment Enterprises Ltd.	1,237,416

	Total India	58,168,957

Indonesia - 1.2%
25,944,200	Ace Hardware Indonesia Tbk PT	2,119,783
1,971,900	Bank Central Asia Tbk PT	2,797,740
1,141,561	Bank Mandiri Persero Tbk PT	1,122,839
3,066,943	Bank Negara Indonesia Persero Tbk PT	1,691,065
9,488,295	Kimia Farma Persero Tbk PT	2,313,181
12,027,811	Nippon Indosari Corpindo Tbk PT	1,100,067
7,040,021	Sarana Menara Nusantara Tbk PT, (Restricted)*(d)	2,363,927
2,580,037	Tower Bersama Infrastructure Tbk PT	1,244,114

	Total Indonesia	14,752,716

Ireland - 0.3%
81,347	Bank of Ireland Group PLC*	677,991
28,318	Kerry Group PLC, Class A Shares	2,636,910
5,496	Ryanair Holdings PLC, ADR*	624,895

	Total Ireland	3,939,796

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Israel - 0.3%
13,366	Check Point Software Technologies Ltd.*	$1,495,255
34,141	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,657,912

	Total Israel	3,153,167

Italy - 0.3%
327,845	Banca Mediolanum SpA	2,776,841
68,509	Gruppo MutuiOnline SpA	1,093,060

	Total Italy	3,869,901

Japan - 11.9%
35,600	Air Water Inc.	658,273
90,300	Arcland Service Holdings Co., Ltd.	1,684,878
324,400	Astellas Pharma Inc.	4,085,013
106,000	Chiba Bank Ltd.	711,734
55,800	Chugai Pharmaceutical Co., Ltd.	2,272,996
39,300	Credit Saison Co., Ltd.	714,412
44,100	CyberAgent Inc.	1,451,077
142,000	Daiwa Securities Group Inc.	778,869
57,112	en-japan Inc.	2,004,035
68,285	Evolable Asia Corp.*(a)	1,584,360
79,800	Fujitsu General Ltd.	1,672,573
14,600	Glory Ltd.	497,784
96,784	Gurunavi Inc.	1,447,594
104,800	Hachijuni Bank Ltd.	640,327
17,600	Hirose Electric Co., Ltd.	2,440,710
564,365	Infomart Corp.	4,149,057
216,500	Inpex Corp.	2,077,792
23,418	Istyle Inc.(a)	137,471
53,000	Ito En Ltd.	1,954,168
30,700	Itokuro Inc.*	1,639,208
76,600	Japan Material Co., Ltd.	1,880,600
91,060	Japan Property Management Center Co., Ltd.	1,309,267
206,100	Japan Tobacco Inc.	7,066,715
44,700	Kansai Paint Co., Ltd.	1,135,665
91,100	Kao Corp.	5,691,839
157,500	KDDI Corp.	4,255,241
42,400	Kobayashi Pharmaceutical Co., Ltd.	2,638,234
33,000	Koito Manufacturing Co., Ltd.	2,068,638
3,700	Kose Corp.	465,079
75,100	Kotobuki Spirits Co., Ltd.	2,509,870
27,100	Kura Corp.	1,488,896
28,000	Kusuri no Aoki Holdings Co., Ltd.	1,584,217
53,217	M&A Capital Partners Co., Ltd.*(a)	2,507,832

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Japan - 11.9% - (continued)
176,400	Mebuki Financial Group Inc.	$626,963
43,000	MISUMI Group Inc.	1,107,846
244,000	Mitsubishi Electric Corp.	3,620,794
388,500	Morningstar Japan KK	1,185,392
54,400	Nihon Kohden Corp.	1,263,634
92,800	Nippon Telegraph & Telephone Corp.	4,621,964
9,800	Nissin Foods Holdings Co., Ltd.	604,791
102,000	Nomura Research Institute Ltd.	3,977,977
157,200	North Pacific Bank Ltd.	474,367
33,300	Obic Co., Ltd.	2,089,826
46,100	Olympus Corp.	1,606,493
41,000	Omron Corp.	2,062,149
104,400	Open Door Inc.*	3,983,130
249,310	Prestige International Inc.	2,678,969
98,549	Rakus Co., Ltd.(a)	1,880,287
71,800	Renesas Electronics Corp.*	726,115
53,000	Rohto Pharmaceutical Co., Ltd.	1,231,849
182,900	Santen Pharmaceutical Co., Ltd.	2,843,144
37,700	Secom Co., Ltd.	2,802,278
45,500	Seria Co., Ltd.	2,497,725
103,300	Seven & i Holdings Co., Ltd.	4,106,212
115,569	SMS Co., Ltd.	3,743,632
13,600	Sohgo Security Services Co., Ltd.	595,372
25,900	Square Enix Holdings Co., Ltd.	917,845
264,100	Sumitomo Corp.	3,746,173
50,500	Sumitomo Mitsui Financial Group Inc.	1,881,387
35,800	Suzuki Motor Corp.	1,803,360
61,600	Systena Corp.	1,438,822
49,300	Terumo Corp.	1,907,718
61,700	Tokio Marine Holdings Inc.	2,469,120
48,700	Tokyo Base Co., Ltd.*(a)	2,593,954
60,100	Toyo Suisan Kaisha Ltd.	2,224,242
32,600	USS Co., Ltd.	643,004
102,700	Vector Inc.	1,432,428
579,900	Yahoo Japan Corp.	2,661,706
16,700	Yamaha Corp.	583,005
143,900	Yamato Holdings Co., Ltd.	3,079,823
51,900	Yokogawa Electric Corp.	811,226
286,433	Yume No Machi Souzou Iinkai Co., Ltd.(a)	4,287,534

	Total Japan	150,016,680

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Malaysia - 0.8%
9,680,547	7-Eleven Malaysia Holdings Bhd, Class B Shares	$3,177,958
1,884,600	Astro Malaysia Holdings Bhd	1,183,731
289,900	Carlsberg Brewery Malaysia Bhd, Class B Shares	1,006,725
115,000	Dutch Lady Milk Industries Bhd	1,579,752
3,805,070	Karex Bhd	1,258,878
3,374,574	My EG Services Bhd	1,680,463

	Total Malaysia	9,887,507

Mexico - 1.3%
352,020	Banregio Grupo Financiero SAB de CV	2,276,920
16,167	Fomento Economico Mexicano SAB de CV, ADR	1,617,670
95,350	Gruma SAB de CV, Class B Shares	1,398,285
189,155	Grupo Financiero Banorte SAB de CV, Class O Shares	1,290,438
302,730	Grupo Financiero Santander Mexico SAB de CV, Class B Shares, ADR	3,121,146
539,056	Grupo Lala SAB de CV, Class B Shares	957,056
382,644	Infraestructura Energetica Nova SAB de CV	2,086,002
768,780	Unifin Financiera SAB de CV SOFOM ENR	2,643,850
280,050	Wal-Mart de Mexico SAB de CV	681,215

	Total Mexico	16,072,582

Netherlands - 1.1%
70,755	Altice NV, Class A Shares*	1,633,561
4,653	ASM International NV	274,168
16,044	ASML Holding NV	2,499,999
10,114	Core Laboratories NV(a)	891,852
42,943	Heineken NV	4,509,284
130,954	ING Groep NV	2,326,917
21,000	NXP Semiconductors NV*	2,372,160

	Total Netherlands	14,507,941

New Zealand - 0.6%
453,038	Freightways Ltd.	2,572,766
482,950	Green Cross Health Ltd.	731,299
514,339	Restaurant Brands New Zealand Ltd.	2,366,975
550,316	Trade Me Group Ltd.	1,838,575

	Total New Zealand	7,509,615

Nigeria - 0.0%
1,357,050	Lekoil Ltd., CDI*	320,123

Norway - 0.1%
82,701	DNB ASA	1,616,003

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Pakistan - 0.3%
740,600	Hascol Petroleum Ltd.	$2,220,671
1,217,215	Pak Elektron Ltd.	850,410
263,400	PAK Suzuki Motor Co., Ltd.	1,128,190

	Total Pakistan	4,199,271

Panama - 0.2%
20,060	Copa Holdings SA, Class A Shares	2,488,844

Peru - 0.1%
4,503	Credicorp Ltd.	913,388

Philippines - 0.9%
1,862,535	Ayala Land Inc.	1,531,455
698,338	BDO Unibank Inc.	1,736,063
1,313,416	Concepcion Industrial Corp.	1,643,171
5,707,365	Metro Pacific Investments Corp.	709,977
22,990,000	Pepsi-Cola Products Philippines Inc.	1,335,785
1,348,730	Philippine Seven Corp.	4,476,728

	Total Philippines	11,433,179

Poland - 0.3%
38,403	AmRest Holdings SE*	3,843,459

Russia - 0.4%
200,500	Sberbank of Russia PJSC, ADR	2,721,461
83,080	Yandex NV, Class A Shares*	2,493,231

	Total Russia	5,214,692

Singapore - 0.4%
922,626	Global Logistic Properties Ltd.	2,204,408
1,434,900	Riverstone Holdings Ltd.	1,163,893
1,558,500	Sheng Siong Group Ltd.	1,058,414

	Total Singapore	4,426,715

South Africa - 1.0%
85,375	Bid Corp., Ltd.	1,938,923
99,354	Bidvest Group Ltd.	1,309,794
627,598	FirstRand Ltd.	2,681,247
1,532,128	Italtile Ltd.	1,666,544
326,025	Life Healthcare Group Holdings Ltd.	661,154
785,300	Peregrine Holdings Ltd.	1,747,920
24,339	Sasol Ltd.	734,352
16,225	Sasol Ltd., ADR	488,859
195,950	Steinhoff International Holdings NV(a)	942,888

	Total South Africa	12,171,681

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
South Korea - 2.0%
33,947	DIO Corp.*	$1,030,895
2,827	Hankook Shell Oil Co., Ltd.	1,011,100
69,979	KB Financial Group Inc.	3,449,001
3,971	LG Household & Health Care Ltd.	3,391,669
4,801	NAVER Corp.	3,236,259
7,737	Netmarble Games Corp.*(c)	1,064,433
3,703	Samsung Electronics Co., Ltd.	7,669,418
12,645	Samsung Life Insurance Co., Ltd.	1,298,207
35,040	Shinhan Financial Group Co., Ltd.	1,618,907
34,962	Vieworks Co., Ltd.	1,494,474

	Total South Korea	25,264,363

Spain - 1.0%
144,359	Amadeus IT Group SA	8,957,543
153,870	Grifols SA, ADR	3,177,415

	Total Spain	12,134,958

Sri Lanka - 0.1%
71,440	Nestle Lanka PLC	846,297

Sweden - 1.3%
199,771	Byggmax Group AB	1,672,880
133,483	Essity AB, Class B Shares*	3,709,034
5,525	eWork Group AB	68,499
59,583	Fortnox AB	266,311
52,010	Hexagon AB, Class B Shares	2,554,431
77,923	Kopparbergs Bryggeri AB, Class B Shares	2,245,892
43,584	RaySearch Laboratories AB*	875,324
359,355	Svenska Handelsbanken AB, Class A Shares	5,372,727

	Total Sweden	16,765,098

Switzerland - 3.8%
22,130	Cie Financiere Richemont SA, Class Registered Shares	1,980,651
73,347	GAM Holding AG*	1,129,861
1,713	Geberit AG, Class Registered Shares	783,102
2,536	Givaudan SA, Class Registered Shares	5,185,827
78,267	Julius Baer Group Ltd.*	4,380,440
223,390	Nestle SA, Class Registered Shares	18,961,764
31,941	Roche Holding AG	8,142,872
4,779	Schindler Holding AG	1,024,300
1,261	SGS SA, Class Registered Shares	2,819,636
77	Sika AG	546,281
163,228	UBS Group AG, Class Registered Shares*	2,693,038

	Total Switzerland	47,647,772

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Taiwan - 3.2%
220,573	Advanced Ceramic X Corp.	$3,162,657
128,000	Bon Fame Co., Ltd.	387,646
155,300	Catcher Technology Co., Ltd.	1,987,193
332,000	Delta Electronics Inc.	1,828,888
94,865	Eclat Textile Co., Ltd.	1,168,354
624,000	Far EasTone Telecommunications Co., Ltd.	1,515,893
102,000	Ginko International Co., Ltd.	801,268
475,000	Hota Industrial Manufacturing Co., Ltd.	2,230,900
365,000	Hu Lane Associate Inc.	2,046,368
202,270	Makalot Industrial Co., Ltd.	959,991
216,000	Novatek Microelectronics Corp.	844,739
147,400	Onyx Healthcare Inc.	1,006,189
82,820	Poya International Co., Ltd.	1,078,984
424,000	Taiwan Mobile Co., Ltd.	1,521,308
782,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,637,411
256,214	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,472,232
406,813	TCI Co., Ltd.	2,561,644
152,000	Voltronic Power Technology Corp.	2,749,950

	Total Taiwan	40,961,615

Thailand - 0.3%
60,798	Bangkok Bank PCL, Class F Shares	343,130
153,336	Bangkok Bank PCL, NVDR	853,002
763,500	CP ALL PCL, Class F Shares	1,426,673
6,233,800	Plan B Media PCL, Class F Shares(a)	1,099,088

	Total Thailand	3,721,893

Turkey - 0.3%
150,647	Logo Yazilim Sanayi Ve Ticaret AS*	2,520,410
502,828	Tat Gida Sanayi AS	847,731

	Total Turkey	3,368,141

United Arab Emirates - 0.1%
72,812	DP World Ltd.	1,672,328

United Kingdom - 7.3%
448,948	Advanced Medical Solutions Group PLC	1,844,865
30,100	AstraZeneca PLC, ADR	897,883
77,923	Avon Rubber PLC	941,843
147,515	British American Tobacco PLC	9,199,234
138,841	Bunzl PLC	4,149,212
54,359	Burberry Group PLC	1,264,789
143,460	Cairn Energy PLC*	318,018
203,786	Capita PLC	1,708,512

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
United Kingdom - 7.3% - (continued)
380,329	Clipper Logistics PLC	$2,047,251
306,733	Compass Group PLC	6,549,258
437,214	ConvaTec Group PLC*(c)	1,623,807
142,433	Experian PLC	2,860,998
416,458	GB Group PLC(a)	2,072,449
47,752	Gear4Music Holdings PLC*	494,054
153,712	Halma PLC	2,173,397
558,017	Horizon Discovery Group PLC*	1,760,771
108,579	IG Group Holdings PLC	906,033
145,144	IMI PLC	2,128,124
27,798	Intertek Group PLC	1,838,189
64,104	Jardine Lloyd Thompson Group PLC	957,107
89,400	Liberty Global PLC, Class C Shares*	2,952,882
70,700	Liberty Global PLC LiLAC, Class C Shares*	1,823,353
29,700	LivaNova PLC*(a)	1,858,626
2,468,555	Lloyds Banking Group PLC	2,030,667
206,695	On the Beach Group PLC(c)	1,141,326
374,513	Patisserie Holdings PLC	1,768,791
116,338	Prudential PLC	2,733,186
192,835	Purplebricks Group PLC*(a)	1,192,814
109,421	Reckitt Benckiser Group PLC	10,380,744
75,415	RELX NV	1,585,803
125,064	Rentokil Initial PLC	492,805
178,231	Royal Bank of Scotland Group PLC*	581,026
237,649	Sanne Group PLC	2,328,540
275,065	Scapa Group PLC	1,599,703
316,608	Smart Metering Systems PLC	2,868,492
163,242	Smith & Nephew PLC	2,951,059
38,741	Spectris PLC.	1,159,832
31,954	Spirax-Sarco Engineering PLC	2,321,161
406,175	Tullow Oil PLC*	819,112
1,083,297	Vodafone Group PLC	3,098,963
45,172	WPP PLC	829,071

	Total United Kingdom	92,253,750

United States - 3.1%
23,126	Analog Devices Inc.	1,934,952
20,116	ANSYS Inc.*	2,591,343
129,845	Cadence Design Systems Inc.*	5,101,610
107,523	Colgate-Palmolive Co., (Restricted)	7,702,948
25,628	DENTSPLY SIRONA Inc.	1,449,776
20,400	Mastercard Inc., Class A Shares	2,719,320
17,301	Nordson Corp.	1,890,999

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units		Security	Value
United States - 3.1% - (continued)
4,447		NVIDIA Corp.	$753,500
18,000		Philip Morris International Inc.	2,104,740
2,814		Priceline Group Inc.*	5,211,753
94,862		Shire PLC	4,722,899
89,600		TerraForm Global Inc., Class A Shares*	452,480
34,829		Texas Instruments Inc.	2,884,538

		Total United States	39,520,858

		TOTAL COMMON STOCKS (Cost - $832,757,585)	909,076,460

EXCHANGE TRADED FUNDS (ETFs) - 24.0%
United States - 24.0%
3,141,277		iShares Core MSCI EAFE, Class I Shares	196,863,830
1,972,117		iShares Core MSCI Emerging Markets, Class I Shares	106,514,039

		Total United States	303,377,869

		TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $278,911,024)	303,377,869

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,111,668,609)	1,212,454,329

Face Amount†
SHORT-TERM INVESTMENTS - 3.9%
TIME DEPOSITS - 3.2%

$ 13,161,932		ANZ National Bank - London, 0.590% due 9/1/17	13,161,932
357,534	HKD	BNP Paribas - Paris, 0.005% due 9/1/17	45,687
		Brown Brothers Harriman - Grand Cayman:
5,244	HKD	0.005% due 9/1/17	670
8	GBP	0.050% due 9/1/17	11
3,340	CAD	0.150% due 9/1/17	2,675
7	AUD	0.484% due 9/1/17	5
10,253		0.590% due 9/1/17	10,253
43	NZD	0.800% due 9/1/17	31
44	ZAR	5.818% due 9/1/17	3
		Citibank - London:
48,275	EUR	(0.556)% due 9/1/17	57,478
112,698	GBP	0.050% due 9/1/17	145,741
11,269,207		JPMorgan Chase & Co. - New York, 0.590% due 9/1/17	11,269,207
11,148,604		Standard Chartered Bank - London, 0.590% due 9/1/17	11,148,604
4,967,485		Sumitomo - Tokyo, 0.590% due 9/1/17	4,967,485

		TOTAL TIME DEPOSITS (Cost - $40,809,782)	40,809,782

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Face Amount†	Security	Value
U.S. GOVERNMENT AGENCY - 0.7%

$ 8,650,000	Federal Home Loan Bank (FHLB) Discount Notes, 0.738% due 9/1/17(e) (Cost - $8,650,000)	8,650,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $49,459,782)	49,459,782

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.5%
MONEY MARKET FUND - 1.5%
18,511,629	Federated Government Obligations Fund, Premier Class(f) (Cost - $18,511,629)	18,511,629

	TOTAL INVESTMENTS - 101.4% (Cost - $1,179,640,020#)	1,280,425,740

	Liabilities in Excess of Other Assets - (1.4)%	(17,907,542)

	TOTAL NET ASSETS - 100.0%	$1,262,518,198

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 5).
(b)	Security trades on the Hong Kong exchange.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Illiquid security.
(e)	Rate shown represents yield-to-maturity.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics Systems (CHESS) Depositary Interest
NVDR	—	Non Voting Depository Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Summary of Investments by Security Sector^

Consumer Non-cyclical	20.8%
Financial	12.6
Communications	10.5
Industrial	7.8
Consumer Cyclical	7.4
Technology	7.1
Basic Materials	2.0
Energy	1.4
Diversified	0.8
Utilities	0.6
Exchange Traded Funds (ETFs)	23.7
Short-Term Investments	3.9
Money Market Fund	1.4

100.0%

^	As a percentage of total investments.

At August 31, 2017, Destinations International Equity Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	951,000	MSC	$1,143,187	2/23/18	$8,264
Euro	951,000	MSC	1,143,187	2/23/18	11,021

					19,285

Contracts to Sell:
British Pound	1,127,000	BBH	1,457,911	9/15/17	(7,456)
Japanese Yen	240,545,000	BBH	2,188,720	9/15/17	(7,703)
Japanese Yen	477,997,500	MSC	4,386,483	2/23/18	44,137
Japanese Yen	477,997,500	MSC	4,386,483	2/23/18	47,014

					75,992

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$95,277

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NZD	—	New Zealand Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BBH	—	Brown Brothers Harriman & Co.
MSC	—	Morgan Stanley

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 78.4%
BASIC MATERIALS - 2.4%
Chemicals - 1.8%
36,205	CF Industries Holdings Inc.	$1,049,583
56,537	Dow Chemical Co.	3,768,191
6,518	Eastman Chemical Co.	561,852
7,861	LyondellBasell Industries NV, Class A Shares	712,128

	Total Chemicals	6,091,754

Forest Products & Paper - 0.5%
27,586	International Paper Co.	1,486,058

Iron/Steel - 0.1%
15,917	United States Steel Corp.	423,551

	TOTAL BASIC MATERIALS	8,001,363

COMMUNICATIONS - 13.6%
Media - 0.1%
13,649	ProSiebenSat.1 Media SE	457,958

Telecommunications - 13.5%
331,308	AT&T Inc.	12,410,798
152,026	BCE Inc.	7,236,191
77,123	CenturyLink Inc.(a)	1,520,866
155,959	Cisco Systems Inc.	5,023,439
228,265	Nokia OYJ	1,414,634
58,676	Orange SA	997,288
169,013	Telefonaktiebolaget LM Ericsson, Class B Shares	990,753
167,095	Verizon Communications Inc.	8,015,547
2,272,608	Vodafone Group PLC	6,506,806
48,679	Vodafone Group PLC, ADR	1,413,151

	Total Telecommunications	45,529,473

	TOTAL COMMUNICATIONS	45,987,431

CONSUMER CYCLICAL - 2.8%
Airlines - 0.4%
16,468	American Airlines Group Inc.	736,778
9,254	United Continental Holdings Inc.*	573,378

	Total Airlines	1,310,156

Home Furnishings - 0.5%
9,238	Whirlpool Corp.	1,585,425

Lodging - 0.5%
24,837	Las Vegas Sands Corp.	1,545,110

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 2.8% - (continued)
Retail - 1.4%
27,620	Kohl’s Corp.	$1,098,724
17,469	Nordstrom Inc.(a)	779,467
55,180	Target Corp.	3,008,965

	Total Retail	4,887,156

	TOTAL CONSUMER CYCLICAL	9,327,847

CONSUMER NON-CYCLICAL - 23.4%
Agriculture - 8.7%
136,005	Altria Group Inc.	8,622,717
124,587	Imperial Brands PLC	5,156,514
134,817	Philip Morris International Inc.	15,764,152

	Total Agriculture	29,543,383

Beverages - 1.9%
125,175	Coca-Cola Co.	5,701,721
5,750	PepsiCo Inc.	665,448

	Total Beverages	6,367,169

Cosmetics/Personal Care - 1.4%
49,501	Procter & Gamble Co.	4,567,457

Food - 0.4%
27,875	General Mills Inc.	1,484,622

Household Products/Wares - 0.6%
16,675	Kimberly-Clark Corp.	2,055,861

Pharmaceuticals - 10.4%
100,994	AbbVie Inc.	7,604,848
50,750	AstraZeneca PLC	2,980,254
306,022	GlaxoSmithKline PLC	6,068,790
15,804	Johnson & Johnson	2,091,975
118,868	Merck & Co., Inc.	7,590,910
120,828	Pfizer Inc.	4,098,486
46,501	Sanofi	4,521,222
31,178	Teva Pharmaceutical Industries Ltd., ADR	494,483

	Total Pharmaceuticals	35,450,968

	TOTAL CONSUMER NON-CYCLICAL	79,469,460

ENERGY - 12.2%
Oil & Gas - 11.7%
423,275	BP PLC	2,436,659
90,292	BP PLC, ADR	3,135,841
86,884	Chevron Corp.	9,350,456
28,637	Devon Energy Corp.	899,202

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
ENERGY - 12.2% - (continued)
Oil & Gas - 11.7% - (continued)
89,145	Eni SpA	$1,397,870
80,751	Exxon Mobil Corp.	6,163,724
119,999	Occidental Petroleum Corp.	7,163,940
78,984	Royal Dutch Shell PLC, Class A Shares	2,172,563
93,162	TOTAL SA	4,819,064
32,318	Valero Energy Corp.	2,200,856

	Total Oil & Gas	39,740,175

Oil & Gas Services - 0.4%
34,926	Baker Hughes a GE Co.	1,183,991

Pipelines - 0.1%
10,497	Enbridge Inc.	419,775

	TOTAL ENERGY	41,343,941

FINANCIAL - 6.7%
Banks - 2.2%
67,473	Bank of America Corp.	1,611,930
7,400	Canadian Imperial Bank of Commerce	621,788
45,979	Deutsche Bank AG*	596,210
25,524	JPMorgan Chase & Co.	2,319,876
30,343	Morgan Stanley	1,380,607
15,341	PacWest Bancorp	692,646

	Total Banks	7,223,057

Equity Real Estate Investment Trusts (REITs) - 3.4%
49,825	Crown Castle International Corp.	5,403,023
10,700	Digital Realty Trust Inc.	1,266,238
19,775	National Retail Properties Inc.	827,188
39,050	Omega Healthcare Investors Inc.	1,244,524
3,225	Public Storage	662,222
34,600	Ventas Inc.	2,368,024

	Total Equity Real Estate Investment Trusts (REITs)	11,771,219

Insurance - 1.1%
10,300	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	2,126,525
15,730	Prudential Financial Inc.	1,605,718

	Total Insurance	3,732,243

	TOTAL FINANCIAL	22,726,519

INDUSTRIAL - 1.9%
Aerospace/Defense - 0.4%
87,492	BAE Systems PLC	687,354

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
INDUSTRIAL - 1.9% - (continued)
Aerospace/Defense - 0.4% - (continued)
2,076	Lockheed Martin Corp.	$633,989

	Total Aerospace/Defense	1,321,343

Miscellaneous Manufacturers - 0.2%
5,257	Siemens AG, Class Registered Shares	687,265

Packaging & Containers - 0.3%
43,858	Graphic Packaging Holding Co.	572,347
6,268	WestRock Co.	356,712

	Total Packaging & Containers	929,059

Transportation - 1.0%
14,513	Kansas City Southern	1,501,080
17,350	United Parcel Service Inc., Class B Shares	1,984,146

	Total Transportation	3,485,226

	TOTAL INDUSTRIAL	6,422,893

TECHNOLOGY - 3.9%
Computers - 0.4%
9,141	International Business Machines Corp.	1,307,437

Semiconductors - 2.1%
165,313	Intel Corp.	5,797,527
26,581	QUALCOMM Inc.	1,389,389

	Total Semiconductors	7,186,916

Software - 1.4%
47,359	Microsoft Corp.	3,541,032
8,447	Oracle Corp.	425,138
15,225	Paychex Inc.	868,282

	Total Software	4,834,452

	TOTAL TECHNOLOGY	13,328,805

UTILITIES - 11.5%
Electric - 10.0%
23,226	Ameren Corp.	1,393,328
41,173	American Electric Power Co., Inc.	3,031,568
10,750	Consolidated Edison Inc.	905,903
58,025	Dominion Energy Inc.	4,570,629
9,265	DTE Energy Co.	1,040,645
91,398	Duke Energy Corp.	7,979,045
14,411	Entergy Corp.	1,140,919
34,804	Exelon Corp.	1,318,028
147,947	PPL Corp.	5,805,440

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
UTILITIES - 11.5% - (continued)
Electric - 10.0% - (continued)
40,100	Public Service Enterprise Group Inc.	$1,878,284
39,440	Southern Co.	1,903,374
39,052	SSE PLC	719,654
44,430	Xcel Energy Inc.	2,199,285

	Total Electric	33,886,102

Gas - 1.2%
342,108	National Grid PLC	4,312,210

Water - 0.3%
40,902	Veolia Environnement SA	959,876

	TOTAL UTILITIES	39,158,188

	TOTAL COMMON STOCKS (Cost - $265,750,770)	265,766,447

EXCHANGE TRADED FUND (ETF) - 18.7%
755,902	iShares Core High Dividend, Class I Shares (Cost - $63,536,543)	63,601,594

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $329,287,313)	329,368,041

Face Amount
SHORT-TERM INVESTMENTS - 2.5%
TIME DEPOSITS - 2.5%
$ 7,290,137	JPMorgan Chase & Co. - New York, 0.590% due 9/1/17	7,290,137
1,129,659	Sumitomo - Tokyo, 0.590% due 9/1/17	1,129,659

	TOTAL TIME DEPOSITS (Cost - $8,419,796)	8,419,796

	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,419,796)	8,419,796

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.7%
MONEY MARKET FUND - 0.7%
2,385,066	Federated Government Obligations Fund, Premier Class(b) (Cost - $2,385,066)	2,385,066

	TOTAL INVESTMENTS - 100.3% (Cost - $340,092,175#)	340,172,903

	Liabilities in Excess of Other Assets - (0.3)%	(1,139,542)

	TOTAL NET ASSETS - 100.0%	$339,033,361

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 5).
(b)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^

Consumer Non-cyclical	23.4%
Communications	13.5
Energy	12.2
Utilities	11.5
Financial	6.7
Technology	3.9
Consumer Cyclical	2.7
Basic Materials	2.3
Industrial	1.9
Exchange Traded Funds (ETFs)	18.7
Short-Term Investments	2.5
Money Market Fund	0.7

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Real Assets Fund

Shares/Units	Security	Value
COMMON STOCKS - 68.4%
Australia - 0.4%
106,016	Iluka Resources Ltd.	$798,107

Canada - 29.3%
1,010,894	First Quantum Minerals Ltd.	12,185,299
400,867	Hudbay Minerals Inc.	3,496,409
394,761	Peyto Exploration & Development Corp.(a)	6,775,642
331,810	Tourmaline Oil Corp.*	6,473,823
6,442,818	Turquoise Hill Resources Ltd.*	21,712,297
907,090	Whitecap Resources Inc.(a)	6,524,102

	Total Canada	57,167,572

United Kingdom - 1.1%
2,047,900	Ophir Energy PLC*	2,052,467

United States - 37.6%
609,140	Antero Resources Corp.*	11,993,967
259,416	Cabot Oil & Gas Corp.	6,628,079
436,180	Calpine Corp.*	6,411,846
132,747	Centennial Resource Development Inc., Class A Shares*(a)	2,295,196
257,973	Centennial Resources Development Inc., Private Placement, (Restricted)(b)*	4,171,423
1,438,860	Denbury Resources Inc.*	1,525,192
928,314	Kosmos Energy Ltd.*	6,535,330
928,686	Laredo Petroleum Inc.*	11,534,280
231,230	Noble Energy Inc.	5,496,337
620,643	Range Resources Corp.	10,774,362
758,810	SRC Energy Inc.*(a)	5,987,011

	Total United States	73,353,023

	TOTAL COMMON STOCKS (Cost - $134,416,190)	133,371,169

EXCHANGE TRADED FUND (ETF) - 28.3%
United States - 28.3%
1,113,959	iShares Core US REIT, Class I Shares (Cost - $54,169,293)	55,291,355

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $188,585,483)	188,662,524

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Real Assets Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 4.1%
TIME DEPOSITS - 4.1%
3	CAD	Brown Brothers Harriman - Grand Cayman, 0.150% due 9/1/17	$2
$ 5,931,226		Citibank - New York, 0.590% due 9/1/17	5,931,226
2,014,042		Standard Chartered Bank - London, 0.590% due 9/1/17	2,014,042

		TOTAL TIME DEPOSITS (Cost - $7,945,270)	7,945,270

		TOTAL SHORT-TERM INVESTMENTS (Cost - $7,945,270)	7,945,270

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.3%
MONEY MARKET FUND - 7.3%
14,292,444		Federated Government Obligations Fund, Premier Class(c) (Cost - $14,292,444)	14,292,444

		TOTAL INVESTMENTS - 108.1% (Cost - $210,823,197#)	210,900,238

		Liabilities in Excess of Other Assets - (8.1)%	(15,743,965)

		TOTAL NET ASSETS - 100.0%	$195,156,273

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 5).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Summary of Investments by Security Sector^

Energy	42.1%
Basic Materials	18.1
Utilities	3.0
Exchange Traded Fund (ETF)	26.2
Short-Term Investments	3.8
Money Market Fund	6.8

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - 21.5%
FHLMC - 7.7%
$ 8,150,000	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
	2.500% due 8/1/32 - 9/1/47(a)	$8,258,536
38,960,491	3.000% due 3/1/42 - 2/1/47	39,487,389
17,275,000	3.000% due 8/1/32 - 9/1/47(a)	17,621,484
25,538,937	3.500% due 12/1/46	26,585,912
11,375,000	3.500% due 9/1/32 - 9/1/47(a)	11,797,418
4,691,984	4.000% due 5/1/46	4,997,813
1,300,000	4.000% due 9/1/47(a)	1,373,735
100,000	4.500% due 9/1/47(a)	107,445

	TOTAL FHLMC	110,229,732

FNMA - 11.2%
	Federal National Mortgage Association (FNMA):
1,700,000	2.490% due 9/1/28	1,666,148
8,980,000	2.500% due 8/1/32 - 9/1/47(a)	9,095,355
45,017,971	3.000% due 2/1/43 - 6/1/43	45,762,784
25,200,000	3.000% due 8/1/32 - 9/1/47(a)	25,705,542
31,163,475	3.500% due 2/1/32 - 3/1/47	32,447,987
14,000,000	3.500% due 8/1/32 - 9/1/47(a)	14,509,627
9,382,766	4.000% due 5/1/45 - 4/1/47	10,019,068
3,175,000	4.000% due 9/1/32 - 9/1/47(a)	3,311,221
8,029,467	4.500% due 4/1/47	8,637,911
8,297,546	5.000% due 4/1/40 - 3/1/47	9,163,113

	TOTAL FNMA	160,318,756

GNMA - 2.6%
	Government National Mortgage Association II (GNMA):
500,000	2.500% due 9/1/47(a)	495,654
11,425,000	3.000% due 9/1/47(a)	11,660,641
13,227,829	3.500% due 4/20/47	13,809,388
2,550,000	3.500% due 9/1/47(a)	2,659,072
5,766,720	4.000% due 4/20/47	6,110,371
1,775,000	4.000% due 9/1/47(a)	1,870,406
485,000	4.500% due 8/20/47	517,633
425,000	4.500% due 9/1/47(a)	452,260

	TOTAL GNMA	37,575,425

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $305,883,782)	308,123,913

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.7%
U.S. GOVERNMENT OBLIGATIONS - 20.1%
	U.S. Treasury Bonds:
$ 3,000,000	7.250% due 8/15/22	$3,785,391
1,500,000	5.250% due 11/15/28	1,959,551
3,500,000	6.250% due 5/15/30	5,060,508
3,500,000	4.500% due 5/15/38	4,626,836
3,500,000	4.375% due 11/15/39	4,560,391
3,500,000	3.875% due 8/15/40	4,262,754
3,000,000	4.375% due 5/15/41	3,929,414
2,500,000	3.125% due 11/15/41	2,711,914
3,500,000	2.750% due 8/15/42	3,545,254
4,880,000	3.125% due 2/15/43	5,276,309
3,500,000	3.125% due 8/15/44	3,786,426
2,050,000	3.000% due 11/15/45	2,162,910
500,000	2.500% due 5/15/46	476,855
3,500,000	3.000% due 2/15/47	3,693,320
1,000,000	3.000% due 5/15/47	1,055,742
	U.S. Treasury Notes:
12,560,000	1.000% due 3/15/18	12,550,187
2,750,000	1.375% due 12/31/18	2,753,437
2,750,000	1.125% due 1/15/19	2,744,414
5,000,000	2.750% due 2/15/19	5,103,516
7,000,000	0.875% due 4/15/19	6,950,234
5,000,000	3.125% due 5/15/19	5,152,734
7,000,000	1.625% due 6/30/19	7,037,461
3,000,000	3.625% due 8/15/19	3,132,891
6,000,000	1.000% due 10/15/19	5,957,344
6,000,000	1.375% due 12/15/19	6,002,578
7,000,000	1.375% due 1/31/20	7,001,094
4,000,000	1.625% due 3/15/20	4,024,219
3,000,000	1.125% due 4/30/20	2,979,141
7,000,000	3.500% due 5/15/20	7,388,828
5,000,000	1.375% due 5/31/20	4,996,484
15,150,000	1.500% due 5/31/20	15,186,100
2,500,000	1.500% due 6/15/20	2,506,055
4,000,000	1.625% due 6/30/20	4,022,344
3,000,000	1.500% due 7/15/20	3,006,445
3,000,000	2.625% due 8/15/20	3,102,773
14,470,000	2.125% due 1/31/21	14,761,096
4,000,000	1.875% due 1/31/22	4,035,938
6,000,000	1.750% due 2/28/22	6,021,328

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 20.1% (continued)
$ 15,150,000	1.750% due 3/31/22	$15,194,385
2,000,000	1.875% due 3/31/22	2,016,953
500,000	1.625% due 8/15/22	498,027
6,000,000	1.875% due 10/31/22	6,036,797
6,000,000	1.750% due 1/31/23	5,988,984
5,000,000	1.500% due 3/31/23	4,920,508
6,000,000	1.625% due 5/31/23	5,936,953
6,000,000	1.375% due 8/31/23	5,838,516
5,000,000	1.625% due 10/31/23	4,932,813
6,000,000	2.250% due 12/31/23	6,131,953
5,000,000	2.750% due 2/15/24	5,258,984
8,560,000	2.125% due 2/29/24	8,676,697
6,000,000	2.125% due 3/31/24	6,079,453
900,000	2.000% due 5/31/24	904,184
4,000,000	2.000% due 6/30/24	4,016,094
1,000,000	1.875% due 8/31/24	995,078
2,000,000	2.250% due 11/15/24	2,037,891
12,630,000	1.625% due 5/15/26	12,171,176
1,400,000	2.375% due 5/15/27	1,430,406
	TOTAL U.S. GOVERNMENT OBLIGATIONS	286,376,068

U.S. GOVERNMENT AGENCIES - 0.6%
4,500,000	Federal Home Loan Bank (FHLB), 1.375% due 3/18/19	4,502,070
	Federal Home Loan Mortgage Corp. (FHLMC):
2,000,000	2.375% due 1/13/22	2,053,460
1,300,000	6.250% due 7/15/32	1,876,575
500,000	Federal National Mortgage Association (FNMA), 1.875% due 9/24/26	483,603
	TOTAL U.S. GOVERNMENT AGENCIES	8,915,708

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $291,619,542)	295,291,776

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.1%
13,596,638	Banc of America Funding Trust, Series 2007-1, Class TA2, 1.364% (1-Month USD-LIBOR + 0.130%) due 1/25/37(b)	10,852,102
12,611,817	BANK, Series 2017-BNK4, Class XA, 1.621% due 5/15/50(b)(c)	1,277,104
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 2.427% (1-Month USD-LIBOR + 1.200%) due 8/15/36(b)(d)	177,993
203,000	Series 2017-DELC, Class D, 2.927% (1-Month USD-LIBOR + 1.700%) due 8/15/36(b)(d)	202,983

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.1% (continued)
$ 424,000	Series 2017-DELC, Class E, 3.727% (1-Month USD-LIBOR + 2.500%) due 8/15/36(b)(d)	$423,937
407,000	Series 2017-DELC, Class F, 4.727% (1-Month USD-LIBOR + 3.500%) due 8/15/36(b)(d)	406,910
5,954,023	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.306% due 2/25/36(b)	5,248,588
	BX Trust:
339,000	Series 2017-SLCT, Class D, 3.300% (1-Month USD-LIBOR + 2.050%) due 7/15/34(b)(d)	339,483
558,000	Series 2017-SLCT, Class E, 4.400% (1-Month USD-LIBOR + 3.150%) due 7/15/34(b)(d)	557,372
	CD Mortgage Trust:
400,000	Series 2017-CD3, Class A4, 3.631% due 2/10/50	424,076
20,383,363	Series 2017-CD4, Class XA, 1.484% due 5/10/50(b)(c)	1,901,564
	CFCRE Commercial Mortgage Trust:
2,054,000	Series 2016-C3, Class D, 3.052% due 1/10/48(b)(d)	1,536,370
2,053,998	Series 2016-C3, Class XA, 1.238% due 1/10/48(b)(c)	146,848
1,906,000	Series 2016-C7, Class A3, 3.839% due 12/10/54	2,035,038
16,800,949	Series 2017-C8, Class XA, 1.845% due 6/15/50(b)(c)	1,933,361
	Citigroup Commercial Mortgage Trust:
38,200,431	Series 2015-GC35, Class XA, 1.044% due 11/10/48(b)(c)	1,916,172
1,250,000	Series 2016-GC37, Class A4, 3.314% due 4/10/49	1,287,214
	CLNS Trust:
565,000	Series 2017-IKPR, Class D, 3.274% due 6/11/32(b)(d)	568,395
565,000	Series 2017-IKPR, Class E, 4.729% (1-Month USD-LIBOR + 3.500%) due 6/11/32(b)(d)	569,076
565,000	Series 2017-IKPR, Class F, 5.729% (1-Month USD-LIBOR + 4.500%) due 6/11/32(b)(d)	569,757
	Cold Storage Trust:
887,000	Series 2017-ICE3, Class A, 2.227% (1-Month USD-LIBOR + 1.000%) due 4/15/36(b)(d)	889,231
1,082,000	Series 2017-ICE3, Class C, 2.577% (1-Month USD-LIBOR + 1.350%) due 4/15/36(b)(d)	1,086,074
286,310,088	Commercial Mortgage Trust, Series 2013-CR9, Class XA, 0.252% due 7/10/45(b)(c)	1,766,905
	Credit Suisse Commercial Mortgage Capital Trust:
713,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(d)	724,374
848,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(b)(d)	848,590
1,246,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(b)(d)	1,234,454
69,653,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(b)(c)(d)	1,101,242

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.1% (continued)
$ 25,355,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(b)(c)(d)	$162,954
3,851,095	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 5A6, 5.500% due 10/25/35	3,470,509
	Federal National Mortgage Association (FNMA), REMICS:
14,137,264	Series 2016-61, Class MZ, 3.000% due 9/25/46	13,110,349
36,600,441	Series 2017-12, Class TA, 3.000% due 4/25/42	37,418,040
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,691,474
24,171,219	Series 2017-32, Class CA, 3.000% due 10/25/42	24,713,935
	Freddie Mac Multifamily Structured Pass-Through Certificates:
1,750,000	Series K020, Class A2, 2.373% due 5/25/22	1,777,337
1,540,000	Series K062, Class A2, 3.413% due 12/25/26	1,640,517
	Freddie Mac, REMICS:
11,032,321	Series 4223, Class SB, 3.945% (1-Month USD-LIBOR + 5.431%) due 7/15/43(b)	10,077,150
5,772,141	Series 4627, Class Z, 3.000% due 10/15/46	5,508,383
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	12,370,245
7,382,170	Series 4653, Class Z, 3.000% due 2/15/47	6,915,920
7,829,421	Series 4655, Class CZ, 3.000% due 2/15/47	7,313,314
29,123,252	Series 4664, Class TC, 3.000% due 6/15/41	29,796,116
	GS Mortgage Securities Trust:
896,614	Series 2012-GC6, Class A3, 3.482% due 1/10/45	941,735
1,740,000	Series 2015-GC28, Class D, 4.471% due 2/10/48(b)(d)	1,400,594
10,577,000	Series 2017-GS7, Class XA, 1.290% due 8/10/50(b)(c)	912,082
11,092,060	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 1.381% (1-Month USD-LIBOR + 0.150%) due 1/25/47(b)	10,041,766
	JP Morgan Chase Commercial Mortgage Securities Corp.:
214,000	Series 2017-FL10, Class B, 2.231% (1-Month USD-LIBOR + 1.000%) due 6/15/32(b)(d)	214,388
161,000	Series 2017-FL10, Class C, 2.481% (1-Month USD-LIBOR + 1.250%) due 6/15/32(b)(d)	161,000
523,000	Series 2017-FL10, Class D, 3.131% (1-Month USD-LIBOR + 1.900%) due 6/15/32(b)(d)	520,440
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A3, 2.829% due 10/15/45	1,022,529
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.484% due 2/15/48(b)	1,653,023
1,906,000	Series 2015-C28, Class C, 4.379% due 10/15/48(b)	1,869,764
1,817,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.527% due 9/12/42(b)(d)	1,966,594
	Morgan Stanley Bank of America Merrill Lynch Trust:
2,000,000	Series 2014-C17, Class C, 4.608% due 8/15/47(b)	2,031,952
26,955,724	Series 2014-C19, Class XA, 1.285% due 12/15/47(b)(c)	1,375,567

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.1% (continued)
$ 852,000	Series 2016-C31, Class C, 4.464% due 11/15/49(b)	$866,959
35,425,774	Series 2016-C32, Class XA, 0.916% due 12/15/49(b)(c)	1,893,692
	Morgan Stanley Capital I Trust:
1,964,000	Series 2011-C1, Class D, 5.588% due 9/15/47(b)(d)	2,106,308
25,725,099	Series 2016-BNK2, Class XA, 1.250% due 11/15/49(b)(c)	1,848,091
18,521,961	Series 2016-UB11, Class XA, 1.810% due 8/15/49(b)(c)	1,890,874
14,814,361	Series 2016-UB12, Class XA, 0.968% due 12/15/49(b)(c)	776,619
1,667,000	PFP Ltd., Series 2017-3, Class C, 3.728% (1-Month USD-LIBOR + 2.500%) due 1/14/35(b)(d)	1,675,726
	RALI Trust:
3,555,672	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	3,304,951
28,426,677	Series 2007-QH5, Class AII, 1.464% (1-Month USD-LIBOR + 0.230%) due 6/25/37(b)	16,629,521
	Rosslyn Portfolio Trust:
429,000	Series 2017-ROSS, Class A, 2.177% (1-Month USD-LIBOR + 0.950%) due 6/15/33(b)(d)	432,245
429,000	Series 2017-ROSS, Class B, 2.477% (1-Month USD-LIBOR + 1.250%) due 6/15/33(b)(d)	432,728
7,162,970	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.778% due 6/15/50(b)(c)	837,669
5,295,219	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 1.141% due 3/10/46(b)(c)(d)	229,040
1,686,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.250% due 1/10/45(b)(d)	1,849,441
2,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.191% due 2/15/51(b)	2,051,265
	Wells Fargo Commercial Mortgage Trust:
295,000	Series 2010-C1, Class C, 5.785% due 11/15/43(b)(d)	316,023
1,356,000	Series 2015-C27, Class C, 3.894% due 2/15/48	1,301,676
1,000,000	Series 2015-LC20, Class A3, 3.086% due 4/15/50	1,035,499
2,581,000	Series 2015-NXS4, Class E, 3.754% due 12/15/48(b)(d)	1,945,635
17,854,178	Series 2016-C33, Class XA, 1.969% due 3/15/59(b)(c)	1,904,760
11,168,822	Series 2016-NXS6, Class XA, 1.801% due 11/15/49(b)(c)	1,135,014
10,517,302	Series 2017-C38, Class XA, 1.238% due 7/15/50(b)(c)	845,765
1,505,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440% due 4/15/45	1,577,076

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $268,498,039)	272,989,467

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 18.3%
Basic Materials - 0.5%
$ 250,000	Agrium Inc., Senior Unsecured Notes, 6.125% due 1/15/41	$308,646
350,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 3.000% due 11/3/21	362,794
400,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.125% due 2/24/42	421,979
300,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 5.000% due 1/21/21	320,408
	Dow Chemical Co., Senior Unsecured Notes:
100,000	4.250% due 11/15/20	106,183
250,000	4.625% due 10/1/44	265,962
405,000	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.750% due 5/15/22(d)	418,163
780,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(d)	813,182
710,000	International Paper Co., Senior Unsecured Notes, 3.000% due 2/15/27	689,561
400,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.375% due 4/4/27(d)	409,374
500,000	LYB International Finance II BV, Company Guaranteed Notes, 3.500% due 3/2/27	501,420
250,000	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	256,952
100,000	Praxair Inc., Senior Unsecured Notes, 1.250% due 11/7/18	99,663
750,000	Rio Tinto Finance USA PLC, Company Guaranteed Notes, 2.875% due 8/21/22	768,675
	Southern Copper Corp., Senior Unsecured Notes:
125,000	3.875% due 4/23/25	129,545
125,000	6.750% due 4/16/40	152,615
500,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.250% due 8/10/26	566,750

	Total Basic Materials	6,591,872

Communications - 1.9%
	21st Century Fox America Inc., Company Guaranteed Notes:
250,000	3.375% due 11/15/26	253,292
250,000	4.750% due 11/15/46	270,852
	Amazon.com Inc., Senior Unsecured Notes:
620,000	2.800% due 8/22/24(d)	627,733
885,000	3.800% due 12/5/24	953,463
250,000	3.150% due 8/22/27(d)	254,509
250,000	4.050% due 8/22/47(d)	257,712
250,000	America Movil SAB de CV, Senior Unsecured Notes, 4.375% due 7/16/42	259,134

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Communications - 1.9% - (continued)
	AT&T Inc., Senior Unsecured Notes:
$ 250,000	2.375% due 11/27/18	$251,656
500,000	3.200% due 3/1/22	511,282
680,000	3.800% due 3/1/24	705,957
250,000	4.250% due 3/1/27	259,281
150,000	3.900% due 8/14/27	151,574
250,000	5.250% due 3/1/37	263,434
150,000	4.900% due 8/14/37	151,810
250,000	5.350% due 9/1/40	264,125
200,000	5.150% due 2/14/50	201,672
500,000	5.700% due 3/1/57	534,328
1,500,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	1,541,572
1,000,000	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	1,016,585
75,000	CCO Holdings LLC / CCO Holdings Capital Corp., Senior Unsecured Notes, 5.125% due 5/1/23(d)	78,460
	Charter Communications Operating LLC / Charter Communications Operating Capital, Senior Secured Notes:
375,000	4.464% due 7/23/22	396,857
250,000	4.908% due 7/23/25	267,825
250,000	6.484% due 10/23/45	287,527
285,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(d)	282,150
	Cisco Systems Inc., Senior Unsecured Notes:
500,000	2.200% due 9/20/23	496,793
540,000	2.500% due 9/20/26	527,621
	Comcast Corp., Company Guaranteed Notes:
250,000	3.000% due 2/1/24	255,290
250,000	3.300% due 2/1/27	254,733
935,000	4.400% due 8/15/35	1,009,162
500,000	3.400% due 7/15/46	456,727
100,000	CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21	110,530
500,000	Digicel Group Ltd., Senior Unsecured Notes, 7.125% due 4/1/22	442,500
400,000	Discovery Communications LLC, Company Guaranteed Notes, 3.800% due 3/13/24	407,670
	eBay Inc., Senior Unsecured Notes:
550,000	2.750% due 1/30/23	551,081
100,000	4.000% due 7/15/42	90,825
105,000	Frontier Communications Corp., Senior Unsecured Notes, 8.500% due 4/15/20(e)	103,819

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Communications - 1.9% - (continued)
$ 1,000,000	Globo Comunicacao e Participacoes SA, Senior Secured Notes, 5.125% due 3/31/27(d)	$1,005,000
420,000	Gray Television Inc., Company Guaranteed Notes, 5.125% due 10/15/24(d)	425,775
250,000	Grupo Televisa SAB, Senior Unsecured Notes, 4.625% due 1/30/26	270,292
310,000	Level 3 Communications Inc., Senior Unsecured Notes, 5.750% due 12/1/22	318,525
210,000	Nexstar Broadcasting Inc., Company Guaranteed Notes, 5.625% due 8/1/24(d)	217,350
400,000	Nokia OYJ, Senior Unsecured Notes, 3.375% due 6/12/22	404,000
1,500,000	Ooredoo International Finance Ltd., Company Guaranteed Notes, 3.875% due 1/31/28	1,512,975
195,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Company Guaranteed Notes, 5.250% due 2/15/22	201,337
	Sirius XM Radio Inc., Company Guaranteed Notes:
185,000	3.875% due 8/1/22(d)	188,238
150,000	5.375% due 7/15/26(d)	157,500
	Telefonica Emisiones SAU, Company Guaranteed Notes:
250,000	4.103% due 3/8/27	261,216
200,000	5.213% due 3/8/47	222,414
300,000	TELUS Corp., Senior Unsecured Notes, 3.700% due 9/15/27	308,939
	Time Warner Cable LLC, Senior Secured Notes:
500,000	4.000% due 9/1/21	520,981
150,000	7.300% due 7/1/38	184,915
250,000	4.500% due 9/15/42	230,846
	Time Warner Inc., Company Guaranteed Notes:
500,000	3.800% due 2/15/27	503,387
250,000	4.850% due 7/15/45	252,090
250,000	Tribune Media Co., Company Guaranteed Notes, 5.875% due 7/15/22	259,375
	Verizon Communications Inc., Senior Unsecured Notes:
500,000	4.500% due 9/15/20	536,350
500,000	2.946% due 3/15/22	509,124
520,000	3.500% due 11/1/24	529,570
250,000	4.125% due 3/16/27	259,658
500,000	5.250% due 3/16/37	539,180
750,000	5.012% due 4/15/49	753,197
75,000	4.672% due 3/15/55	69,703
	Viacom Inc., Senior Unsecured Notes:
250,000	3.450% due 10/4/26	241,095
200,000	5.850% due 9/1/43	205,820

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Communications - 1.9% - (continued)
$ 250,000	Vodafone Group PLC, Senior Unsecured Notes, 4.375% due 2/19/43	$254,180
	Walt Disney Co., Senior Unsecured Notes:
500,000	1.950% due 3/4/20	503,932
500,000	2.450% due 3/4/22	506,320
125,000	3.150% due 9/17/25	128,757

	Total Communications	27,231,582

Consumer Cyclical - 1.2%
	1011778 BC ULC / New Red Finance Inc.:
185,000	Secured Notes, 5.000% due 10/15/25(d)	189,856
250,000	Senior Secured Notes, 4.250% due 5/15/24(d)	253,125
315,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.625% due 10/15/22(e)	325,631
	American Honda Finance Corp., Senior Unsecured Notes:
500,000	2.000% due 2/14/20	502,648
500,000	2.900% due 2/16/24	513,705
300,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	307,774
	CVS Health Corp., Senior Unsecured Notes:
125,000	2.125% due 6/1/21	124,584
500,000	2.875% due 6/1/26	489,571
	Delta Air Lines Inc., Senior Unsecured Notes:
300,000	2.875% due 3/13/20	304,816
490,000	3.625% due 3/15/22	505,699
245,000	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	258,475
250,000	Ford Motor Co., Senior Unsecured Notes, 5.291% due 12/8/46	256,324
	Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	2.681% due 1/9/20	505,030
500,000	3.810% due 1/9/24	510,605
205,000	General Motors Co., Senior Unsecured Notes, 2.112% (3-Month USD-LIBOR + 0.800%) due 8/7/20(b)	205,000
500,000	General Motors Financial Co., Inc., Company Guaranteed Notes:
500,000	3.450% due 1/14/22	510,254
920,000	3.950% due 4/13/24	941,986
500,000	4.350% due 1/17/27	514,303
1,500,000	Gohl Capital Ltd., Company Guaranteed Notes, 4.250% due 1/24/27	1,565,641
290,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.125% due 11/15/23	303,410

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Cyclical - 1.2% - (continued)
$ 440,000	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 4.250% due 9/1/24	$451,132
	Home Depot Inc., Senior Unsecured Notes:
590,000	3.000% due 4/1/26	599,460
250,000	2.125% due 9/15/26	236,759
250,000	3.500% due 9/15/56	231,565
290,000	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	303,050
250,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 3.700% due 4/15/46	240,652
415,000	LTF Merger Sub Inc., Company Guaranteed Notes, 8.500% due 6/15/23(d)	439,900
150,000	Macy’s Retail Holdings Inc., Company Guaranteed Notes, 4.500% due 12/15/34	129,816
	McDonald’s Corp., Senior Unsecured Notes:
250,000	3.500% due 3/1/27	258,685
75,000	4.875% due 12/9/45	85,329
435,000	NCL Corp., Ltd., Senior Unsecured Notes, 4.750% due 12/15/21(d)	450,769
125,000	Newell Brands Inc., Senior Unsecured Notes, 5.375% due 4/1/36	147,532
300,000	Nordstrom Inc., Senior Unsecured Notes, 4.000% due 3/15/27	299,990
300,000	PACCAR Financial Corp., Senior Unsecured Notes, 1.950% due 2/27/20	301,465
435,000	Penske Automotive Group Inc., Company Guaranteed Notes, 3.750% due 8/15/20	443,657
410,000	Sabre GLBL Inc., Senior Secured Notes, 5.250% due 11/15/23(d)	420,250
285,000	Scientific Games International Inc., Senior Secured Notes, 7.000% due 1/1/22(d)	304,238
550,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(d)	554,840
125,000	Target Corp., Senior Unsecured Notes, 3.500% due 7/1/24	131,226
205,000	Tempur Sealy International Inc., Company Guaranteed Notes, 5.625% due 10/15/23	213,456
500,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.550% due 10/18/19	498,541
500,000	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.450% due 6/1/26	501,374
	Wal-Mart Stores Inc., Senior Unsecured Notes:
250,000	2.550% due 4/11/23	254,781
250,000	3.300% due 4/22/24	264,685

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Cyclical - 1.2% - (continued)
$ 99,000	6.200% due 4/15/38	$135,930
250,000	4.300% due 4/22/44	279,953
300,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 4.150% due 4/1/24	305,683

	Total Consumer Cyclical	17,573,155

Consumer Non-cyclical - 2.8%
	Abbott Laboratories, Senior Unsecured Notes:
250,000	3.750% due 11/30/26	258,843
250,000	4.900% due 11/30/46	279,790
	AbbVie Inc., Senior Unsecured Notes:
250,000	2.000% due 11/6/18	250,941
395,000	3.200% due 11/6/22	406,799
500,000	2.850% due 5/14/23	504,976
475,000	4.450% due 5/14/46	495,806
100,000	Actavis Inc., Company Guaranteed Notes, 3.250% due 10/1/22	102,641
	Allergan Funding SCS, Company Guaranteed Notes:
250,000	2.450% due 6/15/19	252,338
825,000	3.800% due 3/15/25	862,680
84,000	4.750% due 3/15/45	91,828
250,000	Altria Group Inc., Company Guaranteed Notes, 3.875% due 9/16/46	241,891
	Amgen Inc., Senior Unsecured Notes:
500,000	2.600% due 8/19/26	480,878
150,000	4.950% due 10/1/41	169,748
250,000	4.663% due 6/15/51	269,859
	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
500,000	1.900% due 2/1/19	501,624
810,000	2.650% due 2/1/21	825,237
125,000	3.650% due 2/1/26	130,227
450,000	4.700% due 2/1/36	498,876
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
600,000	7.750% due 1/15/19	647,850
350,000	4.950% due 1/15/42	395,504
200,000	3.750% due 7/15/42	194,260
	Anthem Inc., Senior Unsecured Notes:
765,000	3.300% due 1/15/23	792,264
100,000	4.650% due 1/15/43	109,963

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 2.8% - (continued)
	AstraZeneca PLC, Senior Unsecured Notes:
$ 515,000	2.375% due 6/12/22	$513,112
500,000	3.375% due 11/16/25	511,583
185,000	B&G Foods Inc., Company Guaranteed Notes, 5.250% due 4/1/25	190,087
	Becton Dickinson & Co., Senior Unsecured Notes:
500,000	2.133% due 6/6/19	501,823
880,000	2.894% due 6/6/22	883,893
250,000	3.700% due 6/6/27	253,118
100,000	Biogen Inc., Senior Unsecured Notes, 5.200% due 9/15/45	115,131
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
400,000	1.600% due 2/27/19	399,981
250,000	3.250% due 2/27/27	257,951
875,000	Cardinal Health Inc., Senior Unsecured Notes, 3.410% due 6/15/27	885,554
500,000	Celgene Corp., Senior Unsecured Notes, 3.875% due 8/15/25	529,501
	Centene Corp., Senior Unsecured Notes:
120,000	4.750% due 5/15/22	125,940
330,000	4.750% due 1/15/25	340,725
200,000	Children’s Hospital Corp., Company Guaranteed Notes, 4.115% due 1/1/47	217,397
330,000	CHS/Community Health Systems Inc., Senior Secured Notes, 6.250% due 3/31/23	332,475
500,000	Coca-Cola Co., Senior Unsecured Notes, 1.375% due 5/30/19	499,338
350,000	Constellation Brands Inc., Company Guaranteed Notes, 2.700% due 5/9/22	353,047
500,000	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	551,968
138,000	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	144,000
800,000	Embotelladora Andina SA, Senior Unsecured Notes, 5.000% due 10/1/23	882,961
140,000	Envision Healthcare Corp., Company Guaranteed Notes, 6.250% due 12/1/24(d)	150,850
	Estee Lauder Cos., Inc., Senior Unsecured Notes:
300,000	1.800% due 2/7/20	300,995
200,000	4.150% due 3/15/47	213,205
250,000	Express Scripts Holding Co., Company Guaranteed Notes, 4.800% due 7/15/46	262,965
	Gilead Sciences Inc., Senior Unsecured Notes:
500,000	2.950% due 3/1/27	497,808
250,000	4.150% due 3/1/47	256,706

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 2.8% - (continued)
$ 460,000	HCA Inc., Senior Secured Notes, 4.250% due 10/15/19	$474,375
250,000	Humana Inc., Senior Unsecured Notes, 4.800% due 3/15/47	280,810
420,000	JBS USA LUX SA / JBS USA Finance, Inc., Company Guaranteed Notes, 7.250% due 6/1/21(d)	430,332
	Johnson & Johnson, Senior Unsecured Notes:
250,000	2.250% due 3/3/22	253,729
150,000	2.950% due 3/3/27	153,300
250,000	3.625% due 3/3/37	261,330
	Kraft Heinz Foods Co., Company Guaranteed Notes:
790,000	2.800% due 7/2/20	804,673
500,000	3.000% due 6/1/26	481,629
250,000	5.200% due 7/15/45	271,306
200,000	Kroger Co., Senior Unsecured Notes, 4.450% due 2/1/47	192,672
800,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 3.600% due 2/1/25	827,792
335,000	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 5/1/24	346,725
210,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 4.875% due 11/1/24(d)	214,200
500,000	MARB BondCo PLC, Company Guaranteed Notes, 7.000% due 3/15/24(d)	493,700
	Medtronic Global Holdings SCA, Company Guaranteed Notes:
250,000	1.700% due 3/28/19	250,186
250,000	3.350% due 4/1/27	258,433
250,000	Medtronic Inc., Company Guaranteed Notes, 4.625% due 3/15/45	284,208
250,000	Merck & Co., Inc., Senior Unsecured Notes, 3.700% due 2/10/45	252,670
250,000	Merck Sharp & Dohme Corp., Company Guaranteed Notes, 5.000% due 6/30/19	265,045
500,000	Molson Coors Brewing Co., Company Guaranteed Notes, 2.250% due 3/15/20(d)	502,082
300,000	Moody’s Corp., Senior Unsecured Notes, 2.750% due 12/15/21	304,948
	Mylan NV, Company Guaranteed Notes:
250,000	2.500% due 6/7/19	250,815
250,000	3.150% due 6/15/21	253,555
250,000	5.250% due 6/15/46	270,308
	Novartis Capital Corp., Company Guaranteed Notes:
250,000	1.800% due 2/14/20	251,342
250,000	2.400% due 5/17/22	253,339
150,000	3.100% due 5/17/27	153,422

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 2.8% - (continued)
	PepsiCo Inc., Senior Unsecured Notes:
$ 500,000	2.750% due 3/5/22	$516,876
150,000	2.375% due 10/6/26	145,346
250,000	3.450% due 10/6/46	239,285
	Pfizer Inc., Senior Unsecured Notes:
500,000	1.700% due 12/15/19	501,159
250,000	4.000% due 12/15/36	270,175
250,000	4.125% due 12/15/46	267,784
	Philip Morris International Inc., Senior Unsecured Notes:
250,000	2.000% due 2/21/20	250,808
500,000	2.625% due 2/18/22	506,176
100,000	4.125% due 3/4/43	102,030
225,000	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.750% due 3/15/25(d)	232,031
305,000	Prime Security Services Borrower LLC / Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(d)	337,025
250,000	Procter & Gamble Co., Senior Unsecured Notes, 1.900% due 11/1/19	251,712
	Reynolds American Inc., Company Guaranteed Notes:
500,000	6.875% due 5/1/20	559,835
765,000	4.000% due 6/12/22	811,434
250,000	5.850% due 8/15/45	302,153
275,000	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	283,514
430,000	ServiceMaster Co. LLC, Company Guaranteed Notes, 5.125% due 11/15/24(d)	441,825
	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes:
500,000	1.900% due 9/23/19	498,501
125,000	2.875% due 9/23/23	124,350
420,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(d)	441,198
275,000	Spectrum Brands Inc., Company Guaranteed Notes, 6.625% due 11/15/22	285,656
	Sysco Corp., Company Guaranteed Notes:
500,000	1.900% due 4/1/19	500,392
570,000	3.250% due 7/15/27	575,041
	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
500,000	2.200% due 7/21/21	475,832
750,000	2.800% due 7/21/23	706,814
250,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 2.400% due 2/1/19	251,822

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 2.8% - (continued)
$ 125,000	Total System Services Inc., Senior Unsecured Notes, 4.800% due 4/1/26	$138,772
85,000	TreeHouse Foods Inc., Company Guaranteed Notes, 6.000% due 2/15/24(d)	89,888
340,000	Unilever Capital Corp., Company Guaranteed Notes, 2.900% due 5/5/27	339,830
	UnitedHealth Group Inc., Senior Unsecured Notes:
750,000	2.125% due 3/15/21	753,380
250,000	4.250% due 4/15/47	270,582
295,000	Valeant Pharmaceuticals International Inc., Senior Secured Notes, 6.500% due 3/15/22(d)	309,381
125,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 9/12/22	133,356
300,000	WellCare Health Plans Inc., Senior Unsecured Notes, 5.250% due 4/1/25	314,250
300,000	Western Union Co., Senior Unsecured Notes, 3.600% due 3/15/22	307,138

	Total Consumer Non-cyclical	40,509,214

Diversified - 0.1%
1,500,000	CK Hutchison International 17 Ltd., Company Guaranteed Notes, 3.500% due 4/5/27(d)	1,556,078
200,000	Hutchison Whampoa International 12 II Ltd., Company Guaranteed Notes, 3.250% due 11/8/22	206,577

	Total Diversified	1,762,655

Energy - 2.4%
	Anadarko Petroleum Corp., Senior Unsecured Notes:
250,000	5.550% due 3/15/26	279,065
225,000	6.600% due 3/15/46	272,194
250,000	Apache Corp., Senior Unsecured Notes, 4.250% due 1/15/44	232,197
	BP Capital Markets PLC, Company Guaranteed Notes:
250,000	1.676% due 5/3/19	249,995
500,000	3.224% due 4/14/24	514,755
1,500,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	1,576,752
	Canadian Natural Resources Ltd., Senior Unsecured Notes:
865,000	2.950% due 1/15/23	866,593
125,000	5.850% due 2/1/35	139,523
500,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.250% due 4/15/27(d)	482,641

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Energy - 2.4% - (continued)
	Chevron Corp., Senior Unsecured Notes:
$ 250,000	1.790% due 11/16/18	$250,661
250,000	1.991% due 3/3/20	252,457
250,000	2.498% due 3/3/22	254,602
200,000	CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	210,502
2,250,000	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	2,307,730
900,000	CNPC General Capital Ltd., Company Guaranteed Notes, 3.400% due 4/16/23	925,033
600,000	CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	642,042
	ConocoPhillips Co., Company Guaranteed Notes:
250,000	4.950% due 3/15/26	280,862
250,000	5.950% due 3/15/46	321,556
200,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 5.412% due 12/30/25(d)	206,770
	Devon Energy Corp., Senior Unsecured Notes:
75,000	5.600% due 7/15/41	80,027
250,000	5.000% due 6/15/45	253,505
500,000	Ecopetrol SA, Senior Unsecured Notes, 5.375% due 6/26/26	532,000
250,000	Enbridge Inc., Senior Unsecured Notes, 3.700% due 7/15/27	252,109
	Energy Transfer LP, Senior Unsecured Notes:
695,000	4.750% due 1/15/26	732,760
250,000	4.200% due 4/15/27	253,470
250,000	5.300% due 4/15/47	249,549
	Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	2.850% due 4/15/21	508,485
580,000	3.750% due 2/15/25	604,548
250,000	3.950% due 2/15/27	261,330
250,000	4.900% due 5/15/46	270,401
	Exxon Mobil Corp., Senior Unsecured Notes:
500,000	1.708% due 3/1/19	501,119
100,000	3.567% due 3/6/45	98,425
250,000	Halliburton Co., Senior Unsecured Notes, 5.000% due 11/15/45	270,764
250,000	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	249,814
	Indian Oil Corp., Ltd, Senior Unsecured Notes:
400,000	5.625% due 8/2/21	442,295
600,000	5.750% due 8/1/23	682,740

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Energy - 2.4% - (continued)
	Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
$ 125,000	3.500% due 3/1/21	$128,375
150,000	6.950% due 1/15/38	180,589
75,000	5.000% due 8/15/42	74,179
	Kinder Morgan Inc., Company Guaranteed Notes:
380,000	3.050% due 12/1/19	386,051
250,000	5.050% due 2/15/46	249,000
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.125% due 3/1/21	271,204
250,000	MPLX LP, Senior Unsecured Notes, 5.200% due 3/1/47	257,799
	Noble Energy Inc., Senior Unsecured Notes:
150,000	3.850% due 1/15/28	150,414
150,000	4.950% due 8/15/47	149,679
125,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.100% due 2/1/21	133,130
250,000	ONEOK Inc., Company Guaranteed Notes, 4.000% due 7/13/27	252,913
	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes:
200,000	2.875% due 1/27/22	199,520
1,500,000	3.750% due 7/27/26	1,508,190
510,000	Peabody Energy Corp., Senior Secured Notes, 6.000% due 3/31/22(d)	522,750
1,000,000	Petrobras Global Finance BV, Company Guaranteed Notes, 7.250% due 3/17/44	1,032,500
	Petroleos Mexicanos, Company Guaranteed Notes:
750,000	4.250% due 1/15/25	751,875
500,000	5.625% due 1/23/46	470,650
1,500,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	1,562,213
200,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	202,359
250,000	Phillips 66, Company Guaranteed Notes, 4.300% due 4/1/22	268,860
250,000	Plains All American Pipeline LP / PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	255,683
850,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	938,388
900,000	Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	944,481
400,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 4.200% due 3/15/28	401,579

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Energy - 2.4% - (continued)
$ 300,000	Sasol Financing International Ltd., Company Guaranteed Notes, 4.500% due 11/14/22	$309,750
	Shell International Finance BV, Company Guaranteed Notes:
820,000	1.375% due 5/10/19	817,417
250,000	1.750% due 9/12/21	247,814
250,000	2.500% due 9/12/26	244,390
250,000	3.750% due 9/12/46	243,291
1,500,000	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.750% due 9/29/26	1,445,267
200,000	Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes, 3.625% due 4/12/27(d)	206,252
250,000	Suncor Energy Inc., Senior Unsecured Notes, 3.600% due 12/1/24	258,262
125,000	Total Capital International SA, Company Guaranteed Notes, 2.100% due 6/19/19	126,196
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
250,000	4.875% due 1/15/26	282,697
75,000	7.625% due 1/15/39	110,453
250,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	325,677
185,250	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(d)	194,049
	Valero Energy Corp., Senior Unsecured Notes:
250,000	6.625% due 6/15/37	311,002
75,000	4.900% due 3/15/45	79,599
	Williams Partners LP, Senior Unsecured Notes:
410,000	3.750% due 6/15/27	410,223
250,000	5.100% due 9/15/45	261,193
290,000	Williams Partners LP / ACMP Finance Corp., Senior Unsecured Notes, 4.875% due 3/15/24	302,331

	Total Energy	33,977,515

Financial - 5.5%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 5/26/22	513,834
250,000	Air Lease Corp., Senior Unsecured Notes, 3.625% due 4/1/27	251,851
140,000	Aircastle Ltd., Senior Unsecured Notes, 5.000% due 4/1/23	148,890
250,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.950% due 1/15/28	257,973

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.5% - (continued)
$ 250,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	$279,692
	American Express Co.:
345,000	Senior Unsecured Notes, 2.500% due 8/1/22	346,635
500,000	Subordinated Notes, 3.625% due 12/5/24	520,366
	American Express Credit Corp., Senior Unsecured Notes:
250,000	2.250% due 5/5/21	251,198
605,000	2.700% due 3/3/22	616,717
250,000	American International Group Inc., Senior Unsecured Notes, 4.500% due 7/16/44	260,480
100,000	American Tower Corp., Senior Unsecured Notes, 4.000% due 6/1/25	104,769
200,000	Aon PLC, Company Guaranteed Notes, 4.750% due 5/15/45	220,447
	Banco de Credito del Peru, Senior Unsecured Notes:
600,000	2.250% due 10/25/19	601,500
700,000	5.375% due 9/16/20	763,875
1,000,000	Banco de Credito e Inversiones, Senior Unsecured Notes, 4.000% due 2/11/23	1,048,729
800,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	840,000
	Banco del Estado de Chile, Senior Unsecured Notes:
500,000	4.125% due 10/7/20	527,564
300,000	3.875% due 2/8/22	316,649
250,000	Banco Inbursa SA Institucion de Banca Multiple, Senior Unsecured Notes, 4.375% due 4/11/27(d)	251,225
950,000	Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	1,043,575
150,000	Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	157,561
	Bank of America Corp.:
	Senior Unsecured Notes:
500,000	2.600% due 1/15/19	504,970
500,000	2.625% due 4/19/21	505,312
860,000	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(b)	862,333
750,000	3.875% due 8/1/25	788,478
250,000	4.443% (3-Month USD-LIBOR + 1.990%) due 1/20/48(b)	270,158
250,000	Subordinated Notes, 7.750% due 5/14/38	366,066
	Bank of Montreal, Senior Unsecured Notes:
125,000	2.375% due 1/25/19	126,105
415,000	1.900% due 8/27/21	412,718

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.5% - (continued)
$ 750,000	Bank of New York Mellon Corp., Senior Unsecured Notes, 2.150% due 2/24/20	$756,835
500,000	Bank of Nova Scotia, Senior Unsecured Notes, 2.700% due 3/7/22	508,126
	Barclays PLC:
	Senior Unsecured Notes:
500,000	2.875% due 6/8/20	506,234
250,000	4.950% due 1/10/47	274,001
250,000	Subordinated Notes, 5.200% due 5/12/26	267,406
500,000	BB&T Corp., Senior Unsecured Notes, 2.750% due 4/1/22	513,244
250,000	Berkshire Hathaway Inc., Senior Unsecured Notes, 3.125% due 3/15/26	255,936
795,000	Boston Properties LP, Senior Unsecured Notes, 3.650% due 2/1/26	820,263
250,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 3.900% due 3/15/27	249,945
500,000	Brookfield Finance LLC, Company Guaranteed Notes, 4.000% due 4/1/24	524,316
	Capital One Financial Corp., Senior Unsecured Notes:
250,000	3.050% due 3/9/22	254,177
250,000	3.750% due 3/9/27	253,525
125,000	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	138,333
250,000	Charles Schwab Corp., Senior Unsecured Notes, 3.200% due 3/2/27	255,619
500,000	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	517,729
500,000	Citibank NA, Senior Unsecured Notes, 2.000% due 3/20/19	502,449
	Citigroup Inc.:
	Senior Unsecured Notes:
250,000	2.700% due 3/30/21	253,447
500,000	2.750% due 4/25/22	504,516
500,000	3.887% (3-Month USD-LIBOR + 1.563%) due 1/10/28(b)	516,947
1,160,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(b)	1,177,884
250,000	Subordinated Notes, 4.750% due 5/18/46	268,709
500,000	Citizens Bank NA, Senior Unsecured Notes, 2.250% due 3/2/20	502,181
865,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 2.750% due 3/10/22(d)	879,039

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.5% - (continued)
$ 500,000	Cooperatieve Rabobank UA, Company Guaranteed Notes, 3.875% due 2/8/22	$533,714
	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
500,000	3.125% due 12/10/20	511,447
250,000	3.750% due 3/26/25	256,242
300,000	Crown Castle International Corp., Senior Unsecured Notes, 4.000% due 3/1/27	310,732
1,400,000	DBS Group Holdings Ltd., Senior Unsecured Notes, 1.934% (3-Month USD-LIBOR + 0.620%) due 7/25/22(b)(d)	1,403,088
810,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	829,773
200,000	Enstar Group Ltd., Senior Unsecured Notes, 4.500% due 3/10/22	208,426
445,000	Equinix Inc., Senior Unsecured Notes, 5.375% due 4/1/23	463,912
470,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(d)	484,100
500,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.300% due 3/1/19	503,660
	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
250,000	3.373% due 11/15/25	260,386
250,000	4.418% due 11/15/35	273,420
	Global Bank Corp., Senior Unsecured Notes:
700,000	5.125% due 10/30/19	731,710
1,000,000	4.500% due 10/20/21	1,024,900
	Goldman Sachs Group Inc.:
	Senior Unsecured Notes:
700,000	3.000% due 4/26/22	711,586
600,000	2.908% (3-Month USD-LIBOR + 1.053%) due 6/5/23(b)	602,644
250,000	6.125% due 2/15/33	314,902
	Subordinated Notes:
500,000	4.250% due 10/21/25	523,684
250,000	6.750% due 10/1/37	329,148
250,000	5.150% due 5/22/45	285,113
500,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.875% due 4/1/24	515,216
	HSBC Holdings PLC:
	Senior Unsecured Notes:
500,000	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(b)	513,222

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.5% - (continued)
$ 250,000	4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(b)	$263,075
	Subordinated Notes:
250,000	6.500% due 5/2/36	324,034
250,000	5.250% due 3/14/44	290,721
1,000,000	HSBC USA Inc., Senior Unsecured Notes, 2.375% due 11/13/19	1,010,069
500,000	Huntington National Bank, Senior Unsecured Notes, 2.375% due 3/10/20	504,688
450,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	464,062
800,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	810,800
500,000	ING Groep NV, Senior Unsecured Notes, 3.150% due 3/29/22	512,193
1,000,000	Itau CorpBanca, Senior Unsecured Notes, 3.875% due 9/22/19	1,030,417
	JPMorgan Chase & Co.:
	Senior Unsecured Notes:
815,000	2.250% due 1/23/20	821,744
250,000	4.250% due 10/15/20	266,298
250,000	2.972% due 1/15/23	254,444
250,000	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(b)	259,462
250,000	3.882% (3-Month USD-LIBOR + 1.360%) due 7/24/38(b)	252,588
150,000	5.400% due 1/6/42	183,398
250,000	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(b)	264,525
250,000	Subordinated Notes, 3.625% due 12/1/27	252,405
1,000,000	JPMorgan Chase Bank NA, Senior Unsecured Notes, 1.650% due 9/23/19	999,252
	Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
375,000	1.250% due 9/13/18	374,449
2,000,000	1.625% due 3/15/21	1,995,602
500,000	2.125% due 3/7/22	505,987
75,000	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 1.750% due 7/27/26	71,715
1,000,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.100% due 7/6/21	1,020,289
300,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(b)	308,479

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.5% - (continued)
$ 250,000	Manulife Financial Corp., Subordinated Notes, 4.061% (5-Year USD Swap Rate + 1.647%) due 2/24/32(b)	$254,670
250,000	MetLife Inc., Senior Unsecured Notes, 4.600% due 5/13/46	276,890
250,000	Mid-America Apartments LP, Senior Unsecured Notes, 3.750% due 6/15/24	259,642
500,000	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes, 2.998% due 2/22/22	511,485
	Mizuho Financial Group Inc., Senior Unsecured Notes:
250,000	2.953% due 2/28/22	254,218
250,000	3.663% due 2/28/27	261,656
	Morgan Stanley:
	Senior Unsecured Notes:
1,000,000	7.300% due 5/13/19	1,088,600
500,000	2.625% due 11/17/21	504,001
815,000	2.750% due 5/19/22	821,995
250,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(b)	253,038
250,000	6.375% due 7/24/42	337,461
250,000	Subordinated Notes, 4.350% due 9/8/26	262,708
250,000	National Australia Bank Ltd., Senior Unsecured Notes, 3.375% due 1/14/26	257,814
250,000	National Rural Utilities Cooperative Finance Corp., COLLATERAL TRUST, 3.050% due 2/15/22	258,662
315,000	Nationstar Mortgage LLC / Nationstar Capital Corp., Company Guaranteed Notes, 6.500% due 7/1/21	321,413
195,000	Navient Corp., Senior Unsecured Notes, 6.500% due 6/15/22	205,969
	New York Life Global Funding, Secured Notes:
210,000	2.300% due 6/10/22(d)	211,130
255,000	2.900% due 1/17/24(d)	261,230
790,000	Nuveen Finance LLC, Senior Unsecured Notes, 4.125% due 11/1/24(d)	840,477
1,000,000	Oesterreichische Kontrollbank AG, Government Guaranteed Notes, 1.500% due 10/21/20	993,674
800,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.000% (5-Year USD Swap Rate + 2.203%) due 10/15/24(b)	821,898
500,000	PNC Bank NA, Senior Unsecured Notes, 2.625% due 2/17/22	508,405
150,000	PNC Financial Services Group Inc., Subordinated Notes, 3.900% due 4/29/24	159,496

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.5% - (continued)
	Prudential Financial Inc.:
	Senior Unsecured Notes:
$ 500,000	7.375% due 6/15/19	$548,236
775,000	3.500% due 5/15/24	815,619
250,000	6.200% due 11/15/40	328,383
250,000	Junior Subordinated Notes, 5.625% (3-Month USD-LIBOR + 3.920%) due 6/15/43(b)	271,875
250,000	Regency Centers LP, Company Guaranteed Notes, 4.400% due 2/1/47	254,752
	Royal Bank of Canada:
	Senior Unsecured Notes:
250,000	2.125% due 3/2/20	251,698
810,000	2.350% due 10/30/20	817,032
250,000	Subordinated Notes, 4.650% due 1/27/26	270,447
815,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 3.498% (3-Month USD-LIBOR + 1.480%) due 5/15/23(b)	823,845
250,000	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	256,606
500,000	Santander UK PLC, Senior Unsecured Notes, 2.350% due 9/10/19	504,878
945,000	Simon Property Group LP, Senior Unsecured Notes, 2.625% due 6/15/22	956,392
1,100,000	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22(d)	995,720
	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
500,000	2.934% due 3/9/21	510,917
625,000	2.846% due 1/11/22	635,288
500,000	SunTrust Bank/Atlanta GA, Senior Unsecured Notes, 2.250% due 1/31/20	503,285
750,000	SURA Asset Management SA, Company Guaranteed Notes, 4.375% due 4/11/27(d)	759,375
1,400,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	1,407,444
1,000,000	Toronto-Dominion Bank, Senior Unsecured Notes, 1.450% due 8/13/19	994,858
125,000	Travelers Cos., Inc., Senior Unsecured Notes, 5.350% due 11/1/40	154,477
	United Overseas Bank Ltd., Subordinated Notes:
500,000	3.750% (5-Year USD Swap Rate + 1.995%) due 9/19/24(b)	510,741
1,200,000	3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(b)	1,226,566
750,000	US Bancorp, Senior Unsecured Notes, 2.625% due 1/24/22	764,521
750,000	Visa Inc., Senior Unsecured Notes, 2.800% due 12/14/22	769,352

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.5% - (continued)
	Wells Fargo & Co.:
	Senior Unsecured Notes:
$ 425,000	3.069% due 1/24/23	$434,342
500,000	3.000% due 10/23/26	494,365
410,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(b)	419,710
	Subordinated Notes:
250,000	4.400% due 6/14/46	259,255
250,000	4.750% due 12/7/46	272,308
1,000,000	Wells Fargo Bank NA, Senior Unsecured Notes, 2.150% due 12/6/19	1,007,473
	Westpac Banking Corp., Senior Unsecured Notes:
250,000	1.950% due 11/23/18	250,880
820,000	2.000% due 8/19/21	817,428
80,000	2.500% due 6/28/22	80,369
250,000	3.350% due 3/8/27	257,008

	Total Financial	78,044,229

Government - 0.7%
500,000	African Development Bank, Senior Unsecured Notes, 1.875% due 3/16/20	503,991
1,500,000	Asian Development Bank, Senior Unsecured Notes, 2.000% due 2/16/22	1,512,535
150,000	Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 3.250% due 5/7/20	153,375
750,000	Council Of Europe Development Bank, Senior Unsecured Notes, 1.875% due 1/27/20	755,735
500,000	European Bank for Reconstruction & Development, Senior Unsecured Notes, 1.750% due 11/26/19	501,707
	European Investment Bank, Senior Unsecured Notes:
500,000	1.875% due 3/15/19	503,180
2,000,000	1.750% due 5/15/20	2,009,154
1,000,000	FMS Wertmanagement AoeR, Government Guaranteed Notes, 1.750% due 1/24/20	1,004,157
1,000,000	Inter-American Development Bank, Unsecured Notes, 1.250% due 10/15/19	994,728
500,000	International Finance Corp., Unsecured Notes, 1.750% due 3/30/20	502,579
700,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	708,820
500,000	Malaysia Sukuk Global Bhd, Government Guaranteed Notes, 3.179% due 4/27/26	509,100
500,000	Svensk Exportkredit AB, Senior Unsecured Notes, 2.375% due 3/9/22	509,706

	Total Government	10,168,767

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Industrial - 1.1%
$ 500,000	Autoridad del Canal de Panama, Senior Unsecured Notes, 4.950% due 7/29/35	$555,000
	Boeing Co., Senior Unsecured Notes:
500,000	2.125% due 3/1/22	502,450
300,000	3.650% due 3/1/47	300,635
	Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
250,000	3.250% due 6/15/27	259,127
250,000	4.125% due 6/15/47	262,687
425,000	BWAY Holding Co., Senior Secured Notes, 5.500% due 4/15/24(d)	443,594
250,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.900% due 3/22/19	251,000
	Caterpillar Inc., Senior Unsecured Notes:
775,000	3.400% due 5/15/24	814,505
100,000	3.803% due 8/15/42	102,568
	CSX Corp., Senior Unsecured Notes:
250,000	2.600% due 11/1/26	241,047
250,000	4.500% due 8/1/54	259,393
250,000	DAE Funding LLC, Company Guaranteed Notes, 4.500% due 8/1/22(d)	255,000
200,000	Embraer Netherlands Finance BV, Company Guaranteed Notes, 5.400% due 2/1/27	214,650
	FedEx Corp., Company Guaranteed Notes:
500,000	3.300% due 3/15/27	506,378
795,000	4.750% due 11/15/45	861,452
250,000	4.400% due 1/15/47	256,437
500,000	GATX Corp., Senior Unsecured Notes, 3.850% due 3/30/27	518,155
	General Electric Co., Senior Unsecured Notes:
1,000,000	2.200% due 1/9/20	1,011,210
500,000	4.500% due 3/11/44	557,695
	John Deere Capital Corp., Senior Unsecured Notes:
750,000	2.200% due 3/13/20	757,681
195,000	2.650% due 1/6/22	198,871
200,000	Johnson Controls International PLC, Senior Unsecured Notes, 4.500% due 2/15/47	214,071
	Lockheed Martin Corp., Senior Unsecured Notes:
250,000	3.550% due 1/15/26	261,098
250,000	4.700% due 5/15/46	283,398
250,000	Norfolk Southern Corp., Senior Unsecured Notes, 2.900% due 6/15/26	250,302
	Parker-Hannifin Corp., Senior Unsecured Notes:
400,000	3.250% due 3/1/27(d)	407,671
200,000	4.100% due 3/1/47(d)	208,479

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Industrial - 1.1% - (continued)
$ 200,000	Penske Truck Leasing Co. LP / PTL Finance Corp., Senior Unsecured Notes, 4.200% due 4/1/27(d)	$210,903
455,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Senior Secured Notes, 5.125% due 7/15/23(d)	474,196
300,000	Ryder System Inc., Senior Unsecured Notes, 2.800% due 3/1/22	305,194
1,500,000	SBA Tower Trust, Senior Secured Notes, 3.168% due 4/11/22(d)	1,518,395
300,000	Tech Data Corp., Senior Unsecured Notes, 3.700% due 2/15/22	306,822
	Union Pacific Corp., Senior Unsecured Notes:
250,000	3.350% due 8/15/46	235,171
125,000	3.875% due 2/1/55	126,033
250,000	United Parcel Service Inc., Senior Unsecured Notes, 5.125% due 4/1/19	263,094
	United Technologies Corp., Senior Unsecured Notes:
500,000	2.300% due 5/4/22	500,047
250,000	3.750% due 11/1/46	240,344
770,000	Waste Management Inc., Company Guaranteed Notes, 3.125% due 3/1/25	787,692

	Total Industrial	15,722,445

Technology - 1.0%
	Apple Inc., Senior Unsecured Notes:
1,000,000	1.900% due 2/7/20	1,005,724
75,000	2.850% due 5/6/21	77,449
250,000	3.000% due 2/9/24	257,073
250,000	3.350% due 2/9/27	258,954
250,000	3.000% due 6/20/27	251,631
250,000	4.250% due 2/9/47	270,779
	Broadcom Corp. / Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
500,000	3.000% due 1/15/22(d)	507,759
695,000	3.625% due 1/15/24(d)	716,014
300,000	CA Inc., Senior Unsecured Notes, 3.600% due 8/15/22	306,140
	Dell International LLC / EMC Corp., Senior Secured Notes:
100,000	5.450% due 6/15/23(d)	109,554
750,000	6.020% due 6/15/26(d)	837,248
	DXC Technology Co., Senior Unsecured Notes:
300,000	2.875% due 3/27/20	305,122
400,000	4.750% due 4/15/27	427,961

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Technology - 1.0% - (continued)
$ 300,000	First Data Corp., Secured Notes, 5.750% due 1/15/24(d)	$315,465
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
500,000	2.850% due 10/5/18	505,245
100,000	3.600% due 10/15/20	103,758
150,000	6.200% due 10/15/35	161,756
250,000	Intel Corp., Senior Unsecured Notes, 4.100% due 5/19/46	263,684
	International Business Machines Corp., Senior Unsecured Notes:
250,000	2.500% due 1/27/22	254,291
250,000	3.300% due 1/27/27	256,281
100,000	4.000% due 6/20/42	101,139
125,000	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	136,735
290,000	Micron Technology Inc., Senior Unsecured Notes, 5.250% due 8/1/23(d)	301,963
	Microsoft Corp., Senior Unsecured Notes:
650,000	2.400% due 2/6/22	661,041
250,000	2.875% due 2/6/24	257,077
250,000	3.300% due 2/6/27	260,856
250,000	3.450% due 8/8/36	251,972
750,000	4.250% due 2/6/47	826,308
	Oracle Corp., Senior Unsecured Notes:
500,000	1.900% due 9/15/21	498,762
500,000	2.650% due 7/15/26	491,446
250,000	3.850% due 7/15/36	260,177
250,000	4.000% due 7/15/46	257,241
500,000	QUALCOMM Inc., Senior Unsecured Notes, 3.000% due 5/20/22	516,089
520,000	Quintiles IMS Inc., Company Guaranteed Notes, 4.875% due 5/15/23(d)	540,800
400,000	Seagate HDD Cayman, Company Guaranteed Notes, 4.250% due 3/1/22(d)	394,017
820,000	VMware Inc., Senior Unsecured Notes, 2.950% due 8/21/22	822,103
400,000	Xerox Corp., Senior Unsecured Notes, 4.070% due 3/17/22(d)	412,590

	Total Technology	14,182,204

Utilities - 1.1%
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
200,000	6.125% due 4/1/36	261,085
250,000	5.150% due 11/15/43	299,726
230,000	Calpine Corp., Senior Unsecured Notes, 5.750% due 1/15/25	211,600
800,000	Colbun SA, Senior Unsecured Notes, 6.000% due 1/21/20	865,000
150,000	Commonwealth Edison Co., 1st Mortgage Notes, 3.750% due 8/15/47	152,076

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Utilities - 1.1% - (continued)
$ 250,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.950% due 3/1/43	$262,859
500,000	Consolidated Edison Inc., Senior Unsecured Notes, 2.000% due 3/15/20	501,743
	Duke Energy Corp., Senior Unsecured Notes:
1,480,000	2.650% due 9/1/26	1,424,464
350,000	3.750% due 9/1/46	337,710
250,000	Duke Energy Progress LLC, 1st Mortgage Notes, 6.300% due 4/1/38	342,662
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27(d)	206,500
300,000	Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	327,993
500,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 3.400% due 3/15/22	515,803
500,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	510,825
250,000	Florida Power & Light Co., 1st Mortgage Notes, 3.125% due 12/1/25	258,632
415,000	Fortis Inc., Senior Unsecured Notes, 2.100% due 10/4/21	409,343
	Georgia Power Co., Senior Unsecured Notes:
250,000	2.000% due 3/30/20	250,413
250,000	3.250% due 3/30/27	253,138
500,000	MidAmerican Energy Co., 1st Mortgage Notes, 3.100% due 5/1/27	510,024
250,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.550% due 5/1/27	259,758
385,000	NGL Energy Partners LP / NGL Energy Finance Corp., Company Guaranteed Notes, 6.125% due 3/1/25	342,650
	NiSource Finance Corp., Company Guaranteed Notes:
150,000	3.490% due 5/15/27	153,634
100,000	4.375% due 5/15/47	106,511
250,000	Northern States Power Co., 1st Mortgage Notes, 3.600% due 5/15/46	252,072
200,000	NRG Energy Inc., Company Guaranteed Notes, 6.250% due 7/15/22	209,500
100,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.300% due 6/1/42	124,441
	Pacific Gas & Electric Co., Senior Unsecured Notes:
250,000	3.300% due 3/15/27	257,509
250,000	6.050% due 3/1/34	325,939

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Utilities - 1.1% - (continued)
$ 1,000,000	Pampa Energia SA, Senior Unsecured Notes, 7.500% due 1/24/27	$1,070,000
250,000	PECO Energy Co., 1st Mortgage Notes, 4.150% due 10/1/44	271,040
250,000	PPL Capital Funding Inc., Company Guaranteed Notes, 3.100% due 5/15/26	249,278
125,000	PSEG Power LLC, Company Guaranteed Notes, 3.000% due 6/15/21	127,802
125,000	Sempra Energy, Senior Unsecured Notes, 4.050% due 12/1/23	133,598
75,000	South Carolina Electric & Gas Co., 1st Mortgage Notes, 4.500% due 6/1/64	81,774
	Southern California Edison Co., 1st Mortgage Notes:
125,000	4.050% due 3/15/42	134,333
250,000	4.000% due 4/1/47	268,343
	Southern Co., Senior Unsecured Notes:
820,000	1.850% due 7/1/19	820,678
250,000	4.400% due 7/1/46	258,696
250,000	Southwestern Electric Power Co., Senior Unsecured Notes, 3.900% due 4/1/45	255,027
100,000	Southwestern Public Service Co., 1st Mortgage Notes, 4.500% due 8/15/41	113,018
1,500,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	1,560,000
	Virginia Electric & Power Co., Senior Unsecured Notes:
250,000	3.500% due 3/15/27	261,432
250,000	4.000% due 1/15/43	261,517

	Total Utilities	15,800,146

	TOTAL CORPORATE BONDS & NOTES (Cost - $257,478,252)	261,563,784

ASSET-BACKED SECURITIES - 11.6%
13,083,953	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 3.475% due 4/28/32 (b)(d)	13,187,491
13,953,807	Bayview Opportunity Master Fund IVb Trust, Series 2017-RPL1, Class A1, step bond to yield, 3.105% due 7/28/32(d)	13,953,807
1,000,000	P CLO Ltd., Series 2014-1A, Class AR, 2.624% (3-Month USD-LIBOR + 1.320%) due 7/13/29(b)(d)	999,246
200,000	Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.920% due 4/7/22	201,061
4,987,500	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216% due 4/25/47(d)	5,141,194
978,047	Colony American Homes, Series 2014-2A, Class E, 4.440% (1-Month USD-LIBOR + 3.200%) due 7/17/31(b)(d)	981,552
1,000,000	CVP CLO Ltd., Series 2017-1A, Class A, 2.796% (3-Month USD-LIBOR + 1.340%) due 7/20/30(b)(d)	999,066

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 11.6% (continued)
	GCAT LLC:
$ 13,989,360	Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(d)	$13,946,570
13,894,481	Series 2017-3, Class A1, step bond to yield, 3.352% due 4/25/47(d)	13,900,660
15,015,511	Series 2017-5, Class A1, step bond to yield, 3.228% due 7/25/47(d)	15,030,351
5,000,000	Helios Issuer LLC, Series 2017-1A, Class A, 4.940% due 9/20/49(d)	5,045,515
1,000,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(d)	1,022,170
1,000,000	KVK CLO Ltd., Series 2015-1A, Class AR, 2.422% (3-Month USD-LIBOR + 1.250%) due 5/20/27(b)(d)	998,720
2,000,000	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 2.634% (3-Month USD-LIBOR + 1.320%) due 10/28/25(b)(d)	2,008,761
924,891	Marlette Funding Trust, Series 2017-2A, Class A, 2.390% due 7/15/24(d)	926,040
1,500,000	Midocean Credit CLO VII, Series 2017-7A, Class A1, 2.639% (3-Month USD-LIBOR + 1.320%) due 7/15/29(b)(d)	1,497,725
1,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, 2.594% (3-Month USD-LIBOR + 1.280%) due 7/25/29(b)(d)	998,975
7,772,241	New Residential Mortgage Loan Trust, Series 2017-RPL1, Class A1, step bond to yield, 3.598% due 4/25/22(d)	7,774,677
2,000,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740% due 8/16/21	2,005,285
1,000,000	Octagon Loan Funding Ltd., Series 2014-1A, Class A1R, 2.457% (3-Month USD-LIBOR + 1.140%) due 11/18/26(b)(d)	999,719
17,035,326	Option One Mortgage Loan Trust, Series 2007-6, Class 1A1, 1.424% (1-Month USD-LIBOR + 0.190%) due 7/25/37(b)	13,760,128
1,000,000	Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, 0.000% (3-Month USD-LIBOR + 0.740%) due 10/15/25(b)(d)	1,000,000
1,000,000	Steele Creek CLO Ltd., Series 2015-1A, Class AR, 2.576% (3-Month USD-LIBOR + 1.260%) due 5/21/29(b)(d)	998,250
1,452,518	Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.720% due 5/20/42(d)	1,475,724
12,166,705	VOLT LVI LLC, Series 2017-NPL3, Class A1, step bond to yield, 3.500% due 3/25/47(d)	12,294,568
9,058,309	VOLT LXI LLC, Series 2017-NPL8, Class A1, step bond to yield, 3.125% due 6/25/47(d)	9,106,407

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 11.6% (continued)
$ 11,801,659	WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE4, Class 1A, 1.404% (1-Month USD-LIBOR + 0.170%) due 7/25/47(b)	$8,531,471
18,347,785	Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE3, Class 1A, 1.389% (1-Month USD-LIBOR + 0.155%) due 8/25/36(b)	16,658,354
1,000,000	Wellfleet CLO Ltd., Series 2017-2A, Class A1, 0.000% (3-Month USD-LIBOR + 1.250%) due 10/20/29(b)(d)(f)	1,000,000

	TOTAL ASSET-BACKED SECURITIES (Cost - $165,626,060)	166,443,487

SENIOR LOANS - 2.5%
319,200	Acrisure LLC, 6.296% (3-Month USD-LIBOR + 5.000%) due 11/22/23	322,791
645,000	Air Methods Corp., 4.796% (3-Month USD-LIBOR + 3.500%) due 4/22/24	626,456
638,400	AlixPartners LLP, 4.296% (3-Month USD-LIBOR +3.000%) due 4/4/24	641,324
455,000	Alphabet Holding Co., Inc., due 9/15/24(g)	451,874
426,535	American Tire Distributors Inc., 5.489% (1-Month USD-LIBOR + 4.250%) due 9/1/21	429,469
249,375	Asurion LLC, 4.239% (1-Month USD-LIBOR + 3.000%) due 11/3/23	250,310
325,000	Atlantic Broadband Finance LLC, due 8/9/24(g)	322,679
638,400	Avantor Performance Materials Holdings Inc., 5.240% (1-Month USD-LIBOR + 4.000%) due 3/11/24	638,202
653,363	BJ’s Wholesale Club Inc., 4.968% (3-Month USD-LIBOR + 3.750%) due 2/3/24	628,626
460,000	Brand Energy & Infrastructure Services Inc., 5.522% (1/2/3-Month USD-LIBOR + 4.250%) due 6/21/24	461,086
635,000	Bright Bidco BV, due 6/30/24(g)	638,969
35,000	BWay Holding Co., 4.481% (1-Month USD-LIBOR + 3.250%) due 4/3/24	35,011
250,000	Canyon Valor Cos., Inc., 5.503% (3-Month USD-LIBOR + 4.250%) due 6/16/23	251,785
627,585	Capital Automotive LP, 4.240% (1-Month USD-LIBOR + 3.000%) due 3/25/24	630,278
205,000	Centurylink Inc., 2.750% (1-Month Ticking Fee + 2.750%) due 1/31/25	200,474
638,400	Change Healthcare Holdings Inc., 3.989% (1-Month USD-LIBOR + 2.750%) due 3/1/24	638,081

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SENIOR LOANS - 2.5% (continued)
$ 114,710	CHG Healthcare Services Inc., 4.561% (2/3-Month USD-LIBOR + 3.250%) due 6/7/23	$115,522
500,358	CHS/Community Health Systems Inc., 4.067% (3-Month USD-LIBOR + 2.750%) due 12/31/19	498,877
555,000	Cincinnati Bell Inc., due 8/16/24(g)	555,172
344,842	CityCenter Holdings LLC, 3.734% (1-Month USD-LIBOR + 2.500%) due 4/18/24	345,360
9,975	Clark Equipment Co., 4.013% (1-Month USD-LIBOR + 2.750%) due 5/18/24	9,992
305,000	ClubCorp Club Operations Inc., due 8/16/24(g)	302,966
645,000	Colorado Buyer Inc., 4.310% (3-Month USD-LIBOR + 3.000%) due 5/1/24	647,825
643,367	Compuware Corp., 5.550% (3-Month USD-LIBOR + 4.250%) due 12/15/21	649,801
100,000	Diamond (BC) BV, due 7/25/24(g)	99,313
10,000	Digicel International Finance Ltd., 5.070% (3-Month USD-LIBOR + 3.750%) due 5/27/24	10,091
645,000	Energy Transfer Equity LP, 3.981% (1-Month USD-LIBOR + 2.750%) due 2/2/24	645,587
633,409	Envision Healthcare Corp., 4.300% (3-Month USD-LIBOR + 3.000%) due 12/1/23	637,684
643,388	Equinox Holdings Inc., 4.489% (1-Month USD-LIBOR + 3.250%) due 3/8/24	643,921
405,000	Fairmount Santrol Inc., 4.796% (3-Month USD-LIBOR + 3.500%) due 9/5/19	389,407
511,751	Federal-Mogul Corp., 4.980% (1-Month USD-LIBOR + 3.750%) due 4/15/21	513,271
324,188	Gates Global LLC, 4.546% (3-Month USD-LIBOR + 3.250%) due 4/1/24	325,144
634,967	Greeneden U.S. Holdings I LLC, 5.007% (2-Month USD-LIBOR + 3.750%) due 12/1/23	638,256
114,376	GW Honos Security Corp., 5.315% (3-Month USD-LIBOR/PRIME + 4.000%/3.000%) due 5/24/24	114,996
340,000	Hargray Communications Group Inc., 4.239% (1-Month USD-LIBOR + 3.000%) due 5/16/24	339,895
675,000	Hayward Industries Inc., 4.739% (1-Month USD-LIBOR + 3.500%) due 8/5/24	677,956
115,000	HD Supply Waterworks Ltd., 4.455% (3-Month USD-LIBOR + 3.000%) due 8/1/24	115,144
505,000	Intrawest Resorts Holdings Inc., 4.489% (1-Month USD-LIBOR + 3.250%) due 7/31/24:	505,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SENIOR LOANS - 2.5% (continued)
$ 643,383	Jeld-Wen Inc., 4.296% (3-Month USD-LIBOR + 3.000%) due 7/1/22	$646,761
638,377	Kenan Advantage Group Holdings Corp., 4.239% (1-Month USD-LIBOR + 3.000%) due 7/29/22	637,420
655,000	Klockner Pentaplast of America Inc., 5.546% (3-Month USD-LIBOR + 4.250%) due 6/30/22	654,725
645,000	Kronos Acquisition Intermediate Inc., 5.793% (1/3-Month USD-LIBOR + 4.5000%) due 8/26/22	650,108
476,289	Leslie’s Poolmart Inc., 5.061% (2/3-Month USD-LIBOR + 3.750%) due 8/16/23	476,089
638,396	Life Time Fitness Inc., 4.317% (1/3-Month USD-LIBOR + 3.000%) due 6/10/22	639,539
643,383	Milacron LLC, 4.239% (1-Month USD-LIBOR + 3.000%) due 9/28/23	645,796
290,000	Mitchell International Inc., 4.811% (2/3-Month USD-LIBOR + 3.500%) due 10/13/20	290,507
638,396	Nature’s Bounty Co., 4.795% (3-Month USD-LIBOR + 3.500%) due 5/5/23	638,594
324,331	Optiv Inc., 4.563% (3-Month USD-LIBOR + 3.250%) due 2/1/24	294,600
541,545	Peabody Energy Corp., 5.739% (1-Month USD-LIBOR + 4.500%) due 3/31/22	545,201
680,000	Peak 10 Holding Corp., 4.811% (3-Month USD-LIBOR + 3.500%) due 8/1/24	677,450
645,000	Project Alpha Intermediate Holding Inc., 4.810% (3-Month USD-LIBOR + 3.500%) due 4/26/24	628,875
628,397	Quest Software US Holdings Inc., 7.257% (2-Month USD-LIBOR + 6.000%) due 10/31/22	637,169
648,375	Radiate Holdco LLC, 4.239% (1-Month USD-LIBOR + 3.000%) due 2/1/24	639,187
648,371	Reynolds Group Holdings Inc., 4.239% (1-Month USD-LIBOR + 3.000%) due 2/5/23	648,682
424,871	Sabre GLBL Inc., 3.486% (1-Month USD-LIBOR + 2.250%) due 2/22/24	426,333
675,000	Scientific Games International Inc., due 8/14/24(g)	679,556
594,413	Securus Technologies Holdings Inc., due 6/20/24(g)	598,995
638,400	Select Medical Corp., 4.810% (2/3-Month USD-LIBOR/PRIME + 3.500%/2.500%) due 3/6/24	643,718
643,383	SolarWinds Holdings Inc., 4.739% (1-Month USD-LIBOR + 3.500%) due 2/3/23	645,706

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SENIOR LOANS - 2.5% (continued)
$ 643,371	Solera LLC, 4.507% (2-Month USD-LIBOR + 3.250%) due 3/3/23	$645,012
645,000	Sophia LP, 4.546% (3-Month USD-LIBOR + 3.250%) due 9/30/22	643,891
650,000	Staples Inc., due 8/15/24(g)	646,600
685,000	Surgery Partners LLC, due 6/20/24(g)	677,862
653,363	Team Health Holdings Inc., 3.989% (1-Month USD-LIBOR + 2.750%) due 2/6/24	644,379
643,383	Telesat Canada, 4.300% (3-Month USD-LIBOR + 3.000%) due 11/17/23	647,752
643,388	TKC Holdings Inc., 5.489% (1-Month USD-LIBOR + 4.250%) due 2/1/23	645,195
648,363	Transdigm Inc., 4.239% (1-Month USD-LIBOR + 3.000%) due 6/9/23	649,102
643,379	UFC Holdings LLC, 4.490% (1-Month USD-LIBOR + 3.250%) due 8/18/23	644,988
638,396	Univar USA Inc., 3.989% (1-Month USD-LIBOR + 2.750%) due 7/1/22	638,996
637,182	Welbilt Inc., 4.239% (1-Week USD-LIBOR + 3.000%) due 3/3/23	639,304
235,000	WideOpenWest Finance LLC, 4.478% (1-Month USD-LIBOR + 3.250%) due 8/18/23	234,354

	TOTAL SENIOR LOANS (Cost - $35,848,791)	35,651,041

SOVEREIGN BONDS - 2.3%
Argentina - 0.2%
1,500,000	Argentine Republic Government International Bond, 6.875% due 1/26/27	1,616,250
800,000	Provincia de Buenos Aires, 7.875% due 6/15/27(d)	863,360

	Total Argentina	2,479,610

Brazil - 0.1%
1,000,000	Brazilian Government International Bond, 5.625% due 1/7/41	1,001,250

Canada - 0.1%
1,000,000	Province of Ontario Canada, 2.400% due 2/8/22	1,015,411
750,000	Province of Quebec Canada, 2.375% due 1/31/22	762,511

	Total Canada	1,777,922

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Chile - 0.2%
	Chile Government International Bond:
$ 2,000,000	3.125% due 1/21/26	$2,066,800
400,000	3.125% due 3/27/25	414,000
300,000	3.860% due 6/21/47	311,250

	Total Chile	2,792,050

Colombia - 0.1%
	Colombia Government International Bond:
750,000	3.875% due 4/25/27	764,250
250,000	5.625% due 2/26/44	281,250

	Total Colombia	1,045,500

Dominican Republic - 0.1%
1,500,000	Dominican Republic International Bond, 5.950% due 1/25/27	1,627,500

Hungary - 0.0%
500,000	Hungary Government International Bond, 6.375% due 3/29/21	566,543

India - 0.1%
1,000,000	Export-Import Bank of India, 4.000% due 1/14/23	1,051,768

Indonesia - 0.2%
800,000	Indonesia Government International Bond, 4.875% due 5/5/21	862,026
1,500,000	Perusahaan Penerbit SBSN Indonesia III, 4.150% due 3/29/27(d)	1,552,500

	Total Indonesia	2,414,526

Israel - 0.1%
	Israel Government International Bond:
600,000	3.150% due 6/30/23	624,264
700,000	2.875% due 3/16/26	711,530

	Total Israel	1,335,794

Japan - 0.0%
500,000	Japan Bank for International Cooperation, 1.750% due 5/28/20	497,600

Mexico - 0.3%
	Mexico Government International Bond:
500,000	3.500% due 1/21/21	525,250
1,800,000	4.150% due 3/28/27	1,903,770
500,000	4.750% due 3/8/44	521,750
750,000	4.600% due 1/23/46	764,227

	Total Mexico	3,714,997

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
Panama - 0.2%
		Panama Government International Bond:
$ 400,000		4.000% due 9/22/24	$429,400
1,700,000		3.875% due 3/17/28	1,797,750
450,000		4.500% due 5/15/47	482,625
500,000		4.300% due 4/29/53	516,250

		Total Panama	3,226,025

Peru - 0.1%
1,000,000		Corp. Financiera de Desarrollo SA, 4.750% due 7/15/25	1,081,250
700,000		Fondo MIVIVIENDA SA, 3.500% due 1/31/23	716,100

		Total Peru	1,797,350

Philippines - 0.3%
		Philippine Government International Bond:
2,100,000		4.200% due 1/21/24	2,304,055
750,000		3.950% due 1/20/40	790,981
500,000		3.700% due 2/2/42	507,616

		Total Philippines	3,602,652

Poland - 0.0%
500,000		Republic of Poland Government International Bond, 4.000% due 1/22/24	540,987

South Korea - 0.1%
750,000		Export-Import Bank of Korea, 2.125% due 1/25/20	747,667

United States - 0.1%
2,000,000		International Bank for Reconstruction & Development, 1.875% due 3/15/19	2,012,624

Uruguay - 0.0%
250,000		Uruguay Government International Bond, 4.125% due 11/20/45	243,750

		TOTAL SOVEREIGN BONDS (Cost - $31,724,318)	32,476,115

MUNICIPAL BONDS - 0.2%
California - 0.1%
125,000	AA	Bay Area Toll Authority, Revenue Bonds, Series F2, 6.263% due 4/1/49	183,722
100,000	AA+	Los Angeles Community College District, GO, Series E, 6.750% due 8/1/49	154,478
150,000	AA+	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series B, 6.603% due 7/1/50	229,555

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
California - 0.1% - (continued)
$ 150,000	AA-	Los Angeles Unified School District, GO, Series RY, 6.758% due 7/1/34	$211,146
		State of California, GO:
100,000	AA-	7.500% due 4/1/34	147,399
200,000	AA-	7.550% due 4/1/39	311,050
125,000	AA-	7.600% due 11/1/40	198,530
		University of California, Revenue Bonds:
25,000	AA	Series AX, 3.063% due 7/1/25	25,779
100,000	AA	Series AJ, 4.601% due 5/15/31	112,388
75,000	AA	Series R, 5.770% due 5/15/43	97,866

		Total California	1,671,913

Illinois - 0.0%
		State of Illinois, GO:
250,000	BBB-	5.100% due 6/1/33	251,187
100,000	BBB-	6.725% due 4/1/35	110,052

		Total Illinois	361,239

Massachusetts - 0.0%
100,000	AA	Commonwealth of Massachusetts, GO, Series E, 5.456% due 12/1/39	129,230

Nevada - 0.0%
100,000	AA-	County of Clark Department of Aviation, Revenue Bonds, Series C, 6.820% due 7/1/45	148,385

New Jersey - 0.0%
100,000	A+	New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.414% due 1/1/40	153,015

New York - 0.1%
150,000	AA	Metropolitan Transportation Authority, Revenue Bonds, Series C, 7.336% due 11/15/39	233,059
125,000	AA+	New York City Water & Sewer System, Revenue Bonds, Series AA, 5.440% due 6/15/43	162,776
250,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series B, 2.100% due 3/15/22 .	250,673
200,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, 4.458% due 10/1/62	230,814

		Total New York	877,322

Texas - 0.0%
75,000	AAA	State of Texas, GO, Series A, 5.517% due 4/1/39	98,711

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
Wisconsin - 0.0%
$ 10,000	AA-	State of Wisconsin, Revenue Bonds, Series C, 3.154% due 5/1/27	$10,305

		TOTAL MUNICIPAL BONDS (Cost - $3,277,820)	3,450,120

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,359,956,604)	1,375,989,703

SHORT-TERM INVESTMENTS - 11.8%
TIME DEPOSITS - 11.8%
95,002,721		Banco Santander SA - Frankfurt, 0.590% due 9/1/17	95,002,721
13,047,037		BNP Paribas - Paris, 0.590% due 9/1/17	13,047,037
13,459,180		Citibank - New York, 0.590% due 9/1/17	13,459,180
46,740,639		Standard Chartered Bank - London, 0.590% due 9/1/17	46,740,639

		TOTAL TIME DEPOSITS (Cost - $168,249,577)	168,249,577

		TOTAL SHORT-TERM INVESTMENTS (Cost - $168,249,577)	168,249,577

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
444,456		Federated Government Obligations Fund, Premier Class(h) (Cost - $444,456)	444,456

		TOTAL INVESTMENTS - 108.0% (Cost - $1,528,650,637#)	1,544,683,736

		Liabilities in Excess of Other Assets - (8.0)%	(114,943,846)

		TOTAL NET ASSETS - 100.0%	$1,429,739,890

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	This security is traded on a TBA basis (see Note 5).
(b)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2017.
(c)	Interest only security.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	All or a portion of this security is on loan (See Note 5).
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

See pages 150-152 for definitions of ratings.

Summary of Investments by Security Type^

Mortgage-Backed Securities	19.9%
U.S. Government Agencies & Obligations	19.1
Collateralized Mortgage Obligations	17.7
Corporate Bonds & Notes	16.9
Asset-Backed Securities	10.8
Senior Loans	2.3
Sovereign Bonds	2.1
Municipal Bonds	0.2
Short-Term Investments	10.9
Money Market Fund	0.1

100.0%

^	As a percentage of total investments.

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association (FNMA):
$ 3,280,000	2.500% due 8/1/32(a)	$3,328,627
5,250,000	3.000% due 8/1/32(a)	5,423,792
300,000	3.500% due 8/1/32(a)	313,104
	Federal Home Loan Mortgage Corp. (FHLMC):
4,000,000	2.500% due 8/1/32(a)	4,057,072
3,200,000	3.000% due 8/1/32(a)	3,307,636

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds – $16,403,266)	$16,430,232

(a)	This security is traded on a TBA basis (see Note 5).

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 45.9%
Basic Materials - 4.1%
$ 200,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 5.000% due 1/21/21	$213,606
1,069,000	CF Industries Inc., Company Guaranteed Notes, 6.875% due 5/1/18	1,101,070
3,525,000	Cornerstone Chemical Co., Senior Secured Notes, 9.375% due 3/15/18(a)	3,532,755
1,500,000	Hexion Inc., Senior Secured Notes, 6.625% due 4/15/20	1,365,000
200,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	209,711
60,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.250% due 5/15/20	60,293
715,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc., Senior Unsecured Notes, 6.750% due 5/1/22(a)	761,833

	Total Basic Materials	7,244,268

Communications - 10.1%
	Amazon.com Inc., Senior Unsecured Notes:
75,000	2.600% due 12/5/19	76,462
20,000	1.900% due 8/21/20(a)	20,082
200,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	205,543
1,980,000	Cablevision Systems Corp., Senior Unsecured Notes, 8.625% due 9/15/17	1,982,970
1,770,000	Clearwire Communications LLC / Clearwire Finance Inc., Company Guaranteed Notes, 8.250% due 12/1/40(a)	1,798,762
85,000	Comcast Corp., Company Guaranteed Notes, 5.150% due 3/1/20	91,983
2,443,000	DISH DBS Corp., Company Guaranteed Notes, 4.250% due 4/1/18	2,470,484
200,000	Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	208,540
1,430,000	HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(a)	1,444,300
982,000	IAC/InterActiveCorp, Company Guaranteed Notes, 4.875% due 11/30/18	986,910
	Level 3 Financing Inc., Company Guaranteed Notes:
276,000	4.939% (6-Month USD-LIBOR + 3.500%) due 1/15/18(b)	276,690
1,500,000	6.125% due 1/15/21	1,535,805
1,533,000	MHGE Parent LLC / MHGE Parent Finance Inc., Senior Unsecured Notes, 8.500% due 8/1/19(a)(c)	1,533,000
80,000	Orange SA, Senior Unsecured Notes, 2.750% due 2/6/19	81,086

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units	Security	Value
Communications - 10.1% - (continued)
$ 930,000	Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(a)	$1,004,400
1,855,000	TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	1,882,825
90,000	Verizon Communications Inc., Senior Unsecured Notes, 2.946% due 3/15/22	91,643
690,000	ViaSat Inc., Senior Unsecured Notes, 6.875% due 6/15/20	704,231
1,205,000	WebMD Health Corp., Unsecured Notes, 2.625% due 6/15/23	1,202,741

	Total Communications	17,598,457

Consumer Cyclical - 9.4%
	American Honda Finance Corp., Senior Unsecured Notes:
90,000	1.200% due 7/12/19	89,231
20,000	1.950% due 7/20/20	20,045
1,580,000	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance Inc., Senior Secured Notes, 8.000% due 10/1/20	1,619,500
904,000	Chester Downs & Marina LLC / Chester Downs Finance Corp., Senior Secured Notes, 9.250% due 2/1/20(a)	926,600
110,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	112,851
70,000	CVS Health Corp., Senior Unsecured Notes, 1.900% due 7/20/18	70,188
500,000	Dollar Tree Inc., Company Guaranteed Notes, 5.250% due 3/1/20	514,062
70,000	General Motors Financial Co., Inc., Company Guaranteed Notes, 2.650% due 4/13/20	70,578
3,290,000	HD Supply Inc., Senior Secured Notes, 5.250% due 12/15/21(a)	3,454,500
1,695,000	International Automotive Components Group SA, Secured Notes, 9.125% due 6/1/18(a)	1,661,100
2,220,000	Lennar Corp., Company Guaranteed Notes, 4.750% due 12/15/17	2,220,000
1,800,000	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(a)	1,840,500
1,978,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp., Senior Secured Notes, 5.000% due 8/1/18(a)	1,980,967
95,000	Newell Brands Inc., Senior Unsecured Notes, 3.150% due 4/1/21	97,711
1,000,000	Rite Aid Corp., Company Guaranteed Notes, 6.750% due 6/15/21	1,035,000
570,000	Staples Inc., Senior Unsecured Notes, 3.750% due 1/12/18	572,448
45,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.950% due 4/17/20	45,216

	Total Consumer Cyclical	16,330,497

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 6.0%
$ 200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.500% due 7/29/20	$203,000
120,000	Amgen Inc., Senior Unsecured Notes, 2.200% due 5/11/20	120,836
50,000	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 1.900% due 2/1/19	50,162
70,000	Anthem Inc., Senior Unsecured Notes, 2.300% due 7/15/18	70,356
70,000	AstraZeneca PLC, Senior Unsecured Notes, 2.375% due 11/16/20	70,575
40,000	BAT Capital Corp., Company Guaranteed Notes, 2.297% due 8/14/20(a)	40,153
1,000,000	BI-LO LLC / BI-LO Finance Corp., Senior Secured Notes, 9.250% due 2/15/19(a)	885,000
95,000	Cardinal Health Inc., Senior Unsecured Notes, 1.948% due 6/14/19	95,063
1,673,000	Carolina Beverage Group LLC / Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	1,687,639
85,000	Celgene Corp., Senior Unsecured Notes, 2.875% due 8/15/20	87,135
1,855,000	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	1,962,590
151,816	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	158,147
90,000	Express Scripts Holding Co., Company Guaranteed Notes, 2.250% due 6/15/19	90,405
200,000	IOI Investment L Bhd, Company Guaranteed Notes, 4.375% due 6/27/22	209,458
75,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 2.000% due 7/2/18	75,181
65,000	Kroger Co., Company Guaranteed Notes, 6.150% due 1/15/20	71,074
65,000	McKesson Corp., Senior Unsecured Notes, 2.284% due 3/15/19	65,389
95,000	Medtronic Global Holdings SCA, Company Guaranteed Notes, 1.700% due 3/28/19	95,071
40,000	Molson Coors Brewing Co., Company Guaranteed Notes, 1.450% due 7/15/19	39,659
1,555,000	Nature’s Bounty Co., Senior Unsecured Notes, 7.625% due 5/15/21(a)	1,659,962
1,080,000	Nielsen Finance LLC / Nielsen Finance Co., Company Guaranteed Notes, 4.500% due 10/1/20	1,096,200
70,000	Philip Morris International Inc., Senior Unsecured Notes, 5.650% due 5/16/18	72,012
50,000	Reynolds American Inc., Company Guaranteed Notes, 3.250% due 6/12/20	51,519
95,000	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 1.900% due 9/23/19	94,715
80,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 2.150% due 12/14/18	80,328

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 6.0% - (continued)
$ 1,346,000	Wells Enterprises Inc., Senior Secured Notes, 6.750% due 2/1/20(a)	$1,389,745

	Total Consumer Non-cyclical	10,521,374

Diversified - 0.8%
200,000	CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(a)	203,099
1,200,000	HRG Group Inc., Senior Secured Notes, 7.875% due 7/15/19	1,222,500

	Total Diversified	1,425,599

Energy - 1.4%
200,000	Bharat Petroleum Corp., Ltd., Senior Unsecured Notes, 4.625% due 10/25/22	214,660
75,000	BP Capital Markets PLC, Company Guaranteed Notes, 1.676% due 5/3/19	74,998
55,000	Chevron Corp., Senior Unsecured Notes, 1.991% due 3/3/20	55,541
200,000	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	201,172
200,000	CNPC General Capital Ltd., Company Guaranteed Notes, 3.950% due 4/19/22	211,707
160,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(a)	164,405
200,000	Indian Oil Corp., Ltd, Senior Unsecured Notes, 5.625% due 8/2/21	221,147
90,000	Kinder Morgan Inc., Company Guaranteed Notes, 3.050% due 12/1/19	91,433
403,000	McDermott International Inc., Secured Notes, 8.000% due 5/1/21(a)	412,067
200,000	ONGC Videsh Ltd., Company Guaranteed Notes, 3.250% due 7/15/19	202,740
200,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	202,359
250,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	275,996
200,000	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	201,164

	Total Energy	2,529,389

Financial - 5.7%
200,000	Agromercantil Senior Trust, Company Guaranteed Notes, 6.250% due 4/10/19	207,140
100,000	American Express Credit Corp., Senior Unsecured Notes, 2.200% due 3/3/20	100,811

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.7% - (continued)
$ 200,000	Banco de Credito del Peru/Panama, Senior Unsecured Notes, 2.250% due 10/25/19	$200,500
200,000	Banco del Estado de Chile, Senior Unsecured Notes, 4.125% due 10/7/20	211,025
200,000	Banco GNB Sudameris SA, Senior Unsecured Notes, 3.875% due 5/2/18	200,750
200,000	Banco Internacional del Peru SAA/Panama, Senior Unsecured Notes, 5.750% due 10/7/20	219,700
150,000	Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	157,561
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 4.580%) due 1/30/24(b)	209,600
20,000	Bank of America Corp., Senior Unsecured Notes, 2.625% due 10/19/20	20,278
95,000	Bank of Montreal, Senior Unsecured Notes, 2.100% due 12/12/19	95,654
95,000	Bank of Nova Scotia, Senior Unsecured Notes, 2.150% due 7/14/20	95,596
70,000	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 1.300% due 8/15/19	69,642
65,000	Boston Properties LP, Senior Unsecured Notes, 5.875% due 10/15/19	69,913
	Citigroup Inc., Senior Unsecured Notes:
80,000	2.050% due 12/7/18	80,258
65,000	2.274% (3-Month USD-LIBOR + 0.960%) due 4/25/22(b)	65,389
90,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 2.250% due 3/10/20(a)	90,638
200,000	DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(b)(d)	200,111
200,000	Global Bank Corp., Senior Unsecured Notes, 5.125% due 10/30/19	209,060
80,000	Goldman Sachs Group Inc., Senior Unsecured Notes, 2.300% due 12/13/19	80,502
1,694,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., Company Guaranteed Notes, 4.875% due 3/15/19	1,710,940
1,800,000	Iron Mountain Inc., Company Guaranteed Notes, 6.000% due 10/1/20(a)	1,863,000
120,000	JPMorgan Chase & Co., Senior Unsecured Notes, 2.250% due 1/23/20	120,993
95,000	Morgan Stanley, Senior Unsecured Notes, 2.243% (3-Month USD-LIBOR + 0.930%) due 7/22/22(b)	95,182

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.7% - (continued)
$ 70,000	MUFG Americas Holdings Corp., Senior Unsecured Notes, 2.250% due 2/10/20	$70,475
45,000	Nuveen Finance LLC, Senior Unsecured Notes, 2.950% due 11/1/19(a)	45,760
200,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.000% (5-Year USD Swap Rate + 2.203%) due 10/15/24(b)	205,474
60,000	PNC Financial Services Group Inc., Senior Unsecured Notes, 4.375% due 8/11/20	64,156
45,000	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	49,341
95,000	Royal Bank of Canada, Senior Unsecured Notes, 1.500% due 7/29/19	94,510
75,000	Simon Property Group LP, Senior Unsecured Notes, 2.200% due 2/1/19	75,503
2,690,000	Starwood Property Trust Inc., Senior Unsecured Notes, 3.750% due 10/15/17	2,691,681
200,000	United Overseas Bank Ltd., Subordinated Notes, 3.750% (5-Year USD Swap Rate + 1.995%) due 9/19/24(b)	204,296
	Wells Fargo & Co., Senior Unsecured Notes:
65,000	1.500% due 1/16/18	65,001
25,000	2.150% due 1/30/20	25,132
70,000	Westpac Banking Corp., Senior Unsecured Notes, 1.600% due 8/19/19	69,742

	Total Financial	10,035,314

Industrial - 4.3%
70,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 2.100% due 1/10/20	70,503
1,450,000	Clean Harbors Inc., Company Guaranteed Notes, 5.250% due 8/1/20	1,472,765
880,000	Gibraltar Industries Inc., Company Guaranteed Notes, 6.250% due 2/1/21	907,060
600,000	Golar LNG Partners LP, Senior Unsecured Notes, 5.715% (3-Month USD-LIBOR + 4.400%) due 5/22/20(b)	577,500
	John Deere Capital Corp., Senior Unsecured Notes:
75,000	1.950% due 1/8/19	75,434
10,000	1.950% due 6/22/20	10,049
920,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	937,149
1,816,000	Silgan Holdings Inc., Senior Unsecured Notes, 5.000% due 4/1/20	1,840,970

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units	Security	Value
Industrial - 4.3% - (continued)
$ 1,519,000	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	$1,534,190
	United Technologies Corp., Senior Unsecured Notes:
55,000	1.500% due 11/1/19	54,753
40,000	1.900% due 5/4/20	40,018

	Total Industrial	7,520,391

Technology - 3.6%
2,000,000	Amkor Technology Inc., Senior Unsecured Notes, 6.625% due 6/1/21	2,041,980
35,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 2.375% due 1/15/20(a)	35,230
275,000	Dell Inc., Senior Unsecured Notes, 5.650% due 4/15/18	280,844
3,095,000	EMC Corp., Senior Unsecured Notes, 1.875% due 6/1/18	3,083,827
60,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 3.600% due 10/15/20	62,255
675,000	NXP BV / NXP Funding LLC, Company Guaranteed Notes, 3.750% due 6/1/18(a)	682,222
110,000	QUALCOMM Inc., Senior Unsecured Notes, 2.100% due 5/20/20	110,814
90,000	VMware Inc., Senior Unsecured Notes, 2.300% due 8/21/20	90,146

	Total Technology	6,387,318

Utilities - 0.5%
286,000	AES Corp., Senior Unsecured Notes, 4.316% (3-Month USD-LIBOR + 3.000%) due 6/1/19(b)	286,358
200,000	Colbun SA, Senior Unsecured Notes, 6.000% due 1/21/20	216,250
200,000	Comision Federal de Electricidad, Senior Unsecured Notes, 4.875% due 5/26/21	214,000
95,000	Consolidated Edison Inc., Senior Unsecured Notes, 2.000% due 3/15/20	95,331
75,000	Southern Co., Senior Unsecured Notes, 1.850% due 7/1/19	75,062

	Total Utilities	887,001

	TOTAL CORPORATE BONDS & NOTES (Cost - $80,667,081)	80,479,608

ASSET-BACKED SECURITIES - 10.2%
1,000,000	Apidos CLO XIV, Series 2013-14A, Class A, 2.454% (3-Month USD-LIBOR + 1.150%) due 4/15/25(a)(b)	999,975
1,000,000	Apidos CLO XVI, Series 2013-16A, Class A1R, 2.286% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(b)	998,958
1,412,512	Avant Loans Funding Trust, Series 2017-A, Class A, 2.410% due 3/15/21(a)	1,413,264

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 10.2% - (continued)
$ 817,747	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 3.475% due 4/28/32(a)(b)	$824,218
70,000	Bsprt Issuer Ltd., Series 2017-FL1, Class A, 2.577% (1-Month USD-LIBOR + 1.350%) due 6/15/27(a)(b)	69,971
850,792	CLUB Credit Trust, Series 2017-NP1, Class A, 2.390% due 4/17/23(a)	851,227
567,403	Conn Funding II LP, Series 2017-A, Class A, 2.730% due 7/15/19(a)	567,994
477,848	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	478,129
874,335	GCAT LLC, Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(a)	871,661
425,000	Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class A, 2.704% (3-Month USD-LIBOR + 1.390%) due 7/25/27(a)(b)	424,992
575,000	Madison Park Funding XI Ltd., Series 2013-11A, Class A2, 2.613% (3-Month USD-LIBOR + 1.300%) due 10/23/25(a)(b)	576,383
1,000,000	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 2.634% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(b)	1,004,380
462,445	Marlette Funding Trust, Series 2017-2A, Class A, 2.390% due 7/15/24(a)	463,020
589,066	MP CLO III Ltd., Series 2013-1A, Class A, 2.487% (3-Month USD-LIBOR + 1.180%) due 4/20/25(a)(b)	589,073
777,224	New Residential Mortgage Loan Trust, Series 2017-RPL1, Class A1, step bond to yield, 3.598% due 4/25/22(a)	777,468
250,000	OCP CLO Ltd., Series 2014-5A, Class A1, 2.314% (3-Month USD-LIBOR + 1.000%) due 4/26/26(a)(b)	249,455
894,894	Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.770% due 5/25/26(a)	901,017
462,792	Sofi Professional Loan Program LLC, Series 2017-C, Class A2A, 1.750% due 7/25/40(a)	462,856
904,362	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050% due 4/25/29(a)	910,781
761,278	US Residential Opportunity Fund Trust, Series 2016-1III, Class A, step bond to yield, 3.475% due 7/27/36(a)	766,298
167,178	Venture VII CDO Ltd., Series 2006-7A, Class A1A, 1.537% (3-Month USD-LIBOR + 0.230%) due 1/20/22(a)(b)	166,276
873,909	VOLT LIX LLC, Series 2017-NPL6, Class A1, step bond to yield, 3.250% due 5/25/47(a)	878,271
869,050	VOLT LVI LLC, Series 2017-NPL3, Class A1, step bond to yield, 3.500% due 3/25/47(a)	878,183
727,042	VOLT LVII LLC, Series 2017-NPL4, Class A1, step bond to yield, 3.375% due 4/25/47(a)	733,482

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 10.2% - (continued)
$ 1,000,000	Zais CLO 2 Ltd., Series 2014-2A, Class A1AR, 2.514% (3-Month USD-LIBOR + 1.200%) due 7/25/26(a)(b)	$999,985
	TOTAL ASSET-BACKED SECURITIES (Cost - $17,823,326)	17,857,317

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
1,580,966	BANK, Series 2017-BNK4, Class XA, 1.621% due 5/15/50(b)(e)	160,092
126,319	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR10, Class AJ, 5.777% due 12/11/40(b)	136,735
1,704,939	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.484% due 5/10/50(b)(e)	159,054
	CFCRE Commercial Mortgage Trust:
1,395,252	Series 2017-C8, Class XA, 1.845% due 6/15/50(b)(e)	160,558
287,000	Series 2017-C8, Class XB, 1.123% due 6/15/50(b)(e)	20,166
	CLNS Trust:
47,000	Series 2017-IKPR, Class D, 3.274% due 6/11/32(a)(b)	47,282
47,000	Series 2017-IKPR, Class E, 4.729% (1-Month USD-LIBOR + 3.500%) due 6/11/32(a)(b)	47,339
	Cold Storage Trust:
74,000	Series 2017-ICE3, Class A, 2.227% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	74,186
90,000	Series 2017-ICE3, Class C, 2.577% (1-Month USD-LIBOR + 1.350%) due 4/15/36(a)(b)	90,339
779,281	COLT Mortgage Loan Trust, Series 2017-1, Class A2, 2.819% due 5/27/47(a)(b)	788,961
	Commercial Mortgage Trust:
24,581,427	Series 2013-CR9, Class XA, 0.252% due 7/10/45(b)(e)	151,700
3,220,854	Series 2013-LC6, Class XA, 1.800% due 1/10/46(b)(e)	148,544
	Credit Suisse Commercial Mortgage Capital Trust:
70,000	Series 2017-CHOP, Class D, 3.127% (1-Month USD-LIBOR + 1.900%) due 7/15/32(a)(b)	70,088
107,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	108,707
128,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(a)(b)	128,089
47,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(a)(b)	46,565
8,157,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(a)(b)(e)	128,965
2,969,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(a)(b)(e)	19,082
825,640	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.407% due 6/15/50(b)(e)	68,955
	Deephaven Residential Mortgage Trust:
602,772	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(b)	604,566
602,772	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(b)	604,552

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2% (continued)
	GS Mortgage Securities Corp. Trust:
$ 77,000	Series 2017-500K, Class E, 2.720% (1-Month USD-LIBOR + 1.500%) due 7/15/32(a)(b)	$77,072
53,000	Series 2017-500K, Class F, 3.020% (1-Month USD-LIBOR + 1.800%) due 7/15/32(a)(b)	53,083
34,000	Series 2017-500K, Class G, 3.720% (1-Month USD-LIBOR + 2.500%) due 7/15/32(a)(b)	34,011
	GS Mortgage Securities Trust:
140,000	Series 2013-GC14, Class A2, 2.995% due 8/10/46	141,069
2,328,716	Series 2017-GS6, Class XA, 1.199% due 5/10/50(b)(e)	196,236
	JP Morgan Chase Commercial Mortgage Securities Trust:
62,701	Series 2007-LD11, Class AM, 6.157% due 6/15/49(b)	64,196
75,015	Series 2007-LDPX, Class AM, 5.464% due 1/15/49(b)	74,937
3,654,416	Series 2014-C20, Class XA, 1.273% due 7/15/47(b)(e)	156,911
130,180	Series 2014-FL6, Class A, 2.627% (1-Month USD-LIBOR + 1.400%) due 11/15/31(a)(b)	130,544
1,454,588	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.637% due 11/15/48(b)(e)	94,035
2,964,088	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, 0.916% due 12/15/49(b)(e)	158,446
	Morgan Stanley Capital I Trust:
164,000	Series 2011-C1, Class D, 5.588% due 9/15/47(a)(b)	175,883
2,220,144	Series 2016-BNK2, Class XA, 1.250% due 11/15/49(b)(e)	159,495
1,550,223	Series 2016-UB11, Class XA, 1.810% due 8/15/49(b)(e)	158,259
4,281,578	Series 2016-UB12, Class XA, 0.968% due 12/15/49(b)(e)	224,455
998,874	Series 2017-H1, Class XA, 1.622% due 6/15/50(b)(e)	99,472
	RAIT Trust:
127,994	Series 2017-FL7, Class A, 2.177% (1-Month USD-LIBOR + 0.950%) due 6/15/37(a)(b)	128,049
36,000	Series 2017-FL7, Class AS, 2.527% (1-Month USD-LIBOR + 1.300%) due 6/15/37(a)(b)	36,000
	Rosslyn Portfolio Trust:
35,000	Series 2017-ROSS, Class A, 2.177% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(b)	35,265
35,000	Series 2017-ROSS, Class B, 2.477% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	35,304
638,278	SG Residential Mortgage Trust, Series 2017-1, Class A1, 3.709% due 4/25/47(a)(b)	644,443
	UBS Commercial Mortgage Trust:
1,942,315	Series 2012-C1, Class XA, 2.269% due 5/10/45(a)(b)(e)	152,304
1,387,863	Series 2017-C1, Class XA, 1.778% due 6/15/50(b)(e)	162,303
164,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.191% due 2/15/51(b)	168,204

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2% (continued)
$ 2,929,831	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class XA, 1.052% due 9/15/58(b)(e)	$157,056

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,373,474)	7,281,557

U.S. GOVERNMENT OBLIGATIONS - 3.9%
	U.S. Treasury Notes:
1,130,000	0.875% due 11/30/17	1,129,425
1,060,000	1.000% due 3/15/18	1,059,172
1,270,000	0.875% due 3/31/18	1,267,817
1,130,000	0.875% due 5/31/18	1,127,087
430,000	0.750% due 10/31/18	427,447
990,000	1.625% due 6/30/20	995,530
990,000	1.375% due 9/30/20	987,448

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $6,988,137)	6,993,926

SENIOR LOANS - 2.6%
542,000	Appvion Inc., 7.780% (1/3-Month USD-LIBOR + 6.500%) due 6/28/19	525,740
467,294	Licensing IP International S.a.r.l, 14.000% (FIXED) due 10/18/18(f)	511,687
997,396	Reddy Ice Corp., 6.880% (3-Month USD-LIBOR/PRIME + 5.500%/4.500%) due 5/1/19	983,432
2,568,000	Sunedison Inc., due 5/2/18(g)	2,559,012

	TOTAL SENIOR LOANS (Cost - $4,625,775)	4,579,871

SOVEREIGN BONDS - 1.2%
Chile - 0.1%
200,000	Chile Government International Bond, 3.250% due 9/14/21	209,290

Dominican Republic - 0.1%
200,000	Dominican Republic International Bond, 7.500% due 5/6/21	222,750

Guatemala - 0.1%
200,000	Guatemala Government Bond, 5.750% due 6/6/22	218,500

Indonesia - 0.1%
200,000	Indonesia Government International Bond, 4.875% due 5/5/21	215,506

Mexico - 0.4%
350,000	Mexico Government International Bond, 3.500% due 1/21/21	367,675
200,000	Nacional Financiera SNC, 3.375% due 11/5/20	207,500

	Total Mexico	575,175

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units	Security	Value
Peru - 0.3%
$ 200,000	Corp. Financiera de Desarrollo SA, 3.250% due 7/15/19	$203,750
200,000	Fondo MIVIVIENDA SA, 3.375% due 4/2/19	204,000

	Total Peru	407,750

Philippines - 0.1%
200,000	Philippine Government International Bond, 4.000% due 1/15/21	213,001

	TOTAL SOVEREIGN BONDS (Cost - $2,046,920)	2,061,972

Shares/Units
EXCHANGE TRADED FUND (ETF) - 15.8%
548,502	iShares Core 1-5 Year USD Bond, Class I Shares (Cost - $27,510,450)	27,660,956

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $147,035,163)	146,915,207

Face Amount/Units
SHORT-TERM INVESTMENTS - 18.0%
COMMERCIAL PAPER - 11.6%
$ 1,800,000	Arrow Electronics Inc., 1.803% due 9/5/17(h)	1,799,568
2,000,000	AutoNation Inc., 1.703% due 10/2/17(h)	1,996,869
	Boston Scientific Corp.:
1,855,000	1.602% due 9/12/17(h)	1,854,098
1,235,000	1.602% due 9/14/17(h)	1,234,296
2,970,000	Church & Dwight Co., Inc., 1.402% due 9/1/17(h)	2,969,883
2,000,000	Kansas City Southern, 1.561% due 9/13/17(h)	1,998,745
2,970,000	Kraft Heinz Co., 1.472% due 9/6/17(h)	2,969,144
2,000,000	Molex Electronic Technologies LLC, 1.402% due 9/22/17(h)	1,998,192
1,235,000	Molson Coors Brewing Co., 1.532% due 9/12/17(h)	1,234,400
2,220,000	ONEOK Inc., 1.821% due 9/7/17(h)	2,219,297

	TOTAL COMMERCIAL PAPER (Cost - $20,275,561)	20,274,491

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units	Security	Value
TIME DEPOSITS - 6.4%
$ 1,830,377	Citibank - New York, 0.590% due 9/1/17	$1,830,377
3,168,647	DNB - Oslo, 0.590% due 9/1/17	3,168,647
6,302,931	JPMorgan Chase & Co. - New York, 0.590% due 9/1/17	6,302,931

	TOTAL TIME DEPOSITS (Cost - $11,301,955)	11,301,955

	TOTAL SHORT-TERM INVESTMENTS (Cost - $31,577,516)	31,576,446

	TOTAL INVESTMENTS - 101.8% (Cost - $178,612,679#)	178,491,653

	Liabilities in Excess of Other Assets - (1.8)%	(3,119,411)

	TOTAL NET ASSETS - 100.0%	$175,372,242

(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2017.
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Interest only security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Summary of Investments by Security Type^

Corporate Bonds & Notes	45.1%
Exchange Traded Fund (ETF)	15.5
Asset-Backed Securities	10.0
Collateralized Mortgage Obligations	4.1
U.S. Government Agencies & Obligations	3.9
Senior Loans	2.5
Sovereign Bonds	1.2
Short-Term Investments	17.7

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 66.9%
Australia - 0.6%
$ 600,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 6.250% (5-Year USD Swap Rate + 4.971%) due 10/19/75(a)(b)	$657,780
2,335,000	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	2,348,684

	Total Australia	3,006,464

Austria - 0.0%
400,000	OAS Investments GmbH, Company Guaranteed Notes, 8.250% due 10/19/19(c)	26,700

Bermuda - 0.1%
600,000	Digicel Group Ltd., Senior Unsecured Notes, 8.250% due 9/30/20	576,750

Brazil - 0.1%
300,000	Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	312,810

British Virgin Islands - 2.0%
1,920,000	CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	2,020,821
	CNPC General Capital Ltd., Company Guaranteed Notes:
2,000,000	2.750% due 5/14/19	2,016,406
2,000,000	3.950% due 4/19/22	2,117,072
1,615,000	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	1,624,398
	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes:
680,000	2.125% due 5/3/19	679,292
600,000	2.000% due 9/29/21(b)	588,891
200,000	2.000% due 9/29/21	196,297
1,000,000	Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes, 3.000% due 4/12/22	1,017,552
200,000	Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes, 3.000% due 4/12/22(b)	203,510

	Total British Virgin Islands	10,464,239

Canada - 0.6%
692,000	Avison Young Canada Inc., Senior Secured Notes, 9.500% due 12/15/21(b)	695,460
1,500,000	Emera Inc., Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a) .	1,711,490

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
Canada - 0.6% - (continued)
$ 41,303		Express Pipeline LLC, Secured Notes, 7.390% due 12/31/17(b)	$42,079
1,257,000	CAD	Postmedia Network Inc., Senior Secured Notes, 8.250% due 7/15/21(b)	885,956

		Total Canada	3,334,985

Cayman Islands - 2.6%
1,000,000		Agromercantil Senior Trust, Company Guaranteed Notes, 6.250% due 4/10/19	1,035,700
200,000		Bantrab Senior Trust, Senior Secured Notes, 9.000% due 11/14/20	202,000
		CK Hutchison International 17 Ltd., Company Guaranteed Notes:
2,700,000		2.875% due 4/5/22	2,741,734
2,200,000		2.875% due 4/5/22(b)	2,234,085
1,360,567		Guanay Finance Ltd., Senior Secured Notes, 6.000% due 12/15/20	1,401,384
220,927		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/18	217,061
		Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates:
605,163		zero coupon, due 5/31/18	593,907
280,000		zero coupon, due 6/2/25	234,500
2,700,000		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22(b)	2,444,040
2,400,000		Tencent Holdings Ltd., Senior Unsecured Notes, 2.875% due 2/11/20	2,441,106

		Total Cayman Islands	13,545,517

Chile - 3.9%
4,500,000		Banco del Estado de Chile, Senior Unsecured Notes, 3.875% due 2/8/22	4,749,741
1,700,000		Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	1,785,688
		Celulosa Arauco y Constitucion SA, Senior Unsecured Notes:
800,000		7.250% due 7/29/19	873,927
1,050,000		5.000% due 1/21/21	1,121,429
400,000		4.750% due 1/11/22	424,277
2,400,000		Colbun SA, Senior Unsecured Notes, 6.000% due 1/21/20	2,595,000
1,030,000		Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	1,126,109

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
Chile - 3.9% - (continued)
	Inversiones CMPC SA, Company Guaranteed Notes:
$ 1,200,000	4.750% due 1/19/18	$1,206,012
2,680,000	4.500% due 4/25/22	2,810,123
400,000	Itau CorpBanca, Senior Unsecured Notes, 3.875% due 9/22/19	412,167
2,975,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	3,101,162

	Total Chile	20,205,635

Colombia - 0.9%
1,600,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 7.625% due 7/29/19	1,768,000
3,000,000	Transportadora de Gas Internacional SA ESP, Senior Unsecured Notes, 5.700% due 3/20/22	3,089,640

	Total Colombia	4,857,640

Costa Rica - 0.3%
800,000	Banco de Costa Rica, Company Guaranteed Notes, 5.250% due 8/12/18	809,920
	Banco Nacional de Costa Rica, Senior Unsecured Notes:
480,000	4.875% due 11/1/18	484,915
400,000	5.875% due 4/25/21(b)	417,000

	Total Costa Rica	1,711,835

France - 0.8%
610,000	BNP Paribas SA, Junior Subordinated Notes, 7.625% (5-Year USD Swap Rate + 6.314%)(a)(b)(d)	667,187
1,000,000	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(b)(d)	1,185,000
2,000,000	Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979%)(a)(b)(d)	2,242,500

	Total France	4,094,687

India - 2.5%
2,800,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.500% due 7/29/20	2,842,000
3,680,000	Bharat Petroleum Corp., Ltd., Senior Unsecured Notes, 4.625% due 10/25/22	3,949,744
2,240,000	Indian Oil Corp., Ltd., Senior Unsecured Notes, 5.625% due 8/2/21	2,476,851
1,835,000	Oil India Ltd., Senior Unsecured Notes, 3.875% due 4/17/19	1,877,187
2,000,000	ONGC Videsh Ltd., Company Guaranteed Notes, 3.250% due 7/15/19	2,027,400

	Total India	13,173,182

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
Israel - 0.7%
$ 1,984,000		Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(b)	$2,038,620
1,600,000		Israel Electric Corp., Ltd., Senior Secured Notes, 5.625% due 6/21/18	1,641,472

		Total Israel	3,680,092

Italy - 0.2%
675,000		Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%)(a)(b)(d)	706,219
325,000		UniCredit SpA, Junior Subordinated Notes, 8.000% (Restricted) (5-Year USD Swap Rate + 5.180%)(a)(d)	340,031
2,728,000	EUR	Waste Italia SpA, Senior Secured Notes, 10.500% due 11/15/19(b)(c)	211,126

		Total Italy	1,257,376

Luxembourg - 1.5%
600,000		Euronav Luxembourg SA, Company Guaranteed Notes, 7.500% due 5/31/22	597,060
6,945,000		International Automotive Components Group SA, Secured Notes, 9.125% due 6/1/18(b)	6,806,100
400,000		Minerva Luxembourg SA, Company Guaranteed Notes, 8.750% (5-Year CMT Index + 7.046%)(a)(d)	421,500

		Total Luxembourg	7,824,660

Malaysia - 2.7%
4,600,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	4,727,489
600,000		IOI Investment L Bhd, Company Guaranteed Notes, 4.375% due 6/27/22	628,375
1,600,000		Malayan Banking Bhd, Subordinated Notes, 3.250% (5-Year CMT Index + 2.600%) due 9/20/22(a)	1,600,316
1,600,000		Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	1,644,664
2,980,000		Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	3,015,146
2,500,000		Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	2,712,750

		Total Malaysia	14,328,740

Marshall Island - 0.4%
2,200,000		Golar LNG Partners LP, Senior Unsecured Notes, 5.715% (3-Month USD-LIBOR + 4.400%) due 5/22/20(a)	2,117,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
Mexico - 3.3%
$ 2,600,000	America Movil SAB de CV, Senior Unsecured Notes, 3.125% due 7/16/22	$2,693,725
2,400,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 3.000%) due 8/11/26(a)	2,400,000
4,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 4.580%) due 1/30/24(a)	4,611,200
1,600,000	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	1,702,218
2,800,000	Comision Federal de Electricidad, Senior Unsecured Notes, 4.875% due 5/26/21	2,996,000
1,600,000	Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.875% due 6/30/20	1,722,041
600,000	Grupo Idesa SA de CV, Company Guaranteed Notes, 7.875% due 12/18/20	583,500
600,000	TV Azteca SAB de CV, Company Guaranteed Notes, 7.625% due 9/18/20	618,750

	Total Mexico	17,327,434

Netherlands - 0.4%
1,500,000	Cooperatieve Rabobank UA, Junior Subordinated Notes, 11.000% (3-Month USD-LIBOR + 10.868%) (a)(b)(d)	1,721,250
300,000	Petrobras Global Finance BV, Company Guaranteed Notes, 6.125% due 1/17/22	318,000

	Total Netherlands	2,039,250

Panama - 1.9%
2,787,077	Aeropuerto Internacional de Tocumen SA, Senior Secured Notes, 5.750% due 10/9/23	3,044,882
3,325,000	Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 3.250% due 5/7/20	3,399,812
2,307,607	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	2,403,834
1,054,000	McDermott International Inc., Secured Notes, 8.000% due 5/1/21(b)	1,077,715

	Total Panama	9,926,243

Paraguay - 0.0%
200,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 6.750% due 12/13/22	207,346

Peru - 1.4%
3,000,000	Banco de Credito del Peru, Senior Unsecured Notes, 5.375% due 9/16/20	3,273,750

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
Peru - 1.4% - (continued)
$ 3,500,000	Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	$3,844,750

	Total Peru	7,118,500

Qatar - 0.0%
192,219	Ras Laffan Liquefied Natural Gas Co., Ltd. II, Senior Secured Notes, 5.298% due 9/30/20	198,962

Singapore - 3.0%
	DBS Group Holdings Ltd.:
3,200,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(a)(d)	3,201,769
1,700,000	Senior Unsecured Notes, 1.934% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)(b)	1,703,750
2,580,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	2,573,811
4,200,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.000% (5-Year USD Swap Rate + 2.203%) due 10/15/24(a)	4,314,962
	United Overseas Bank Ltd., Subordinated Notes:
800,000	3.750% (5-Year USD Swap Rate + 1.995%) due 9/19/24(a)	817,186
3,100,000	3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	3,168,628
200,000	2.880% (5-Year USD Swap Rate + 1.654%) due 3/8/27(a)	198,849

	Total Singapore	15,978,955

Switzerland - 0.5%
1,000,000	Credit Suisse Group AG, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.598%)(a)(b)(d)	1,124,904
1,200,000	UBS Group AG, Junior Subordinated Notes, 7.000% (Restricted) (5-Year USD Swap Rate + 4.866%)(a)(d)	1,339,135

	Total Switzerland	2,464,039

United Kingdom - 1.1%
1,800,000	Barclays PLC, Junior Subordinated Notes, 8.250% (5-Year USD Swap Rate + 6.705%)(a)(d)	1,908,576
2,150,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.760%)(a)(d)	2,397,680
1,245,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(a)(d)	1,378,837

	Total United Kingdom	5,685,093

United States - 35.4%
1,585,000	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(b)	1,711,800

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United States - 35.4% - (continued)
$ 155,272	America West Airlines Pass-Through Trust, Series 2000-1, Pass-Thru Certificates, 8.057% due 7/2/20	$174,681
640,000	American Express Co., Junior Subordinated Notes, 5.200% (3-Month USD-LIBOR + 3.428%)(a)(d)	659,200
373,000	Apple Inc., Senior Unsecured Notes, 1.811% (3-Month USD-LIBOR + 0.500%) due 2/9/22(a)	377,379
2,544,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	2,454,960
	Bank of America Corp., Junior Subordinated Notes:
2,000,000	6.250% (3-Month USD-LIBOR + 3.705%)(a)(d)	2,198,000
1,195,000	6.300% (3-Month USD-LIBOR + 4.553%)(a)(d)	1,345,869
1,315,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.950% (3-Month USD-LIBOR + 3.420%)(a)(d)	1,361,025
3,813,000	BI-LO LLC / BI-LO Finance Corp., Senior Secured Notes, 9.250% due 2/15/19(b)	3,374,505
4,176,000	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(b)	4,273,386
1,750,000	Capital One Financial Corp., Junior Subordinated Notes, 5.550% (3-Month USD-LIBOR + 3.800%)(a)(d)	1,826,475
4,359,000	Carolina Beverage Group LLC / Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(b)	4,397,141
1,496,000	CEMEX Finance LLC, Senior Secured Notes, 9.375% due 10/12/22(b)	1,575,288
3,585,000	Chester Downs & Marina LLC / Chester Downs Finance Corp., Senior Secured Notes, 9.250% due 2/1/20(b)	3,674,625
	Citigroup Inc., Junior Subordinated Notes:
1,565,000	5.875% (3-Month USD-LIBOR + 4.059%)(a)(d)	1,635,425
1,200,000	6.250% (3-Month USD-LIBOR + 4.517%)(a)(d)	1,341,000
1,000,000	Citizens Financial Group Inc., Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.960%)(a)(d)	1,043,750
2,571,000	Clearwire Communications LLC / Clearwire Finance Inc., Company Guaranteed Notes, 8.250% due 12/1/40(b)	2,612,779
	Coach Inc., Senior Unsecured Notes:
362,000	3.000% due 7/15/22	361,743
3,341,000	4.250% due 4/1/25	3,499,859
362,000	4.125% due 7/15/27	364,187
	Comcast Corp., Company Guaranteed Notes:
93,000	3.000% due 2/1/24	94,968
186,000	3.300% due 2/1/27	189,521
425,780	Continental Airlines Class A Pass-Through Trust, Series 2007-1, Pass-Thru Certificates, 5.983% due 4/19/22	468,358

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United States - 35.4% - (continued)
$ 652,439	Continental Airlines Class A-1 Pass-Through Trust, Series 2000-2, Pass-Thru Certificates, 7.707% due 4/2/21	$704,634
133,171	Continental Airlines Class C-2 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 6.236% due 3/15/20	137,832
1,417,000	Crescent Communities LLC / Crescent Ventures Inc., Senior Secured Notes, 8.875% due 10/15/21(b)	1,494,935
379,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/23	391,317
1,492,000	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	1,574,060
57,652,000	DPH Holdings Corp., Senior Unsecured Notes, 6.550% due 6/15/06(c)(e)	2,853,774
6,288,000	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(b)	6,652,704
4,092,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.018% (3-Month USD-LIBOR + 0.790%) due 6/12/20(a)	4,089,954
1,686,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(b)	1,277,145
2,500,000	General Electric Co., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.330%)(a)(d)	2,640,625
2,081,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 5.375% (3-Month USD-LIBOR + 3.922%)(a)(d)	2,164,240
6,838,000	HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(b)	6,906,380
8,590,000	HD Supply Inc., Senior Secured Notes, 5.250% due 12/15/21(b)	9,019,500
	Hexion Inc.:
1,605,000	Secured Notes, 13.750% due 2/1/22(b)	1,324,125
	Senior Secured Notes:
1,123,000	10.000% due 4/15/20	1,097,732
2,518,000	10.375% due 2/1/22(b)	2,455,050
8,357,000	Homefed Corp., Company Guaranteed Notes, 6.500% due 6/30/18(b)	8,357,000
724,000	Hot Topic Inc., Senior Secured Notes, 9.250% due 6/15/21(b)	655,220
5,439,000	International Wire Group Inc., Secured Notes, 10.750% due 8/1/21(b)	4,711,534
1,089,000	INVISTA Finance LLC, Senior Secured Notes, 4.250% due 10/15/19(b)	1,112,141
362,000	j2 Cloud Services LLC / j2 Global Co.-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(b)	373,312

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United States - 35.4% - (continued)
$ 1,740,000	Jones Energy Holdings LLC / Jones Energy Finance Corp., Company Guaranteed Notes, 9.250% due 3/15/23	$1,209,300
	JPMorgan Chase & Co., Junior Subordinated Notes:
260,000	5.300% (3-Month USD-LIBOR + 3.800%)(a)(d)	268,788
2,750,000	6.750% (3-Month USD-LIBOR + 3.780%)(a)(d)	3,141,875
1,325,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%)(a)(d)	1,364,750
1,268,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., Company Guaranteed Notes, 10.500% due 4/15/23(b)	1,461,370
1,500,000	Land O’ Lakes Inc., Junior Subordinated Notes, 7.250%(b)(d)	1,620,000
2,755,000	LBI Media Inc., Senior Secured Notes, 10.000% due 4/15/19(b)	2,727,450
979,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, Senior Unsecured Notes, 7.875% due 5/15/24(b)	937,392
2,100,000	MetLife Inc., Junior Subordinated Notes, 5.250% (3-Month USD-LIBOR + 3.575%)(a)(d)	2,172,450
6,119,000	MHGE Parent LLC / MHGE Parent Finance Inc., Senior Unsecured Notes, 8.500% (8.500% cash or 9.250% PIK) due 8/1/19(b)(f)	6,119,000
3,610,000	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(b)	3,691,225
415,000	ModusLink Global Solutions Inc., Senior Unsecured Notes, 5.250% due 3/1/19	390,619
11,084,000	Mueller Industries Inc., Subordinated Notes, 6.000% due 3/1/27	11,361,100
1,630,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD- LIBOR + 3.300%)(a)(d)	1,703,350
1,865,000	Prospect Capital Corp., Senior Unsecured Notes, 5.750% due 3/15/18(g)	1,897,637
1,000,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	1,147,500
2,415,000	Real Alloy Holding Inc., Senior Secured Notes, 10.000% due 1/15/19(b)	2,318,400
	Reliance Holding USA Inc., Company Guaranteed Notes:
2,400,000	4.500% due 10/19/20	2,535,790
1,500,000	5.400% due 2/14/22	1,655,978
1,772,000	Ruby Tuesday Inc., Company Guaranteed Notes, 7.625% due 5/15/20	1,763,140
486,000	Salem Media Group Inc., Senior Secured Notes, 6.750% due 6/1/24(b)	503,010
3,421,000	SBA Tower Trust, Mortgage Notes, 3.598% due 4/10/18(b)	3,422,605

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United States - 35.4% - (continued)
$ 1,488,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.000% due 8/1/27(b)	$1,528,920
3,825,000	SiTV LLC / SiTV Finance Inc., Senior Secured Notes, 10.375% due 7/1/19(b)	2,648,813
1,273,000	Southern States Cooperative Inc., Secured Notes, 10.000% due 8/15/21(b)	1,220,489
6,280,000	Spirit AeroSystems Inc., Company Guaranteed Notes, 5.250% due 3/15/22	6,525,200
1,500,000	State Street Corp., Junior Subordinated Notes, 5.250% (3-Month USD-LIBOR + 3.597%)(a)(d)	1,578,750
1,360,000	SunTrust Banks Inc., Junior Subordinated Notes, 5.050% (3-Month USD-LIBOR + 3.102%)(a)(d)	1,381,674
2,538,000	TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	2,576,070
2,174,000	T-Mobile USA Inc., Company Guaranteed Notes, 6.125% due 1/15/22	2,266,395
1,441,970	Toll Road Investors Partnership II LP, Senior Secured Notes, zero coupon, due 2/15/45(b)	360,290
757,000	Triumph Group Inc., Senior Unsecured Notes, 7.750% due 8/15/25(b)	778,953
745,000	US Bancorp, Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.486%)(a)(d)	789,700
645,000	Viacom Inc., Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 3.899%) due 2/28/57(a)	646,613
635,000	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(a)(d)	639,961
181,000	Walt Disney Co., Senior Unsecured Notes, 2.950% due 6/15/27	182,891
2,555,000	Wells Fargo & Co., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(a)(d)	2,836,050
2,746,000	Westmoreland Coal Co., Senior Secured Notes, 8.750% due 1/1/22(b)	2,114,420
2,764,000	Xerium Technologies Inc., Senior Secured Notes, 9.500% due 8/15/21	2,860,740

	Total United States	185,357,796

	TOTAL CORPORATE BONDS & NOTES (Cost - $350,303,871)	350,822,430

SOVEREIGN BONDS - 8.5%
Chile - 1.5%
660,000	Chile Government International Bond:
	3.250% due 9/14/21	690,657

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
Chile - 1.5% - (continued)
$ 7,100,000	2.250% due 10/30/22	$7,106,390

	Total Chile	7,797,047

Costa Rica - 0.2%
920,000	Costa Rica Government International Bond, 9.995% due 8/1/20	1,076,400

Dominican Republic - 0.5%
	Dominican Republic International Bond:
598,405	9.040% due 1/23/18	613,844
1,800,000	7.500% due 5/6/21	2,004,750

	Total Dominican Republic	2,618,594

Guatemala - 0.2%
1,200,000	Guatemala Government Bond, 5.750% due 6/6/22	1,311,000

India - 0.6%
3,200,000	Export-Import Bank of India, 3.125% due 7/20/21	3,251,968

Indonesia - 1.4%
	Indonesia Government International Bond:
4,000,000	4.875% due 5/5/21	4,310,128
2,240,000	3.700% due 1/8/22	2,323,756
440,000	Perusahaan Penerbit SBSN Indonesia III, 6.125% due 3/15/19	466,972

	Total Indonesia	7,100,856

Israel - 0.5%
2,600,000	Israel Government International Bond, 4.000% due 6/30/22	2,798,770

Mexico - 0.8%
	Mexico Government International Bond:
2,800,000	3.500% due 1/21/21	2,941,400
1,200,000	3.625% due 3/15/22	1,260,000

	Total Mexico	4,201,400

Panama - 0.7%
3,600,000	Panama Government International Bond, 5.200% due 1/30/20	3,897,000

Peru - 0.4%
2,000,000	Fondo MIVIVIENDA SA, 3.500% due 1/31/23	2,046,000

Philippines - 1.1%
5,200,000	Philippine Government International Bond, 4.000% due 1/15/21	5,538,031

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
Poland - 0.6%
$ 2,800,000	Republic of Poland Government International Bond, 5.125% due 4/21/21	$3,094,000

	TOTAL SOVEREIGN BONDS (Cost - $44,354,033)	44,731,066

SENIOR LOANS - 6.4%
2,164,000	Appvion Inc., 7.775%(1/3-Month USD-LIBOR + 6.500%) due 6/28/19	2,099,080
2,089,215	Autoparts Holdings (No.1) Ltd., 7.989% (1-Month USD-LIBOR + 6.750%) due 12/23/21	2,097,050
	Dell International LLC:
2,050,734	3.490% (1-Month USD-LIBOR + 2.250%) due 9/7/21	2,052,867
5,584,935	3.740% (1-Month USD-LIBOR + 2.500%) due 9/7/23	5,605,655
3,310,000	Eastman Kodak Co., 7.507% (2-Month USD-LIBOR + 6.250%) due 9/3/19	3,264,487
2,245,409	Envigo Laboratories Inc., 9.800% (3-Month USD-LIBOR + 8.500%) due 11/3/21	2,256,636
1,674,347	Hampton Rubber Comp., 5.239% (1-Month USD-LIBOR + 4.000%) due 3/27/21	1,537,268
3,388,000	Internap Corp., 8.240% (1-Month USD-LIBOR + 7.000%) due 4/6/22	3,404,940
725,000	Kingpin Intermediate Holdings LLC, 5.480% (1-Month USD-LIBOR + 4.250%) due 7/3/24 .	730,133
	Lee Enterprises Inc.:
309,282	7.489% (1-Month USD-LIBOR + 6.250%) due 3/31/19	309,282
1,901,009	12.000% (FIXED) due 12/15/22	1,958,039
2,278,000	LSC Communications Inc., 7.239% (1-Month USD-LIBOR + 6.000%) due 9/30/22	2,286,543
1,450,000	Melissa & Doug LLC, 5.796% (3-Month USD-LIBOR + 4.500%) due 6/19/24	1,468,125
1,271,000	Optima Specialty Steel Inc., 11.320% (1-Month USD-LIBOR + 10.000%) due 10/31/17	1,271,000
3,269,464	Reddy Ice Corp., 6.881% (3-Month USD-LIBOR/PRIME + 5.500%/4.500%) due 4/1/19	3,223,691
189,000	Travels Leaders Group LLC, 5.814% (3-Month USD-LIBOR + 4.500%) due 1/25/24	190,338

	TOTAL SENIOR LOANS (Cost - $33,730,584)	33,755,134

Shares/Units
PREFERRED STOCKS - 2.3%
Bermuda - 0.5%
14,008	Aspen Insurance Holdings Ltd., 5.625%(d)	362,107
31,722	Axis Capital Holdings Ltd., 5.500%(d)	802,566

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Shares/Units	Security	Value
Bermuda - 0.5% - (continued)
50,120	Maiden Holdings Ltd., 7.125%(d)(g)	$1,310,638

	Total Bermuda	2,475,311

United States - 1.8%
19,210	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(d)	2,095,091
18,937	Farmland Partners Inc., step bond to yield, 6.000%*(d)	510,352
25,550	GMAC Capital Trust I, 7.100% (3-Month USD-LIBOR + 5.785%)(a)	667,366
15,638	Hartford Financial Services Group Inc., 7.875% (3-Month USD-LIBOR + 5.596%)(a)(g)	478,523
54,847	Huntington Bancshares Inc., 6.250%(d)	1,527,489
95,960	Morgan Stanley, 5.850% (3-Month USD-LIBOR + 3.491%)(a)(d)	2,616,829
20,000	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(d)	587,200
45,000	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(d)(g)	1,134,900

	Total United States	9,617,750

	TOTAL PREFERRED STOCKS (Cost - $11,827,910)	12,093,061

COMMON STOCK - 0.1%
Colombia - 0.1%
8,481	Frontera Energy Corp.* (Cost - $268,679)	236,111

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $440,485,077)	441,637,802

Face Amount
SHORT-TERM INVESTMENTS - 15.7%
COMMERCIAL PAPER - 9.6%
$ 7,800,000	Arrow Electronics Inc., 1.803% due 9/5/17(h)	7,798,128
	Boston Scientific Corp.:
4,840,000	1.602% due 9/12/17(h)	4,837,646
3,225,000	1.602% due 9/14/17(h)	3,223,162
7,740,000	Church & Dwight Co., Inc. 1.402% due 9/1/17(h)	7,739,695
	Ford Motor Credit Co. LLC:
2,240,000	1.635% due 9/1/17(h)	2,239,909
3,260,000	1.988% due 5/16/18(h)	3,216,731
7,740,000	Kraft Heinz Co., 1.472% due 9/6/17(h)	7,737,769
3,225,000	Molson Coors Brewing Co., 1.532% due 9/12/17(h)	3,223,432
5,790,000	ONEOK Inc., 1.821% due 9/7/17(h)	5,788,165

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 15.7% - (continued)
COMMERCIAL PAPER - 9.6% - (continued)
$ 4,510,000	Viacom Inc., 1.703% due 9/20/17(h)	$4,506,299
	TOTAL COMMERCIAL PAPER (Cost - $50,309,938)	50,310,936

TIME DEPOSITS - 6.1%
410,892	BNP Paribas – Paris, 0.590% due 9/1/17	410,892
31,659,219	Citibank - New York, 0.590% due 9/1/17	31,659,219

	TOTAL TIME DEPOSITS (Cost - $32,070,111)	32,070,111

	TOTAL SHORT-TERM INVESTMENTS (Cost - $82,380,049)	82,381,047

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.4%
MONEY MARKET FUND - 0.4%
2,211,515	Federated Government Obligations Fund, Premier Class(i) (Cost - $2,211,515)	2,211,515

	TOTAL INVESTMENTS - 100.3% (Cost - $525,076,641#)	526,230,364

	Liabilities in Excess of Other Assets - (0.3)%	(1,312,552)

	TOTAL NET ASSETS - 100.0%	$524,917,812

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2017.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Security is currently in default.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	All or a portion of this security is on loan (See Note 5).
(h)	Rate shown represents yield-to-maturity.
(i)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

LLC	—	Limited Liability Company
PLC	—	Public Limited Company

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar
EUR	—	Euro

Summary of Investments by Security Type^

Corporate Bonds & Notes	66.6%
Sovereign Bonds	8.5
Senior Loans	6.4
Preferred Stocks	2.3
Common Stock	0.1
Short-Term Investments	15.7
Money Market Fund	0.4

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Ratings††	Security	Value
MUNICIPAL BONDS - 61.8%
Alaska - 0.6%
$ 1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	$1,205,230

Arizona - 0.6%
1,000,000	AAA	City of Scottsdale AZ, GO, Project 2004 Preserve Acquisition, 5.000% due 7/1/23	1,207,960

California - 8.1%
		Bay Area Toll Authority, Revenue Bonds, Senior Sanitary Francisco Bay Area Toll:
3,000,000	AA	2.000% due 4/1/53(a)	3,042,990
1,500,000	AA	2.125% due 4/1/53(a)	1,518,240
1,500,000	Aa2(b)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,920,900
500,000	AA+	Metropolitan Water District of Southern California, Revenue Bonds, Series A, 2.500% due 7/1/26	527,165
1,555,000	AA	San Francisco Municipal Transportation Agency, Revenue Bonds, 5.000% due 3/1/31	1,921,436
5,000,000	AA-	State of California, GO, 5.000% due 11/1/26	6,256,200

		Total California	15,186,931

Connecticut - 0.6%
1,000,000	AAA	State of Connecticut Clean Water Fund - State Revolving Fund, Revenue Bonds, Series B, 5.000% due 6/1/22	1,174,930

District of Columbia - 1.5%
1,000,000	AA	District of Columbia, GO, FGIC & NPFG-Insured, Series A, 3.000% due 6/1/30	1,000,460
1,500,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/30	1,843,740

		Total District of Columbia	2,844,200

Florida - 0.8%
1,500,000	AAA	State of Florida, GO, Department Transportation Right Of Way, 3.000% due 7/1/31	1,547,715

Georgia - 4.2%
		State of Georgia, GO, Series C:
3,835,000	AAA	5.000% due 7/1/29	4,824,813
2,500,000	AAA	5.000% due 7/1/30	3,125,100

		Total Georgia	7,949,913

Hawaii - 0.3%
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	619,165

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Ratings††	Security	Value
Idaho - 1.7%
$ 2,830,000	Aa1(b)	Kootenai County School District No 271 Coeur d’Alene, GO, 4.000% due 9/15/28	$3,239,416

Kentucky - 0.6%
1,000,000	A	Kentucky State Property & Building Commission, Revenue Bonds, Series B, 5.000% due 11/1/27	1,186,270

Massachusetts - 0.3%
500,000	AA+	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series N, 1.450% due 7/1/41(a)	502,595

Minnesota - 2.0%
3,000,000	AA+	State of Minnesota, GO, Series D, 5.000% due 8/1/25	3,746,760

Mississippi - 1.7%
2,500,000	AA	State of Mississippi, GO, Series A, 5.000% due 10/1/29	3,098,525

Nevada - 5.0%
		Clark County School District, GO, Series A:
2,500,000	AA-	5.000% due 6/15/25	3,051,575
3,500,000	AA-	5.000% due 6/15/26	4,306,295
2,000,000	AA-	4.000% due 6/15/35	2,133,320

		Total Nevada	9,491,190

New Jersey - 0.1%
195,000	A+	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/33	232,083

New Mexico - 2.6%
3,940,000	AA	State of New Mexico, GO, Series A, 5.000% due 3/1/26	4,924,567

New York - 12.7%
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,689,940
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
2,000,000	AAA	Series A3, 4.000% due 8/1/42	2,140,100
3,700,000	AAA	Series A5, 0.820% due 8/1/41(a)	3,700,000
		New York State Dormitory Authority, Revenue Bonds, Series A:
3,500,000	AAA	5.000% due 3/15/28	4,389,245
2,500,000	AAA	5.000% due 3/15/31	3,057,650
3,110,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/36	3,759,461
2,500,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Consolidated Two Hundred Fifth Series, 5.000% due 11/15/30	3,094,675

		Total New York	23,831,071

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Ratings††	Security	Value
North Carolina - 1.3%
$ 2,000,000	AAA	State of North Carolina, GO, Series A, 5.000% due 6/1/26	$2,533,660

Ohio - 1.1%
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 0.800% due 12/1/36(a)	2,000,000

Oklahoma - 0.3%
500,000	A+	Canadian County Educational Facilities Authority, Revenue Bonds, Mustang Public Schools Project, 5.000% due 9/1/26	610,850

Oregon - 3.1%
5,000,000	AAA	State of Oregon Department of Transportation, Revenue Bonds, Series C, 5.000% due 11/15/21	5,798,850

Pennsylvania - 1.4%
1,400,000	A	Lehigh County Industrial Development Authority, Revenue Bonds, Ppl Electric Utils Corp., Series A, 1.800% due 9/1/29(a)	1,402,660
1,000,000	A+	Northampton County General Purpose Authority, Revenue Bonds, 5.000% due 11/1/27	1,249,370

		Total Pennsylvania	2,652,030

South Carolina - 0.2%
250,000	AA+	Town of Mount Pleasent SC Water & Sewer Revenue, Revenue Bonds, Series A, 5.000% due 6/1/31	305,885

Tennessee - 2.0%
3,000,000	AA+	County of Shelby TN, GO, Series A, 5.000% due 4/1/31	3,689,250

Texas - 6.5%
250,000	Aa2(b)	City of Houston TX Combined Utility System Revenue, Revenue Bonds, Series B, 4.000% due 11/15/21	278,963
2,175,000	AAA	Conroe Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/30	2,664,592
1,000,000	AAA	County of Bexar TX, GO, 4.000% due 6/15/32	1,102,390
1,000,000	AAA	Houston Independent School District, GO, Schoolhouse, Series A2, PSF-GTD-Insured, 3.000% due 6/1/39(a)	1,031,700
1,195,000	Aaa(b)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,467,424
		State of Texas, GO:
2,655,000	AAA	Transportation Commission Highway Improvement, Series A, 5.000% due 4/1/26	3,329,264
1,500,000	AAA	Transportation Commission Mobility Fund, 5.000% due 10/1/30	1,863,690

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Ratings††	Security	Value
Texas - 6.5% - (continued)
$ 400,000	AA+	Trinity River Authority LLC Denton Creek Wastewater Treatment System Revenue, Revenue Bonds, Regional Treatment System, 5.000% due 2/1/22	$465,176

		Total Texas	12,203,199

Virginia - 1.9%
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,340,469
250,000	AAA	County of Fairfax VA, GO, Public Improvement, Series A, 4.000% due 10/1/27	289,407

		Total Virginia	3,629,876

Washington - 0.3%
500,000	AA+	Pierce County School District No 3 Puyallup, GO, 5.000% due 12/1/34	605,965

Wisconsin - 0.3%
500,000	AA+	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Ascension Senior Credit Group, Series A, 4.000% due 11/15/36	526,240

		TOTAL MUNICIPAL BONDS (Cost - $115,684,160)	116,544,326

SHORT-TERM INVESTMENTS - 50.3%
MUNICIPAL BONDS - 17.5%
3,500,000	MIG1(b)	Charleston County School District, GO, 5.000% due 3/30/18	3,584,945
2,000,000	MIG1(b)	City of Houston TX, GO, 5.000% due 6/29/18	2,068,120
1,000,000	SP-1+	City of Milwaukee WI, Revenue Notes, Series R3, 4.000% due 12/21/17	1,009,790
3,000,000	SP-1+	Colorado State Education Loan Program, Revenue Notes, Series A, 5.000% due 6/28/18	3,101,640
10,000,000	SP-1+	Commonwealth of Massachusetts, GO, Series B, 2.000% due 5/21/18	10,081,800
3,000,000	SP-1+	San Diego Unified School District, GO, Series A, 3.000% due 6/29/18	3,054,480
1,400,000	SP-1+	State of Colorado, Revenue Notes, Series A, 4.000% due 6/27/18	1,436,078
8,500,000	SP-1+	State of Texas, Revenue Notes, 4.000% due 8/30/18	8,759,250

		TOTAL MUNICIPAL BONDS (Cost - $33,088,586)	33,096,103

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Security	Value
TIME DEPOSITS - 32.8%
$ 103,817	Citibank - New York 0.590% due 9/1/17	$103,817
61,634,939	JPMorgan Chase & Co. - New York 0.590% due 9/1/17	61,634,939

	TOTAL TIME DEPOSITS (Cost - $61,738,756)	61,738,756

	TOTAL SHORT-TERM INVESTMENTS (Cost - $94,827,342)	94,834,859

	TOTAL INVESTMENTS - 112.1% (Cost - $210,511,502#)	211,379,185

	Liabilities in Excess of Other Assets - (12.1)%	(22,900,690)

	TOTAL NET ASSETS - 100.0%	$188,478,495

††	All Rating are by Standard & Poor’s Rating Service, unless otherwise noted. All rating are unaudited
(a)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2017.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
LLC	—	Limited Liability Company
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed

See pages 150-152 for definitions of ratings.

Summary of Investments by Security Industry^

General Obligation	31.1%
Education	10.8
Transportation	8.3
Water and Sewer	3.5
Development	0.6
Single Family Housing	0.6
Health Care Providers & Services	0.2
Short-Term Investments	44.9

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†		Security	Value
CORPORATE BONDS & NOTES - 24.5%
Basic Materials - 1.6%
$ 1,715,000		Alcoa Nederland Holding BV, Company Guaranteed Notes, 7.000% due 9/30/26(a)	$1,916,512
		Hexion Inc., Senior Secured Notes:
1,960,000		6.625% due 4/15/20	1,783,600
5,334,000		10.000% due 4/15/20	5,213,985
2,028,000		10.375% due 2/1/22(a)	1,977,300
1,056,000		Hexion Inc. / Hexion Nova Scotia Finance ULC, Secured Notes, 9.000% due 11/15/20	686,400
3,000,000		Kraton Polymers LLC / Kraton Polymers Capital Corp., Company Guaranteed Notes, 10.500% due 4/15/23(a)(b)(c)	3,457,500

		Total Basic Materials	15,035,297

Communications - 3.7%
3,500,000		Altice Luxembourg SA, Company Guaranteed Notes, 7.750% due 5/15/22(a)(b)(c)	3,714,375
5,546,000		Avaya Inc., Senior Secured Notes, 7.000% due 4/1/19(a)(b)(c)	4,672,505
1,750,000		CCO Holdings LLC / CCO Holdings Capital Corp., Senior Unsecured Notes, 5.125% due 5/1/27(a)	1,802,500
2,500,000		Ciena Corp., Senior Unsecured Notes, 3.750% due 10/15/18(a)(b)(c)	3,028,125
		Digicel Ltd., Company Guaranteed Notes:
4,000,000		6.750% due 3/1/23(a)(b)(c)	3,835,000
1,500,000		6.750% due 3/1/23	1,438,125
1,808,000		Frontier Communications Corp., Senior Unsecured Notes, 10.500% due 9/15/22	1,627,200
6,640,000		HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(a)(b)(c)	6,706,400
		Intelsat Jackson Holdings SA:
2,230,000		Company Guaranteed Notes, 9.750% due 7/15/25(a)	2,269,025
1,117,000		Senior Secured Notes, 8.000% due 2/15/24(a)	1,202,506
3,500,000		SFR Group SA, Senior Secured Notes, 7.375% due 5/1/26(a)(b)(c)	3,780,070
2,380,000		Sinclair Television Group Inc., Company Guaranteed Notes, 5.625% due 8/1/24(a)(b)(c)	2,434,264

		Total Communications	36,510,095

Consumer Cyclical - 3.7%
		Codere Finance 2 Luxembourg SA, Senior Secured Notes:
4,000,000	EUR	6.750% due 11/1/21(c)	4,887,285
2,625,000		7.625% due 11/1/21	2,609,906
7,593,000		JC Penney Corp., Inc., Senior Secured Notes, 5.875% due 7/1/23(a)	7,621,474

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†		Security	Value
Consumer Cyclical - 3.7% - (continued)
$ 4,750,000	GBP	Matalan Finance PLC, Senior Secured Notes, 6.875% due 6/1/19	$6,023,433
1,960,000		Men’s Wearhouse Inc., Company Guaranteed Notes, 7.000% due 7/1/22	1,739,500
6,308,000		Neiman Marcus Group Ltd. LLC, Company Guaranteed Notes, 8.000% due 10/15/21(a)(b)(c)	3,232,850
		Rite Aid Corp.:
		Company Guaranteed Notes:
365,000		6.750% due 6/15/21(c)	377,775
3,627,000		6.125% due 4/1/23(a)	3,563,528
2,232,000		Senior Unsecured Notes, 7.700% due 2/15/27	2,142,720
3,600,000		Tesla Inc., Company Guaranteed Notes, 5.300% due 8/15/25(a)(b)(c)	3,543,750

		Total Consumer Cyclical	35,742,221

Consumer Non-cyclical - 4.2%
		CHS/Community Health Systems Inc., Senior Secured Notes:
2,450,000		5.125% due 8/1/21	2,453,062
4,994,000		6.250% due 3/31/23	5,031,455
		Endo Dac / Endo Finance LLC / Endo Finco Inc.:
6,419,000		Company Guaranteed Notes, 6.000% due 2/1/25(a)	5,279,628
1,500,000		Senior Secured Notes, 5.875% due 10/15/24(a)	1,548,750
2,220,000		HCA Inc., Company Guaranteed Notes, 5.875% due 2/15/26	2,394,825
		Kindred Healthcare Inc., Company Guaranteed Notes:
1,500,000		8.000% due 1/15/20(c)	1,488,750
3,200,000		6.375% due 4/15/22(c)	2,912,000
3,500,000		Sterigenics-Nordion Holdings LLC, Senior Unsecured Notes, 6.500% due 5/15/23(a)(b)(c)	3,605,000
5,187,950		Syniverse Foreign Holdings Corp., Company Guaranteed Notes, 9.125% due 1/15/22(a)(b)(c)	5,252,799
		Valeant Pharmaceuticals International Inc.:
		Company Guaranteed Notes:
3,483,000		6.375% due 10/15/20(a)	3,449,215
6,809,000		5.875% due 5/15/23(a)	5,804,672
		Senior Secured Notes:
774,000		6.500% due 3/15/22(a)	811,733
1,031,000		7.000% due 3/15/24(a)	1,094,149

		Total Consumer Non-cyclical	41,126,038

Diversified - 0.9%
8,000,000		HRG Group Inc., Senior Unsecured Notes, 7.750% due 1/15/22(c)	8,380,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†	Security	Value
Energy - 3.3%
$ 2,470,000	Antero Resources Corp., Company Guaranteed Notes, 5.000% due 3/1/25(c)	$2,420,600
4,736,000	California Resources Corp., Secured Notes, 8.000% due 12/15/22(a)	2,616,640
500,000	Concho Resources Inc., Company Guaranteed Notes, 5.500% due 4/1/23(c)	515,000
803,238	Connacher Oil & Gas Ltd., Secured Notes, 12.000% due 8/31/18(a)(b)(d)(e)	8,032
2,996,000	Continental Resources Inc., Company Guaranteed Notes, 4.900% due 6/1/44(c)	2,533,418
	Diamondback Energy Inc., Company Guaranteed Notes:
1,062,000	4.750% due 11/1/24(c)	1,064,655
3,195,000	5.375% due 5/31/25(c)	3,282,862
	EP Energy LLC / Everest Acquisition Finance Inc.:
	Company Guaranteed Notes:
3,909,000	9.375% due 5/1/20	2,878,001
742,000	7.750% due 9/1/22	452,620
1,810,000	6.375% due 6/15/23	1,031,700
1,000,000	Senior Secured Notes, 8.000% due 11/29/24(a)	977,500
	Newfield Exploration Co., Senior Unsecured Notes:
2,445,000	5.625% due 7/1/24(c)	2,600,746
750,000	5.375% due 1/1/26	783,750
672,000	Pacific Drilling SA, Senior Secured Notes, 5.375% due 6/1/20(a)	248,640
2,045,000	Pacific Drilling V Ltd., Senior Secured Notes, 7.250% due 12/1/17(a)	920,250
	Peabody Energy Corp., Senior Secured Notes:
1,470,000	6.000% due 3/31/22(a)	1,506,750
2,174,000	6.375% due 3/31/25(a)	2,217,480
	Permian Resources LLC / AEPB Finance Corp., Senior Unsecured Notes:
6,336,000	7.125% due 11/1/20(a)	5,195,520
417,000	7.375% due 11/1/21(a)	341,940
1,088,000	Transocean Inc., Company Guaranteed Notes, 9.000% due 7/15/23(a)(b)	1,158,720
245,000	Weatherford International Ltd., Company Guaranteed Notes, 7.750% due 6/15/21	245,000

	Total Energy	32,999,824

Financial - 4.1%
1,000,000	Abe Investment Holdings Inc. / Getty Images Inc., Senior Unsecured Notes, 7.000% due 10/15/20(a)(b)(c)	657,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†	Security	Value
Financial - 4.1% - (continued)
$ 8,342,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)(b)(c)	$8,592,260
18,566	Harvest Capital Credit Corp., Corporate Unsecured Notes, 6.125% due 9/15/22(e)	464,150
5,000,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% (3-Month USD-LIBOR + 3.470%)(c)(f)(g)	5,161,250
24,764	KCAP Financial Inc., Corporate Unsecured Notes, 6.125% due 9/30/22(e)	619,100
7,784,000	PNC Capital Trust C, Limited Guaranteed Notes, 1.886% (3-Month USD-LIBOR + 0.570%) due 6/1/28(c)(f)	7,316,960
8,450,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 7.640% (3-Month USD- LIBOR + 2.320%)(c)(f)(g)	8,116,225
4,213,000	State Street Corp., Junior Subordinated Notes, 2.246% (3-Month USD-LIBOR + 1.000%) due 6/15/47(c)(f)	3,873,327
21,189	TriplePoint Venture Growth BDC Corp., Corporate Unsecured Notes, 5.750% due 7/15/22	533,963
1,207,000	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, Company Guaranteed Notes, 8.250% due 10/15/23(c)	1,179,360
4,735,000	USB Realty Corp., Junior Subordinated Notes, 2.451% (3-Month USD-LIBOR + 1.147%)(a)(b)(c)(f)(g)	4,196,394

	Total Financial	40,710,489

Industrial - 1.5%
985,000	Aeropuertos Argentina 2000 SA, Senior Secured Notes, 6.875% due 2/1/27(a)(b)(c)	1,038,939
4,000,000	Amsted Industries Inc., Company Guaranteed Notes, 5.000% due 3/15/22(a)(b)(c)	4,140,000
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.:
2,355,000	Company Guaranteed Notes, 6.000% due 2/15/25(a)(b)(c)	2,499,244
1,210,000	Senior Secured Notes, 4.625% due 5/15/23(a)(b)(c)	1,243,275
3,004,000	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(a)(b)(c)	3,139,180
2,853,000	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34(c)	2,738,880

	Total Industrial	14,799,518

Technology - 0.5%
2,500,000	Microchip Technology Inc., Senior Subordinated Notes, 1.625% due 2/15/25(c)	4,237,500
	Western Digital Corp.:
735,000	Company Guaranteed Notes, 10.500% due 4/1/24	871,894
388,000	Senior Secured Notes, 7.375% due 4/1/23(a)	425,345

	Total Technology	5,534,739

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†	Security	Value
Utilities - 1.0%
$ 5,984,000	Dynegy Inc., Company Guaranteed Notes, 7.625% due 11/1/24(h)	$6,171,000
3,000,000	NRG Energy Inc., Company Guaranteed Notes, 6.250% due 5/1/24(c)	3,105,000
801,000	Talen Energy Supply LLC, Company Guaranteed Notes, 9.500% due 7/15/22(a)	720,900

	Total Utilities	9,996,900

	TOTAL CORPORATE BONDS & NOTES (Cost - $242,760,334)	240,835,121

SENIOR LOANS - 9.2%
1,685,775	Acrisure LLC, 6.296% (3-Month USD-LIBOR + 5.000%) due 11/22/23	1,704,740
2,800,000	Asurion LLC, 7.239% (1-Month USD-LIBOR + 6.000%) due 8/4/25	2,857,176
2,643,375	Avantor Performance Materials Holdings Inc., 5.240% (1-Month USD-LIBOR + 4.000%) due 3/11/24	2,642,555
	Avaya Inc.:
955,500	8.733%(1-Month USD-LIBOR + 7.500%) due 1/23/18	969,833
1,650,000	due 3/31/18(i)	1,383,937
1,200,000	due 5/29/20(i)	1,010,256
4,695,000	California Resources Corp., 11.603% (1-Month USD-LIBOR + 10.375%) due 12/31/21	4,968,859
1,225,000	Chesapeake Energy Corp., 8.814% (3-Month USD-LIBOR + 7.500%) due 8/23/21	1,300,546
5,513,382	Chobani LLC, 5.489% (1-Month USD-LIBOR + 4.250%) due 10/10/23	5,549,550
750,000	Communications Sales & Leasing Inc., due 10/24/22(i)	724,372
723,719	Connacher Oil & Gas Ltd., 9.000% due 5/23/18(b)(d)(e)	36,186
1,500,000	DynCorp International Inc., 7.750% (3-Month USD-LIBOR + 5.000%) due 7/7/20	1,501,875
4,322,441	EIG Investors Corp., 5.317% (1/3-Month USD-LIBOR + 4.000%) due 2/9/23	4,364,758
	Equinox Holdings Inc.:
3,241,875	4.489% (1-Month USD-LIBOR + 7.000%) due 3/8/24	3,244,566
1,000,000	8.232% (1-Month USD-LIBOR + 3.250%) due 9/6/24	1,016,670
3,274,236	Evergreen Skills Lux SÀRL, 5.989% (1-Month USD-LIBOR + 4.750%) due 4/28/21	3,065,503
8,020,000	Getty Images Inc., due 10/18/19(i)	6,925,992

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†	Rating††	Security	Value
SENIOR LOANS - 9.2% - (continued)
$ 7,175,000		Hoya Midco LLC, 5.296% (3-Month USD-LIBOR + 4.000%) due 6/30/24	$7,161,583
7,595,000		La Paloma Generating Co. LLC, 9.250% due 2/20/20(b)(d)	379,750
2,987,335		Navistar Inc., 5.240% (1-Month USD-LIBOR + 4.000%) due 8/7/20	3,007,261
880,621		Neiman Marcus Group Inc., 4.481% (1-Month USD-LIBOR + 3.250%) due 10/25/20	647,054
3,994,788		Proquest LLC, 4.989% (1-Month USD-LIBOR + 3.750%) due 10/24/21	4,031,420
685,000		Quorum Health Corp., due 4/29/22(i)	689,432
5,400,000		Revlon Consumer Products Corp., 4.739% (1-Month USD-LIBOR + 3.500%) due 9/7/23	4,838,778
6,300,000		Scientific Games International Inc., 4.512% (3-Month USD-LIBOR + 3.250%) due 8/14/24	6,342,525
8,968,721		Seadrill Operating LP, 4.296% (3-Month USD-LIBOR + 3.000%) due 2/21/21	5,765,184
3,117,343		Southern Pacific Resource Corp., 14.250% due 3/31/19(b)(d)(e)	—
2,782,293		Supervalu Inc., 4.739% (1-Month USD-LIBOR + 3.500%) due 6/8/24	2,682,604
2,913,170		Toys ‘R’ US-Delaware Inc., 10.067% (3-Month USD-LIBOR + 8.750%) due 4/24/20	2,230,992
5,082,198		Uber Technologies Inc., 5.236% (1-Month USD-LIBOR + 4.000%) due 7/13/23	5,071,068
1,595,980		UFC Holdings LLC, 4.490% (1-Month USD-LIBOR + 3.250%) due 8/18/23	1,599,970
3,000,000		Utility One Source LP, 6.799% (3-Month USD-LIBOR + 5.500%) due 4/18/23	3,054,390

		TOTAL SENIOR LOANS (Cost - $93,046,406)	90,769,385

MUNICIPAL BONDS - 0.7%
Puerto Rico - 0.7%
3,675,000	D	Commonwealth of Puerto Rico, GO, Series A, 8.000% due 7/1/35(b)	2,122,313
		Government Development Bank for Puerto Rico, Revenue Bonds:
6,380,000	D	Series A, 3.875% due 2/1/17(b)	2,113,375
1,515,000	WR(j)	Series B, 4.704% due 5/1/16(b)	501,844

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†	Rating††	Security	Value
Puerto Rico - 0.7% - (continued)
$ 3,220,000	C(j)	Series H, 4.900% due 8/1/21(b)	$1,071,519
2,615,000	C(j)	Series I, 4.350% due 8/1/18(b)	866,297

		Total Puerto Rico	6,675,348

		TOTAL MUNICIPAL BONDS (Cost - $ 4,568,388)	6,675,348

Shares/Units
OPEN-END FUNDS - 20.5%
11,894,864		JPMorgan Strategic Income Opportunities Fund, Class I Shares	138,218,325
5,062,158		Legg Mason BW Absolute Return Opportunities Fund, Class IS Shares	63,732,571

		TOTAL OPEN-END FUNDS (Cost - $ 200,214,490)	201,950,896

COMMON STOCKS - 11.5%
BASIC MATERIALS - 0.3%
Chemicals - 0.3%
155,000		Venator Materials PLC*(c)	3,146,500

COMMUNICATIONS - 2.4%
Internet - 0.1%
179,757		Endurance International Group Holdings Inc.*(c)(h)	1,384,129

Media - 2.3%
228,211		Altice NV, Class A Shares*	5,263,205
81,600		Time Warner Inc.(c)	8,249,760
476,939		TiVo Corp.(c)	8,727,984
		Total Media	22,240,949

		TOTAL COMMUNICATIONS	23,625,078

CONSUMER CYCLICAL - 1.2%
Auto Manufacturers - 0.2%
40,676		General Motors Co.(c)	1,486,301

Entertainment - 1.0%
521,101		Pinnacle Entertainment Inc.*(c)	10,161,470

		TOTAL CONSUMER CYCLICAL	11,647,771

CONSUMER NON-CYCLICAL - 1.8%
Biotechnology - 0.9%
49,678		Blueprint Medicines Corp.*(c)	2,693,541
70,141		Loxo Oncology Inc.*(c)	5,849,759

		Total Biotechnology	8,543,300

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
Healthcare-Services - 0.3%
252,528	Natera Inc.*(c)	$3,118,721

Pharmaceuticals - 0.6%
51,309	Aclaris Therapeutics Inc.*(h)(c)	1,330,442
202,470	Clementia Pharmaceuticals Inc.*(c)	3,306,335
124,454	Concert Pharmaceuticals Inc.*(c)	1,894,190
	Total Pharmaceuticals	6,530,967

	TOTAL CONSUMER NON-CYCLICAL	18,192,988

DIVERSIFIED - 0.9%
SPACs - 0.9%
59,834	Andina Acquisition Corp. II*	606,717
26,313	Atlantic Acquisition Corp., Class U Shares*	263,919
587,028	CF Corp., Class A Shares*(c)	6,480,789
22,935	Constellation Alpha Capital Corp.*	233,478
42,864	Hennessy Capital Acquisition Corp. III*	438,070
26,357	I-AM Capital Acquisition Co.*	267,524
25,795	Industrea Acquisition Corp.*	261,303
30,010	Osprey Energy Acquisition Corp.*	300,100
60,189	Pensare Acquisition Corp.*	616,937
	Total SPACs	9,468,837

	TOTAL DIVERSIFIED	9,468,837

ENERGY - 0.0%
Oil & Gas - 0.0%
534,616	Connacher Oil & Gas Ltd.*(d)	—

FINANCIAL - 2.2%
Banks - 0.6%
133,000	Bank of NT Butterfield & Son Ltd.(c)	4,373,040
25,000	Stonegate Bank(c)	1,205,250

	Total Banks	5,578,290

Equity Real Estate Investment Trust (REIT) - 0.9%
223,892	Gaming & Leisure Properties Inc.(c)	8,774,328

Savings & Loans - 0.7%
30,000	OceanFirst Financial Corp.(c)	748,800
163,547	Oritani Financial Corp.(c)	2,624,929
69,417	Pacific Premier Bancorp Inc.*(c)	2,457,362
71,314	Waterstone Financial Inc.(c)	1,258,692
	Total Savings & Loans	7,089,783

	TOTAL FINANCIAL	21,442,401

INDUSTRIAL - 1.0%
Building Materials - 0.3%
160,261	Builders FirstSource Inc.*(c)	2,609,049

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
Transportation - 0.7%
109,911	XPO Logistics Inc.*(c)	$6,726,553

	TOTAL INDUSTRIAL	9,335,602

TECHNOLOGY - 1.7%
Semiconductors - 1.7%
147,771	NXP Semiconductors NV*(c)	16,692,212

	TOTAL COMMON STOCKS (Cost - $106,324,854)	113,551,389

CLOSED-END FUNDS - 7.4%
181,413	Adams Diversified Equity Fund Inc., Class Common Shares(h)	2,679,470
107,442	Advent/Claymore Enhanced Growth & Income Fund, Class Common Shares(h)	908,959
84,257	AllianzGI Equity & Convertible Income Fund, Class Common Shares	1,712,945
55,552	AllianzGI NFJ Dividend Interest & Premium Strategy Fund, Class Common Shares(h)	732,175
346,927	Alpine Total Dynamic Dividend Fund, Class Common Shares	3,014,796
66,861	Ares Capital Corp., Class Common Shares	1,073,788
178,158	BlackRock Credit Allocation Income Trust, Class Common Shares	2,396,225
92,510	BlackRock Enhanced Global Dividend Trust, Class Common Shares	1,218,357
21,456	BlackRock Multi-Sector Income Trust, Class Common Shares	394,576
140,244	BlackRock Resources & Commodities Strategy Trust, Class Common Shares	1,215,915
4,523	Blackstone/GSO Long-Short Credit Income Fund, Class Common Shares	71,825
39,365	Boulder Growth & Income Fund Inc., Class Common Shares(h)	394,044
7,509	CBRE Clarion Global Real Estate Income Fund, Class Common Shares	58,795
235,898	Central Fund of Canada Ltd., Class Common Shares	3,116,213
311,709	Clough Global Equity Fund, Class Common Shares	4,204,954
715,656	Clough Global Opportunities Fund, Class Common Shares	8,051,130
49	Cornerstone Strategic Value Fund Inc., Class Common Shares	694
49	Cornerstone Total Return Fund Inc., Class Common Shares	696
53,587	Delaware Enhanced Global Dividend & Income Fund, Class Common Shares	617,858
39,339	Eaton Vance Ltd. Duration Income Fund, Class Common Shares	548,386
55,719	General American Investors Co., Inc., Class Common Shares	1,947,379
21,578	General American Investors Co., Inc., Class Preferred Shares(g)	581,527

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
CLOSED-END FUNDS - 7.4% - (continued)
156,176	Legg Mason BW Global Income Opportunities Fund Inc., Class Common Shares	$2,119,308
636,345	Liberty All Star Equity Fund, Class Common Shares	3,582,622
8,776	LMP Capital & Income Fund Inc., Class Common Shares	125,234
51,614	NexPoint Credit Strategies Fund, Class Common Shares	1,149,444
155,894	Nuveen AMT-Free Quality Municipal Income Fund, Class Common Shares	2,180,957
144,092	Nuveen Credit Strategies Income Fund, Class Common Shares(h)	1,219,018
118,158	Nuveen Intermediate Duration Quality Municipal Term Fund, Class Common Shares(h)	1,579,772
119,483	Nuveen Mortgage Opportunity Term Fund, Class Common Shares	3,068,323
48,505	Nuveen Mortgage Opportunity Term Fund 2, Class Common Shares	1,199,529
132,733	Nuveen Quality Municipal Income Fund, Class Common Shares	1,902,064
47,184	Prudential Global Short Duration High Yield Fund Inc., Class Common Shares	700,211
193,074	Royce Micro-Capital Trust Inc., Class Common Shares	1,658,506
194,632	Royce Value Trust Inc., Class Common Shares	2,878,607
422,826	Sprott Focus Trust Inc., Class Common Shares	3,171,195
383,488	Templeton Global Income Fund, Class Common Shares	2,565,535
99,156	Virtus Total Return Fund Inc., Class Common Shares	1,269,197
288,505	Western Asset Emerging Markets Debt Fund Inc., Class Common Shares	4,509,333
598,677	Western Asset High Income Opportunity Fund Inc., Class Common Shares	3,047,266

	TOTAL CLOSED-END FUNDS (Cost - $69,779,609)	72,866,828

CONVERTIBLE PREFERRED STOCKS - 0.5%
CONSUMER NON-CYCLICAL - 0.2%
Healthcare-Products - 0.2%
30,000	Becton Dickinson & Co., 6.125%(c)	1,668,600

FINANCIAL - 0.3%
Investment Companies - 0.3%
15,000	Mandatory Exchangeable Trust, 5.750%(a)(c)	2,927,700

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $3,531,983)	4,596,300

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
PREFERRED STOCKS - 0.3%
FINANCIAL - 0.3%
Banks - 0.3%
130,384	GMAC Capital Trust I, 7.100% (3-Month USD-LIBOR + 5.785%)(c)(f) (Cost - $3,429,657)	$3,405,630

EXCHANGE TRADED FUND (ETF) - 0.2%
60,000	SPDR S&P Oil & Gas Exploration & Production, Class Common Shares(c) (Cost - $2,090,954)	1,809,600

WARRANT - 0.0%
CONSUMER CYCLICAL - 0.0%
Auto Parts & Equipment - 0.0%
38,375	Chassix Holdings Inc.*(d)(e) (Cost - $289,731)	253,659

RIGHTS - 0.0%
159	Reaves Utility Income Fund*	57
2,830	RMR Real Estate Income Fund*	1,557
	TOTAL RIGHTS (Cost - $0)	1,614

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $726,036,406)	736,715,770

Face Amount
SHORT-TERM INVESTMENTS - 17.6%
TIME DEPOSITS - 17.6%
$ 60,075,547	Citibank - New York, 0.590% due 9/1/17	60,075,547
32,826,640	DNB - Oslo, 0.590% due 9/1/17	32,826,640
15,637,171	Standard Chartered Bank - London, 0.590% due 9/1/17	15,637,171
64,840,545	Sumitomo - Tokyo, 0.590% due 9/1/17	64,840,545

	TOTAL TIME DEPOSITS (Cost - $173,379,903)	173,379,903

	TOTAL SHORT-TERM INVESTMENTS (Cost - $173,379,903)	173,379,903

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.9%
MONEY MARKET FUND - 0.9%
8,243,709	Federated Government Obligations Fund, Premier Class(k) (Cost - $8,243,709)	8,243,709

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Value
TOTAL INVESTMENTS - 93.3% (Cost - $907,660,018#)	$918,339,382

Other Assets in Excess of Liabilities - 6.7%	65,682,111

TOTAL NET ASSETS - 100.0%	$984,021,493

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Security is currently in default.
(c)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(d)	Illiquid security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2017.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	All or a portion of this security is on loan (See Note 5).
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Rating by Moody’s Investors Service. All ratings are unaudited.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

GO	—	General Obligation
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SPACs	—	Special Purpose Acquisition Companies

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	26.2%
Open-End Funds	22.0
Common Stocks	12.4
Senior Loans	9.9
Closed-End Funds	7.9
Municipal Bonds	0.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.5
Exchange Traded Fund (ETF)	0.2
Warrant	0.0	**
Rights	0.0	**
Short-Term Investments	18.9
Money Market Fund	0.9

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.05%.

Schedule of Options Contracts Written

Equity Option

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Strike Price	Value
1,275	14,402,400	NXP Semiconductors NV, Call	GSC	1/18/19	$110.00	$1,185,750

		(Premiums received — $662,084)

At August 31, 2017, Destinations Multi Strategy Alternatives Fund had open exchange traded futures contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
S&P 500 E-mini Index September Futures	38	9/17	$4,601,409	$4,693,000	$(91,591)
U.S. Treasury 5-Year Note December Futures	536	12/17	63,515,905	63,516,000	(95)
U.S. Treasury 10-Year Note December Futures	164	12/17	20,815,188	20,825,438	(10,250)
U.S. Long Bond December Futures	63	12/17	9,807,328	9,833,906	(26,578)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(128,514)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

At August 31, 2017, Destinations Multi Strategy Alternatives Fund had deposited cash of $774,192 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At August 31, 2017, Destinations Multi Strategy Alternatives Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
British Pound	1,000,000	GSC	$1,295,778	11/2/17	$5,562
British Pound	1,750,000	GSC	2,267,612	11/2/17	12,585
British Pound	500,000	GSC	647,889	11/2/17	3,261
British Pound	1,500,000	GSC	1,943,667	11/2/17	(4,227)
Euro	4,000,000	GSC	4,777,694	11/2/17	(52,494)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$(35,313)

At August 31, 2017, Destinations Multi Strategy Alternatives Fund held the following OTC Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 8/31/17(2)	Notional Amounts in (000’s)(3)	Market Value	Upfront Premiums Paid	Unrealized (Depreciation)
Supervalu, Inc., B-	(5.000)%	6/20/22	12-Month	GSC	4.140%	$1,950	$60,970	$112,125	$(51,155)
Supervalu, Inc., B-	(5.000)%	6/20/22	3-Month	GSC	4.000%	890	26,607	35,050	(8,443)

							$87,577	$147,175	$(59,598)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At August 31, 2017, Destinations Multi Strategy Alternatives Fund held the following OTC Total Return Swaps:

OTC Total Return Swaps on Baskets

Currency	Notional Amounts	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$788,543	8/25/18	GSC	1-Month	USD-LIBOR-BBA	GSCBDRC2 Basket*	$—	$30,226
USD	779,207	8/25/18	GSC	1-Month	USD-LIBOR-BBA	GSCBDRS2 Basket**	—	2,311

								$32,537

*	GSCBDRC2 Basket consists of a portfolio of Chesapeake Energy Corp., California Resources Corp., Oasis Petroleum Inc. and Whiting Petroleum Corp.
**	GSCBDRS2 Basket consists of a portfolio of Anadarko Petroleum Corp., Devon Energy Corp., Diamondback Energy Inc., Helmerich Payne Inc. and Pioneer Natural Resources Co.

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

EUR	—	Euro	GSC	—	Goldman Sachs & Co.
GBP	—	British Pound

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
SECURITIES SOLD SHORT - 6.0%
CORPORATE BONDS & NOTES - 2.3%
Basic Materials - 0.2%
$ 1,800,000	ArcelorMittal, Senior Unsecured Notes, 6.000% due 3/1/21	$1,966,500

Communications - 0.3%
3,187,000	Consolidated Communications Inc., Company Guaranteed Notes, 6.500% due 10/1/22	3,077,447

Consumer Cyclical - 0.2%
1,750,000	PetSmart Inc., Senior Unsecured Notes, 7.125% due 3/15/23(a)	1,426,250

Consumer Non-cyclical - 1.6%
8,139,000	APX Group Inc., Company Guaranteed Notes, 8.750% due 12/1/20	8,383,170
3,360,000	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21	3,005,923
3,300,000	Tenet Healthcare Corp., Senior Unsecured Notes, 8.125% due 4/1/22	3,465,000

	Total Consumer Non-cyclical	(14,854,093)

Financial - 0.0%
580,000	Abe Investment Holdings Inc. / Getty Images Inc., Senior Unsecured Notes, 7.000% due 10/15/20(a)(b)	381,350

	TOTAL CORPORATE BONDS & NOTES (Proceeds - $21,884,155)	21,705,640

Shares/Units
EXCHANGE TRADED FUNDS (ETFs) - 2.5%
16,500	iShares Russell 2000, Class Common Shares	2,305,545
17,760	iShares Nasdaq Biotechnology, Class Common Shares	5,920,296
26,000	iShares PHLX Semiconductor, Class Common Shares	3,932,500
33,000	PowerShares QQQ Trust Series 1, Class Common Shares	4,824,600
94,865	SPDR S&P Biotech, Class Common Shares	7,952,533

	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds - $22,276,840)	24,935,474

COMMON STOCKS - 1.2%
COMMUNICATIONS - 0.4%
Internet - 0.3%
15,400	Alibaba Group Holding Ltd., ADR*	2,644,796

Telecommunications - 0.1%
64,400	Ciena Corp.*	1,391,684

	TOTAL COMMUNICATIONS	4,036,480

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 0.2%
Entertainment - 0.2%
99,931	Eldorado Resorts Inc.*	$2,298,413

Lodging - 0.0%
5,825	Boyd Gaming Corp.	154,013

Retail - 0.0%
26,000	Tailored Brands Inc.	307,320

	TOTAL CONSUMER CYCLICAL	2,759,746

CONSUMER NON-CYCLICAL - 0.1%
Healthcare-Products - 0.1%
5,300	Becton Dickinson & Co.	1,057,032

ENERGY - 0.1%
Oil & Gas - 0.0%
22,500	Transocean Ltd.*	183,600
Oil & Gas Services - 0.1%
133,000	Weatherford International PLC*	509,390

	TOTAL ENERGY	692,990

TECHNOLOGY - 0.4%
Semiconductors - 0.4%
47,400	Microchip Technology Inc.	4,114,320

	TOTAL COMMON STOCKS (Proceeds - $11,290,164)	12,660,568

	TOTAL SECURITIES SOLD SHORT - 6.0% (Proceeds - $55,451,159)	$59,301,682

*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Security is currently in default.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.

Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Ratings

(unaudited) (continued)

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.

Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Ratings

(unaudited) (continued)

BB, B, CCC,CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard &

Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities

August 31, 2017 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Real Assets Fund
ASSETS:
Investments, at value [1,2]	$2,586,171,910	$576,543,617	$1,280,425,740	$340,172,903	$210,900,238
Foreign currency, at value [3]	—	—	72,251	—	—
Cash	51,127	11,047	19,802	4,969	2,988
Receivable for securities sold	1,487,002	7,180,244	2,525,835	1,148,323	6,097,225
Dividends and interest receivable	4,110,188	375,030	1,236,199	1,093,201	63,422
Receivable for Fund shares sold	964,553	210,011	479,107	162,095	76,239
Receivable for expense reimbursement from Trustee	—	—	—	—	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	—	110,436	—	—
Variation margin on open future contracts (Note 4)	178,543	—	—	—	—
Unrealized appreciation on swap contracts [4,5] (Note 4)	—	—	—	—	—
Upfront premiums paid on swap contracts [4,5] (Note 4)	—	—	—	—	—
Deposits with counterparty	890,400	—	—	—	—
Prepaid expenses	49,311	11,901	19,651	5,551	3,578
Prepaid offering fees	136,685	32,289	64,136	18,074	9,911
Prepaid organizational fees	674	164	273	81	49

Total Assets	2,594,040,393	584,364,303	1,284,953,430	342,605,197	217,153,650

LIABILITIES:
Payable for collateral received from securities on loan	22,007,293	20,035,020	18,511,629	2,385,066	14,292,444
Payable for Fund shares repurchased	483,504	107,037	234,838	68,417	33,699
Payable for securities purchased	3,012,355	6,023,063	2,080,773	842,565	7,477,335
Investment management fee payable	1,337,197	372,963	902,351	191,873	143,438
Transfer agent fees payable	340,128	76,700	166,577	48,337	27,755
Custody fee payable	158,017	30,217	228,727	6,706	—
Trustees’ fees payable
Registration fees payable	83,922	30,692	43,789	22,025	18,523
Shareholder services	45	12	234	56	12
Variation margin on open future contracts (Note 4)	—	—	—	—	—
Unrealized depreciation on swap contracts [4,5] (Note 4)	—	—	—	—	—
Forward sale commitments [6] (Note 5)	—	—	—	—	—
Securities sold short [6] (Note 5)	—	—	—	—	—
Due to custodian	—	—	—	40	—
Options contracts written, at value [7] (Note 4)	—	—	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 4)	—	—	15,159	—	—
Foreign capital gains tax payable	—	—	229,852	—	—
Investment interest payable on securities sold short	—	—	—	—	—
Distributions payable	5,887	1,290	2,871	787	440
Dividends payable for securities sold short	—	—	—	—	—
Accrued expenses	33,013	9,893	18,432	5,964	3,731

Total Liabilities	27,461,361	26,686,887	22,435,232	3,571,836	21,997,377

Total Net Assets	$2,566,579,032	$557,677,416	$1,262,518,198	$339,033,361	$195,156,273

NET ASSETS:
Par value	$240,308	$54,086	$114,237	$33,776	$19,403
Paid-in capital in excess of par value	2,419,770,342	545,043,043	1,157,554,652	336,855,141	194,913,130
Undistributed net investment income	12,330,353	734,446	5,937,470	1,572,018	(45,929)
Accumulated net realized gain (loss) on investments, futures contracts, options contracts written, forward sale commitments, securities sold short, swap contracts, forward foreign currency contracts and foreign currency transactions	1,211,717	925,049	(1,761,557)	487,026	191,912
Net unrealized appreciation (depreciation) on investments, futures contracts, options contracts written, forward sale commitments, securities sold short, swap contracts, forward foreign currency contracts and foreign currency transactions	133,026,312	10,920,792	100,673,396	85,400	77,757

Total Net Assets	$2,566,579,032	$557,677,416	$1,262,518,198	$339,033,361	$195,156,273

Shares Outstanding	240,308,077	54,085,913	114,237,188	33,776,163	19,403,333

Net Asset Value	$10.68	$10.31	$11.05	$10.04	$10.06

[1] Investments, at cost	$2,453,537,805	$565,622,825	$1,179,640,020	$340,092,175	$210,823,197

[2] Includes securities on loan	$21,649,730	$19,736,470	$16,656,050	$2,277,300	$14,436,028

[3] Foreign currency, at cost	$2	—	$71,202	$(40)	$—

[4] Swap contracts - assets, at cost	$—	—	$—	$—	$—

[5] Swaps contracts - liabilities, at cost	$—	—	$—	$—	$—

[6] Proceeds received	$—	—	$—	$—	$—

[7] Premiums received	$—	—	$—	$—	$—

Statements of Assets and Liabilities

August 31, 2017 (unaudited) (continued)

	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
ASSETS:
Investments, at value [1,2]	$1,544,683,736	$178,491,653	$526,230,364	$211,379,185	$918,339,382
Foreign currency, at value [3]	—	—	—	—	—
Cash	81,848	7,639	20,428	38,522	106,587
Receivable for securities sold	4,470,839	384,954	816,366	2,402,906	142,560,677
Dividends and interest receivable	6,240,542	1,536,393	5,877,189	667,757	5,484,981
Receivable for Fund shares sold	535,272	78,272	225,607	233,107	389,136
Receivable for expense reimbursement from Trustee	—	—	—	5,144	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	—	—	—	21,408
Variation margin on open future contracts (Note 4)	—	—	—	—	—
Unrealized appreciation on swap contracts [4,5] (Note 4)	—	—	—	—	32,537
Upfront premiums paid on swap contracts [4,5] (Note 4)	—	—	—	—	147,175
Deposits with counterparty	—	—	—	—	774,192
Prepaid expenses	29,371	2,312	8,616	29	17,989
Prepaid offering fees	84,167	7,153	26,363	654	134,540
Prepaid organizational fees	391	40	127	1	258

Total Assets	1,556,126,166	180,508,416	533,205,060	214,727,305	1,068,008,862

LIABILITIES:
Payable for collateral received from securities on loan	444,456	—	2,211,515	—	8,243,709
Payable for Fund shares repurchased	232,370	26,200	81,067	48,623	159,332
Payable for securities purchased	108,229,414	4,579,781	5,534,315	26,062,655	13,306,524
Investment management fee payable	683,017	95,711	328,154	91,410	717,614
Transfer agent fees payable	192,332	26,367	72,348	22,854	134,300
Custody fee payable	60,791	3,810	21,824	1,971	113,663
Trustees’ fees payable		573	—	296	—
Registration fees payable	50,975	19,149	27,020	15,195	39,869
Shareholder services	85	308	2	346	2
Variation margin on open future contracts (Note 4)	—	—	—	—	119,730
Unrealized depreciation on swap contracts [4,5] (Note 4)	—	—	—	—	59,598
Forward sale commitments [6] (Note 5)	16,430,232	—	—	—	—
Securities sold short [6] (Note 5)	—	—	—	—	59,301,682
Due to custodian	—	378,320	7	—	62
Options contracts written, at value [7] (Note 4)	—	—	—	—	1,185,750
Unrealized depreciation on open forward foreign currency contracts (Note 4)	—	—	—	—	56,721
Foreign capital gains tax payable	—	—	—	—	—
Investment interest payable on securities sold short	—	—	—	—	511,493
Distributions payable	3,293	408	1,213	439	2,271
Dividends payable for securities sold short	37,167	—	—	—	17,159
Accrued expenses	22,144	5,547	9,783	5,021	17,890

Total Liabilities	126,386,276	5,136,174	8,287,248	26,248,810	83,987,369

Total Net Assets	$1,429,739,890	$175,372,242	$524,917,812	$188,478,495	$984,021,493

NET ASSETS:
Par value	$140,984	$17,562	$51,751	$18,616	$97,872
Paid-in capital in excess of par value	1,411,390,694	175,534,649	523,231,927	187,485,378	979,612,314
Undistributed net investment income	509,206	(10,239)	124,251	34,378	3,996,292
Accumulated net realized gain (loss) on investments, futures contracts, options contracts written, forward sale commitments, securities sold short, swap contracts, forward foreign currency contracts and foreign currency transactions	1,692,873	(26,401)	354,948	72,440	(5,803,806)
Net unrealized appreciation (depreciation) on investments, futures contracts, options contracts written, forward sale commitments, securities sold short, swap contracts, forward foreign currency contracts and foreign currency transactions	16,006,133	(143,329)	1,154,935	867,683	6,118,821

Total Net Assets	$1,429,739,890	$175,372,242	$524,917,812	$188,478,495	$984,021,493

Shares Outstanding	140,983,573	17,562,042	51,750,502	18,615,881	97,871,826

Net Asset Value	$10.14	$9.99	$10.14	$10.12	$10.05

[1] Investments, at cost	$1,528,650,637	$178,612,679	$525,076,641	$210,511,502	$907,660,018

[2] Includes securities on loan	$424,227	$—	$2,144,385	$—	$7,958,633

[3] Foreign currency, at cost	$—	$(354,337)	$(6)	$—	$(149)

[4] Swap contracts - assets, at cost	$—	$—	$—	$—	$—

[5] Swaps contracts - liabilities, at cost	$—	$—	$—	$—	$(147,175)

[6] Proceeds received	$16,403,266	$—	$—	$—	$55,451,159

[7] Premiums received	$—	$—	$—	$—	$662,084

Statements of Operations

For the period from March 20, 2017 (commencement of operations) through August 31, 2017 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Real Assets Fund
INVESTMENT INCOME:
Dividends	$20,562,952	$3,024,291	$11,547,874	$5,884,340	$816,716
Interest	237,249	61,590	128,115	29,511	20,443
Income from securities lending	36,158	10,277	5,247	430	775
Less: Foreign taxes withheld (Note 3)	(93,047)	(3,630)	(725,560)	(108,948)	(55,183)

Total Investment Income	20,743,312	3,092,528	10,955,676	5,805,333	782,751

EXPENSES:
Investment management fee (Note 7)	7,490,958	2,103,039	4,403,749	997,491	711,930
Transfer agent fees	1,523,667	358,534	673,324	192,542	111,101
Custody fees	291,019	69,614	409,307	38,061	21,436
Trustees’ fees	79,525	19,182	33,805	9,843	5,395
Insurance	33,506	8,095	13,524	4,099	2,526
Audit and tax	22,218	6,500	10,335	4,092	2,918
Accrued fees	81,434	19,312	37,660	10,976	5,654
Organizational expense	416	102	169	50	30
Offering fees	36,138	8,703	15,578	4,405	2,752
Distribution fees	28,619	6,709	12,568	3,569	2,038
Shareholder services	21,663	5,261	9,039	2,646	1,562
Registration fees	92,318	33,876	48,497	25,213	20,734
Miscellaneous expense	11,265	3,997	53,413	2,314	1,251
Interest expense	—	—	—	—	—

Total Expenses	9,712,746	2,642,924	5,720,968	1,295,301	889,327
Less: Fee waivers and/or expense reimbursement (Note 7)	(1,299,787)	(284,842)	(702,762)	(142,343)	(60,647)

Net Expenses	8,412,959	2,358,082	5,018,206	1,152,958	828,680

Net Investment Income (Loss)	$12,330,353	$734,446	$5,937,470	$4,652,375	$(45,929)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 3 AND 4):

Net Realized Gain (Loss) From:
Investments	$542,463	$925,049	$(1,333,509)	$488,095	$147,637
Futures contracts	671,872	—	—	—	—
Forward sale commitments	—	—	—	—	—
Securities sold short	—	—	—	—	—
Swap contracts	—	—	—	—	—
Forward foreign currency contracts	—	—	(21,322)	—	(19,327)
Foreign currency transactions	(2,618)	—	(406,726)	(1,069)	63,602

Realized Gain (Loss)	1,211,717	925,049	(1,761,557)	487,026	191,912

Change in Net Unrealized Appreciation (Depreciation) From:
Investments	132,634,105	10,920,792	100,555,868	80,728	77,041
Futures contracts	392,105	—	—	—	—
Options contracts written	—	—	—	—	—
Forward sale commitments	—	—	—	—	—
Securities sold short	—	—	—	—	—
Swap contracts	—	—	—	—	—
Forward foreign currency contracts	—	—	95,277	—	—
Foreign currency transactions	102	—	22,251	4,672	716

Change in Net Unrealized Appreciation (Depreciation):	133,026,312	10,920,792	100,673,396	85,400	77,757

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	134,238,029	11,845,841	98,911,839	572,426	269,669

Total Increase (Decrease) in Net Assets from Operations	$146,568,382	$12,580,287	$104,849,309	$5,224,801	$223,740

Statements of Operations

For the period from March 20, 2017 (commencement of operations) through August 31, 2017 (unaudited) (continued)

	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
INVESTMENT INCOME:
Dividends	$5,856	$195,400	$221,275	$131	$5,639,691
Interest	16,003,781	1,750,146	9,231,408	376,725	6,995,335
Income from securities lending	77	1,233	1,040	—	24,226
Less: Foreign taxes withheld (Note 3)	—	—	—	—	—

Total Investment Income	16,009,714	1,946,779	9,453,723	376,856	12,659,252

EXPENSES:
Investment management fee (Note 7)	3,666,725	434,437	1,631,547	207,811	5,090,644
Transfer agent fees	861,698	97,208	294,988	45,171	576,955
Custody fees	159,970	25,781	58,296	6,021	182,564
Trustees’ fees	43,187	5,672	15,010	1,229	29,866
Insurance	19,405	1,988	6,270	24	12,674
Audit and tax	14,162	4,584	6,967	4,791	10,830
Accrued fees	47,127	5,726	15,676	2,095	62,620
Organizational expense	241	25	78	1	159
Offering fees	20,334	2,284	6,755	331	14,272
Distribution fees	16,164	1,776	5,491	835	10,791
Shareholder services	12,527	1,580	4,046	402	8,193
Registration fees	56,851	21,311	30,354	16,950	44,080
Miscellaneous expense	8,259	1,406	3,378	504	93,860
Interest expense	18,583	—	—	—	310,768

Total Expenses	4,945,233	603,778	2,078,856	286,165	6,448,276
Less: Fee waivers and/or expense reimbursement (Note 7)	(490,937)	(44,525)	(224,385)	(48,569)	(1,806,616)

Net Expenses	4,454,296	559,253	1,854,471	237,596	4,641,660

Net Investment Income (Loss)	$11,555,418	$1,387,526	$7,599,252	$139,260	$8,017,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 3 AND 4):

Net Realized Gain (Loss) From:
Investments	$1,698,450	$32,375	$363,951	$72,440	$(3,119,016)
Futures contracts	—	—	—	—	(1,095,085)
Forward sale commitments	(5,577)	—	—	—	—
Securities sold short	—	—	—	—	(1,163,348)
Swap contracts	—	—	—	—	4,553
Forward foreign currency contracts	—	—	—	—	(81,240)
Foreign currency transactions	—	(58,776)	(9,003)	—	(349,670)

Realized Gain (Loss)	1,692,873	(26,401)	354,948	72,440	(5,803,806)

Change in Net Unrealized Appreciation (Depreciation) From:
Investments	16,033,099	(121,026)	1,153,723	867,683	10,679,364
Futures contracts	—	—	—	—	(128,514)
Options contracts written	—	—	—	—	(523,666)
Forward sale commitments	(26,966)	—	—	—	—
Securities sold short	—	—	—	—	(3,850,523)
Swap contracts	—	—	—	—	(27,061)
Forward foreign currency contracts	—	—	—	—	(35,313)
Foreign currency transactions	—	(22,303)	1,212	—	4,534

Change in Net Unrealized Appreciation (Depreciation):	16,006,133	(143,329)	1,154,935	867,683	6,118,821

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	17,699,006	(169,730)	1,509,883	940,123	315,015

Total Increase (Decrease) in Net Assets from Operations	$29,254,424	$1,217,796	$9,109,135	$1,079,383	$8,332,607

Statements of Changes in Net Assets

For the period from March 20, 2017 (commencement of operations) through August 31, 2017 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small- Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Real Assets Fund
OPERATIONS:
Net investment income (loss)	$12,330,353	$734,446	$5,937,470	$4,652,375	$(45,929)
Net realized gain (loss)	1,211,717	925,049	(1,761,557)	487,026	191,912
Change in unrealized appreciation (depreciation)	133,026,312	10,920,792	100,673,396	85,400	77,757

Increase (Decrease) in Net Assets From Operations	146,568,382	12,580,287	104,849,309	5,224,801	223,740

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income	—	—	—	(3,080,357)	—

Decrease in Net Assets From Distributions to Shareholders	—	—	—	(3,080,357)	—

FUND SHARE TRANSACTIONS :
Net proceeds from sale of shares	2,644,258,963	634,533,079	1,217,442,174	359,674,226	204,512,220
Reinvestment of distributions	—	—	142,405	2,727,151	—
Cost of shares repurchased	(224,248,313)	(89,435,950)	(59,915,690)	(25,512,460)	(9,579,687)

Increase (Decrease) in Net Assets From Fund Share Transactions	2,420,010,650	545,097,129	1,157,668,889	336,888,917	194,932,533

Increase (Decrease) in Net Assets	2,566,579,032	557,677,416	1,262,518,198	339,033,361	195,156,273

NET ASSETS:
Beginning of period	—	—	—	—	—

End of period*†	$2,566,579,032	$557,677,416	$1,262,518,198	$339,033,361	$195,156,273

* Includes undistributed net investment income of:	$12,330,353	$734,446	$5,937,470	$1,572,018	$—

† Includes accumulated net investment loss of:	$—	$—	$—	$—	$(45,929)

Statements of Changes in Net Assets

For the period from March 20, 2017 (commencement of operations) through August 31, 2017 (unaudited) (continued)

	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
OPERATIONS:
Net investment income (loss)	$11,555,418	$1,387,526	$7,599,252	$139,260	$8,017,592
Net realized gain (loss)	1,692,873	(26,401)	354,948	72,440	(5,803,806)
Change in unrealized appreciation (depreciation)	16,006,133	(143,329)	1,154,935	867,683	6,118,821

Increase (Decrease) in Net Assets From Operations	29,254,424	1,217,796	9,109,135	1,079,383	8,332,607

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income	(11,046,212)	(1,397,765)	(7,475,001)	(104,882)	(4,021,300)

Decrease in Net Assets From Distributions to Shareholders	(11,046,212)	(1,397,765)	(7,475,001)	(104,882)	(4,021,300)

FUND SHARE TRANSACTIONS :
Net proceeds from sale of shares	1,490,838,355	185,887,385	545,835,819	194,446,382	1,030,772,925
Reinvestment of distributions	10,701,092	1,199,278	7,168,323	104,880	3,783,383
Cost of shares repurchased	(90,007,769)	(11,534,452)	(29,720,464)	(7,047,268)	(54,846,122)

Increase (Decrease) in Net Assets From Fund Share Transactions	1,411,531,678	175,552,211	523,283,678	187,503,994	979,710,186

Increase (Decrease) in Net Assets	1,429,739,890	175,372,242	524,917,812	188,478,495	984,021,493

NET ASSETS:
Beginning of period	—	—	—	—	—

End of period*†	$1,429,739,890	$175,372,242	$524,917,812	$188,478,495	$984,021,493

* Includes undistributed net investment income of:	$509,206	$—	$124,251	$34,378	$3,996,292

† Includes accumulated net investment loss of:	$—	$(10,239)	$—	$—	$—

Financial Highlights

(unaudited)

For a share of beneficial interest outstanding throughout each period ended August 31:

Destinations Large Cap Equity Fund

	2017 (1)
Net asset value, Beginning of Period	$10.00

Income from Operations:
Net investment income(2)	0.06
Net realized and unrealized gain	0.62

Total Income from Operations	0.68

Net Asset Value, End of Period	$10.68

Total Return(3)	6.80	%(4)
Net Assets, End of Period (millions)	$2,567
Ratios to Average Net Assets:
Gross expenses	0.98	%(5)
Net expenses(6)	0.85	(5)
Net investment income	1.24	(5)
Portfolio Turnover Rate	42%

(1)	For the period from Fund inception (March 20, 2017) through the period ended August 31, 2017.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights

(unaudited) (continued)

For a share of beneficial interest outstanding throughout each period ended August 31:

Destinations Small Mid Cap Equity

	2017 (1)
Net asset value, Beginning of Period	$10.00

Income from Operations:
Net investment income(2)	0.01
Net realized and unrealized gain	0.30

Total Income from Operations	0.31

Net Asset Value, End of Period	$10.31

Total Return(3)	3.10	%(4)
Net Assets, End of Period (millions)	$558
Ratios to Average Net Assets:
Gross expenses	1.14	%(5)
Net expenses(6)	1.01	(5)
Net investment income	0.32	(5)
Portfolio Turnover Rate	73%

(1)	For the period from Fund inception (March 20, 2017) through the period ended August 31, 2017.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights

(unaudited) (continued)

For a share of beneficial interest outstanding throughout each period ended August 31:

Destinations International Equity Fund

	2017 (1)
Net asset value, Beginning of Period	$10.00

Income from Operations:
Net investment income(2)	0.06
Net realized and unrealized gain	0.99

Total Income from Operations	1.05

Net Asset Value, End of Period	$11.05

Total Return(3)	10.50	%(4)
Net Assets, End of Period (millions)	$1,263
Ratios to Average Net Assets:
Gross expenses	1.31	%(5)
Net expenses(6)	1.15	(5)
Net investment income	1.36	(5)
Portfolio Turnover Rate	42%

(1)	For the period from Fund inception (March 20, 2017) through the period ended August 31, 2017.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights

(unaudited) (continued)

For a share of beneficial interest outstanding throughout each period ended August 31:

Destinations Equity Income Fund

	2017 (1)
Net asset value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net investment income (2)	0.17
Net realized and unrealized loss	(0.02)

Total Loss from Operations	0.15

Less Distributions From:
Net investment income	(0.11)

Total Distributions	(0.11)

Net Asset Value, End of Period	$10.04

Total Return(3)	1.46	%(4)
Net Assets, End of Period (millions)	$339
Ratios to Average Net Assets:
Gross expenses	1.05	%(5)
Net expenses(6)	0.93	(5)
Net investment income	3.76	(5)
Portfolio Turnover Rate	29%

(1)	For the period from Fund inception (March 20, 2017) through the period ended August 31, 2017.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights

(unaudited) (continued)

For a share of beneficial interest outstanding throughout each period ended August 31:

Destinations Real Assets Fund

	2017 (1)
Net asset value, Beginning of Period	$10.00

Income from Operations:
Net investment loss(2)	(0.00	)(3)
Net realized and unrealized gain	0.06

Total Income from Operations	0.06

Net Asset Value, End of Period	$10.06

Total Return(4)	0.60	%(5)
Net Assets, End of Period (millions)	$195
Ratios to Average Net Assets:
Gross expenses	1.26	%(6)
Net expenses(7)	1.17	(6)
Net investment loss	(0.07	)(6)
Portfolio Turnover Rate	45%

(1)	For the period from Fund inception (March 20, 2017) through the period ended August 31, 2017.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $(0.01) per shares.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(5)	Not annualized.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights

(unaudited) (continued)

For a share of beneficial interest outstanding throughout each period ended August 31:

Destinations Core Fixed Income Fund

	2017 (1)
Net asset value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net investment income (2)	0.09
Net realized and unrealized gain	0.13

Total Income from Operations	0.22

Less Distributions From:
Net investment income	(0.08)

Total Distributions	(0.08)

Net Asset Value, End of Period	$10.14

Total Return(3)	2.21	%(4)
Net Assets, End of Period (millions)	$1,430
Ratios to Average Net Assets:
Gross expenses	0.88	%(5)(6)
Net expenses(7)	0.80	(5)(6)
Net investment income	2.06	(5)
Portfolio Turnover Rate	87%

(1)	For the period from Fund inception (March 20, 2017) through the period ended August 31, 2017.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(4)	Not annualized.
(5)	Annualized.
(6)	Ratio includes interest expense on forward sale commitments which represents less than 0.01%.
(7)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights

(unaudited) (continued)

For a share of beneficial interest outstanding throughout each period ended August 31:

Destinations Low Duration Fixed Income Fund

	2017 (1)
Net asset value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net investment income(2)	0.10
Net realized and unrealized loss	(0.02)

Total Loss from Operations	0.08

Less Distributions From:
Net investment income	(0.09)

Total Distributions	(0.09)

Net Asset Value, End of Period	$9.99

Total Return(3)	0.80	%(4)
Net Assets, End of Period (millions)	$175
Ratios to Average Net Assets:
Gross expenses	0.98	%(5)
Net expenses(6)	0.91	(5)
Net investment income	2.25	(5)
Portfolio Turnover Rate	16%

(1)	For the period from Fund inception (March 20, 2017) through the period ended August 31, 2017.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights

(unaudited) (continued)

For a share of beneficial interest outstanding throughout each period ended August 31:

Destinations Global Fixed Income Opportunities Fund

	2017 (1)
Net asset value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net investment income (2)	0.18
Net realized and unrealized gain	0.12

Total Loss from Operations	0.30

Less Distributions From:
Net investment income	(0.16)

Total Distributions	(0.16)

Net Asset Value, End of Period	$10.14

Total Return(3)	3.01	%(4)
Net Assets, End of Period (millions)	$525
Ratios to Average Net Assets:
Gross expenses	1.09	%(5)
Net expenses(6)	0.97	(5)
Net investment income	3.99	(5)
Portfolio Turnover Rate	51%

(1)	For the period from Fund inception (March 20, 2017) through the period ended August 31, 2017.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights

(unaudited) (continued)

For a share of beneficial interest outstanding throughout each period ended August 31:

Destinations Municipal Fixed Income Fund

	2017 (1)
Net asset value, Beginning of Period	$10.00

Income from Operations:
Net investment income(2)	0.02
Net realized and unrealized gain	0.11

Total Loss from Operations	0.13

Less Distributions From:
Net investment income	(0.01)

Total Distributions	(0.01)

Net Asset Value, End of Period	$10.12

Total Return(3)	1.26	%(4)
Net Assets, End of Period (millions)	$188
Ratios to Average Net Assets:
Gross expenses	0.98	%(5)
Net expenses(6)	0.80	%(5)
Net investment income	0.48	(5)
Portfolio Turnover Rate	24%

(1)	For the period from Fund inception (March 20, 2017) through the period ended August 31, 2017.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

Financial Highlights

(unaudited) (continued)

For a share of beneficial interest outstanding throughout each period ended August 31:

Destinations Multi Strategy Alternatives Fund

	2017 (1)
Net asset value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net investment income (2)	0.10
Net realized and unrealized loss	(0.01)

Total Income from Operations	0.09

Less Distributions From:
Net investment income	(0.04)

Total Distributions	(0.04)

Net Asset Value, End of Period	$10.05

Total Return(3)	0.95	%(4)
Net Assets, End of Period (millions)	$984
Ratios to Average Net Assets:
Gross expenses	1.72	%(5)(6)
Net expenses(7)	1.24	(5)(6)
Net investment income	2.14	(5)
Portfolio Turnover Rate	69%

(1)	For the period from Fund inception (March 20, 2017) through the period ended August 31, 2017.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(4)	Not annualized.
(5)	Annualized.
(6)	Ratio includes interest expense on securities sold short which represents 0.08%.
(7)	Reflects fee waivers and/or expense reimbursements.

Notes to Financial Statements

(unaudited)

1. Organization

The Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Real Assets Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”).

Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and changed the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017.

3. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedule of Investments.

Notes to Financial Statements

(unaudited) (continued)

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements

(unaudited) (continued)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end and closed-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Investments in exchange traded funds will be valued at the latest available NAVs, or if listed or traded on a regulated market, at the last quoted trade price, and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair

Notes to Financial Statements

(unaudited) (continued)

value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at August 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$41,795,282	$41,795,282	$—	$—
Communications	395,774,053	395,774,053	—	—
Consumer Cyclical	214,997,488	214,997,488	—	—
Consumer Non-cyclical	588,404,871	588,404,871	—	—
Diversified	289,606	289,606	—	—
Energy	140,683,142	140,683,142	—	—
Financial	421,240,930	421,240,930	—	—
Industrial	245,270,615	245,270,615	—	—
Technology	372,024,158	372,024,158	—	—
Utilities	48,162,639	48,162,639	—	—
Short-Term Investments:
Time Deposits	95,521,833	—	95,521,833	—
Money Market Fund	22,007,293	22,007,293	—	—

Total Investments, at value	$2,586,171,910	$2,490,650,077	$95,521,833	$—

Other Financial Instruments - Assets
Futures Contract	$392,105	$392,105	$—	$—

Total Other Financial Instruments - Assets	$392,105	$392,105	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at August 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$16,820,332	$16,820,332	$—	$—
Communications	14,958,241	14,958,241	—	—
Consumer Cyclical	32,924,165	32,924,165	—	—
Consumer Non-cyclical	89,067,867	89,067,867	—	—
Energy	26,669,585	26,669,585	—	—
Financial	105,403,798	105,403,798	—	—
Industrial	52,422,449	52,422,449	—	—
Technology	41,475,929	41,475,929	—	—
Utilities	30,081,520	30,081,520	—	—
Exchange Traded Funds (ETFs)	127,551,942	127,551,942	—	—
Short-Term Investments:
Time Deposits	19,132,769	—	19,132,769	—
Money Market Fund	20,035,020	20,035,020	—	—

Total Investments, at value	$576,543,617	$557,410,848	$19,132,769	$—

	Total Fair Value at August 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
China	$66,817,234	$29,295,351	$37,521,883	$—
Germany	66,007,141	—	66,007,141	—
Japan	150,016,680	—	150,016,680	—
United Kingdom	92,253,750	7,532,744	84,721,006	—
Other Countries*	533,981,655	94,208,989	439,772,666	—
Exchange Traded Funds (ETFs):
United States	303,377,869	303,377,869	—	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at August 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-Term Investments:
Time Deposits	$40,809,782	$—	$40,809,782	$—
U.S. Government Agency	8,650,000	—	8,650,000	—
Money Market Fund	18,511,629	18,511,629	—	—

Total - Investments, at value	$1,280,425,740	$452,926,582	$827,499,158	$—

Other Financial Instruments - Asset
Forward Foreign Currency Contracts	$110,436	$—	$110,436	$—

Total Other Financial Instruments - Assets	$110,436	$—	$110,436	$—

Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(15,159)	$—	$(15,159)	$—

Total Other Financial Instruments - Liabilities	$(15,159)	$—	$(15,159)	$—

	Total Fair Value at August 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$8,001,363	$8,001,363	$—	$—
Communications	45,987,431	45,987,431	—	—
Consumer Cyclical	9,327,847	9,327,847	—	—
Consumer Non-cyclical	79,469,460	79,469,460	—	—
Energy	41,343,941	41,343,941	—	—
Financial	22,726,519	22,726,519	—	—
Industrial	6,422,893	6,422,893	—	—
Technology	13,328,805	13,328,805	—	—
Utilities	39,158,188	39,158,188	—	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at August 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Exchange Traded Fund (ETF)	$63,601,594	$63,601,594	$—	$—
Short-Term Investments:
Time Deposits	8,419,796	—	8,419,796	—
Money Market Fund	2,385,066	2,385,066	—	—

Total Investments, at value	$340,172,903	$331,753,107	$8,419,796	$—

	Total Fair Value at August 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Common Stocks:
Canada	$57,167,572	$57,167,572	$—	$—
United States	73,353,023	69,181,600	—	4,171,423
Other Countries*	2,850,574	2,850,574	—	—
Exchange Traded Fund (ETF):
United States	55,291,355	55,291,355	—	—
Short-Term Investments:
Time Deposits	$7,945,270	$—	$7,945,270	$—
Money Market Fund	14,292,444	14,292,444	—	—

Total - Investments, at value	$210,900,238	$198,783,545	$7,945,270	$4,171,423	**

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at August 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Mortgage-Backed Securities	$308,123,913	$—	$308,123,913	$—
U.S. Government Agencies & Obligations	295,291,776	—	295,291,776	—
Collateralized Mortgage Obligations	272,989,467	—	272,989,467	—
Corporate Bonds & Notes	261,563,784	—	261,563,784	—
Asset-Backed Securities	166,443,487	—	166,443,487	—
Senior Loans	35,651,041	—	35,651,041	—
Sovereign Bonds	32,476,115	—	32,476,115	—
Municipal Bonds	3,450,120	—	3,450,120	—
Short-Term Investments:
Time Deposits	168,249,577	—	168,249,577	—
Money Market Fund	444,456	444,456	—	—

Total Investments, at value	$1,544,683,736	$444,456	$1,544,239,280	$—

Other Financial Instruments - Liabilities
Forward Sale Commitments	$(16,430,232)	$—	$(16,430,232)	$—

Total Other Financial Instruments - Liabilities	$(16,430,232)	$—	$(16,430,232)	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at August 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$80,479,608	$—	$80,479,608	$—
Asset-Backed Securities	17,857,317	—	17,857,317	—
Collateralized Mortgage Obligations	7,281,557	—	7,281,557	—
U.S. Government Obligations	6,993,926	—	6,993,926	—
Senior Loans	4,579,871	—	4,579,871	—
Sovereign Bonds	2,061,972	—	2,061,972	—
Exchange Traded Fund (ETF)	27,660,956	27,660,956	—	—
Short-Term Investments:
Commercial Papers	20,274,491	—	20,274,491	—
Time Deposits	11,301,955	—	11,301,955	—

Total Investments, at value	$178,491,653	$27,660,956	$150,830,697	$—

	Total Fair Value at August 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
United States	$185,357,796	$—	$185,357,796	$—
Other Countries*	165,464,634	—	165,464,634	—
Sovereign Bonds	44,731,066	—	44,731,066	—
Senior Loans	33,755,134	—	33,755,134	—
Preferred Stocks	12,093,061	12,093,061	—	—
Common Stock	236,111	236,111	—	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at August 31, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-Term Investments:
Commercial Papers	$50,310,936		$—	$50,310,936	$—
Time Deposits	32,070,111		—	32,070,111	—
Money Market Fund	2,211,515		2,211,515	—	—

Total - Investments, at value	$526,230,364		$14,540,687	$511,689,677	$—

	Total Fair Value at August 31, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$116,544,326		$—	$116,544,326	$—
Short-Term Investments:
Municipal Bonds	33,096,103		—	33,096,103	—
Time Deposits	61,738,756		—	61,738,756	—

Total - Investments, at value	$211,379,185		$—	$211,379,185	$—

	Total Fair Value at August 31, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Corporate Bonds & Notes	$240,835,121		$1,617,213	$239,209,876	$8,032
Senior Loans	90,769,385	***	—	90,733,199	36,186	***
Municipal Bonds	6,675,348		—	6,675,348	—
Open-End Funds	201,950,896		201,950,896	—	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at August 31, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks:
Basic Materials	$3,146,500		$3,146,500	$—	$—
Communications	23,625,078		23,625,078	—	—
Consumer Cyclical	11,647,771		11,647,771	—	—
Consumer Non-cyclical	18,192,988		18,192,988	—	—
Diversified	9,468,837		9,468,837	—	—
Energy	—	***	—	—	—	***
Financial	21,442,401		21,442,401	—	—
Industrial	9,335,602		9,335,602	—	—
Technology	16,692,212		16,692,212	—	—
Closed-End Funds	72,866,828		72,866,828	—	—
Convertible Preferred Stocks:
Consumer Non-cyclical	1,668,600		1,668,600	—	—
Financial	2,927,700		—	2,927,700	—
Preferred Stocks:
Financial	3,405,630		3,405,630	—	—
Exchange Traded Fund (ETF)	1,809,600		1,809,600	—	—
Warrant:
Consumer Cyclical	253,659		—	—	253,659
Rights:
Financial	$1,614		$1,614	$—	$—
Short-Term Investments:
Time Deposits	173,379,903		—	173,379,903	—
Money Market Fund	8,243,709		8,243,709	—	—

Total Investments, at value	$918,339,382	***	$405,115,479	$512,926,026	$297,877	***

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at August 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$21,408	$—	$21,408	$—
OTC Total Return Swaps on Baskets	32,537	—	32,537	—

Total Other Financial Instruments - Assets	$53,945	$—	$53,945	$—

Other Financial Instruments - Liabilities
Options Contract Written	$(1,185,750)	$(1,185,750)	$—	$—
Futures Contracts	(128,514)	(128,514)	—	—
Forward Foreign Currency Contracts	(56,721)	—	(56,721)	—
OTC Credit Default Swaps	(59,598)	—	(59,598)	—
Securities Sold Short:
Corporate Bonds & Notes	(21,705,640)	—	(21,705,640)	—
Exchange Traded Funds (ETFs)	(24,935,474)	(24,935,474)	—	—
Common Stocks	(12,660,568)	(12,660,568)	—	—

Total Other Financial Instruments - Liabilities	$(60,732,265)	$(38,910,306)	$(21,821,959)	$—

*	Other Countries represents Countries that are individually less than 5% of Net Assets.
**	The following table summarizes the valuation technique used and unobservable input approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments.

	Fair Value At August 31, 2017	Valuation technique	Unobservable Input	Range
Common Stock	$4,171,423	Market Comparable	Illiquidity Discount	6.46%

***	Includes securities that are fair valued by the Board at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended August 31, 2017 there were no transfers between levels.

Notes to Financial Statements

(unaudited) (continued)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period March 20, 2017 through August 31, 2017:

	Total	Common Stocks		Corporate Bonds & Notes	Senior Loans		Warrants
Destinations Real Assets Fund
Balance as of March 20, 2017*	$—	$—		$—	$—		$—
Purchases	3,740,608	3,740,608		—	—		—
(Sales/Paydowns)	—	—		—	—		—
Total realized gain (loss)	—	—		—	—		—
Change in unrealized appreciation (depreciation)	430,815	430,815		—	—		—
Transfers In	—	—		—	—		—
Transfers Out	—	—		—	—		—

Balance as of August 31, 2017	$4,171,423	$4,171,423		$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2017	$430,815	$430,815		$—	$—		$—

Destinations Multi Strategy Alternatives Fund
Balance as of March 20, 2017*	$—	$—		$—	$—		$—
Purchases	656,638	—	**	160,647	206,260	**	289,731
(Sales/Paydowns)	—	—		—	—		—
Total realized gain (loss)	—	—		—	—		—
Change in unrealized appreciation (depreciation)	(358,761)	—		(152,615)	(170,074)		(36,072)
Transfers In	—	—		—	—		—
Transfers Out	—	—		—	—		—

Balance as of August 31, 2017	$297,877	$—	**	$8,032	$36,186	**	$253,659

Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2017	$(358,761)	$—		$(152,615)	$(170,074)		$(36,072)

*	Inception date.
**	Includes securities that are fair valued at $0.

4. Accounting for Derivative Instruments

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(a)

Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as

Notes to Financial Statements

(unaudited) (continued)

initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(b)	Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c)	Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(d)

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price

Notes to Financial Statements

(unaudited) (continued)

on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e)	Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(f)	Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Notes to Financial Statements

(unaudited) (continued)

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

i.	Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

ii.

Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the

Notes to Financial Statements

(unaudited) (continued)

fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

iii.	Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

iv.	Total Return Swaps. Certain Funds may enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at August 31, 2017:

Destinations Large Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (a)	$—	$—	$—	$392,105	$392,105

	$—	$—	$—	$392,105	$392,105

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations of August 31, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$671,872	$671,872

	$—	$—	$—	$671,872	$671,872

Change in unrealized appreciation (depreciation) on derivatives recognized in income (c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$392,105	$392,105

	$—	$—	$—	$392,105	$392,105

Destinations International Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts (d)	$—	$110,436	$—	$—	$110,436

	$—	$110,436	$—	$—	$110,436

Liability derivatives
Unrealized depreciation on forward foreign currency contracts (e)	$—	$15,159	$—	$—	$15,159

	$—	$15,159	$—	$—	$15,159

Effect of Derivative Instruments on the Statements of Operations of August 31, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (b)
Net realized gain (loss) on forward foreign currency contracts	$—	$(21,322)	$—	$—	$(21,322)

	$—	$(21,322)	$—	$—	$(21,322)

Change in unrealized appreciation (depreciation) on derivatives recognized in income (c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$95,277	$—	$—	$95,277

	$—	$95,277	$—	$—	$95,277

Notes to Financial Statements

(unaudited) (continued)

Destinations Real Assets Fund

Effect of Derivative Instruments on the Statements of Operations of August 31, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (b)
Net realized gain (loss) on forward foreign currency contracts	$—	$(19,327)	$—	$—	$(19,327)

	$—	$(19,327)	$—	$—	$(19,327)

Destinations Multi Strategy Alternatives Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts (d)	$—	$21,408	$—	$—	$21,408
Unrealized appreciation on open swaps (d)	—	—	—	32,537	32,537

	$—	$21,408	$—	$32,537	$53,945

Liability derivatives
Options contracts written outstanding (e)	$—	$—	$—	$523,666	$523,666
Unrealized depreciation on open futures contracts (a)	36,923	—	—	91,591	128,514
Unrealized depreciation on forward foreign currency contracts (e)	—	56,721	—	—	56,721
Unrealized depreciation on open swaps (e)	—	—	59,598	—	59,598

	$36,923	$56,721	$59,598	$615,257	$768,499

Effect of Derivative Instruments on the Statements of Operations of August 31, 2017

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (b)
Net realized gain (loss) on futures contracts	$(1,060,929)	$—	$—	$(34,156)	$(1,095,085)
Net realized gain (loss) on forward foreign currency contracts	—	(81,240)	—	—	(81,240)
Net realized gain (loss) on swap contracts	—	—	4,553	—	4,553

	$(1,060,929)	$(81,240)	$4,553	$(34,156)	$(1,171,772)

Notes to Financial Statements

(unaudited) (continued)

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income (c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(523,666)	$(523,666)
Net change in unrealized appreciation (depreciation) on futures contracts	(36,923)	—	—	(91,591)	(128,514)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(35,313)	—	—	(35,313)
Net change in unrealized appreciation (depreciation) on swap contracts	—	—	(59,598)	32,537	(27,061)

	$(36,923)	$(35,313)	$(59,598)	$(582,720)	$(714,554)

(a)	Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.
(b)	Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.
(c)	Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.
(d)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or swap contracts, at value.
(e)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, swap contracts, at value or options contracts written, at value.

The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts and options contracts written during the period ended August 31, 2017 were as follows:

Destinations Large Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Futures contracts	$—	$—	$—	$21,990,486	$21,990,486

Destinations International Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Forward foreign currency contracts	$—	$12,345,697	$—	$—	$12,345,697

Destinations Real Assets Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Forward foreign currency contracts	$—	$723,738	$—	$—	$723,738

Notes to Financial Statements

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Option contracts written	$—	$—	$—	$14,234,738	$14,234,738
Futures contracts	60,031,238	—	—	4,601,409	64,632,647
Forward foreign currency contracts	—	7,641,324	—	—	7,641,324
Swap contracts	—	—	2,543,333	15,501	2,558,834

5. Accounting for Other Instruments

(a)	Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(b)	Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(c)	Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).

Notes to Financial Statements

(unaudited) (continued)

The following table presents securities on loan that are subject to enforceable netting arrangements as of August 31, 2017.

Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Destinations Large Cap Equity Fund	$21,649,730	—	$(21,649,730)	$—
Destinations Small-Mid Cap Equity Fund	19,736,470	—	(19,736,470)	—
Destinations International Equity Fund	16,656,050	—	(16,656,050)	—
Destinations Equity Income Fund	2,277,300	—	(2,277,300)	—
Destinations Real Assets Fund	14,436,028	—	(14,436,028)	—
Destinations Core Fixed Income Fund	424,227	—	(424,227)	—
Destinations Global Fixed Income Opportunities Fund	2,144,385	—	(2,144,385)	—
Destinations Multi Strategy Alternatives Fund	7,958,633	—	(7,958,633)	—

(a)	Represents market value of securities on loan at period end.
(b)	The Funds received cash collateral of $22,007,293, $20,035,020, $18,511,629, $2,385,066, $14,292,444, $444,456, $2,211,515 and $8,243,709, respectively, which was subsequently invested in Federated Government Obligations Fund as reported in the Schedules of Investments.
(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2017.

	Remaining Contractual Maturity of the Agreements
	As of August 31, 2017
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$22,007,293	$–	$–	$–	$22,007,293

Total Borrowings	$22,007,293	$–	$–	$–	$22,007,293

Gross amount of recognized liabilities for securities lending transactions			$–	$–	$22,007,293

Destinations Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$20,035,020	$–	$–	$–	$20,035,020

Total Borrowings	$20,035,020	$–	$–	$–	$20,035,020

Gross amount of recognized liabilities for securities lending transactions			$–	$–	$20,035,020

Notes to Financial Statements

(unaudited) (continued)

	Remaining Contractual Maturity of the Agreements
	As of August 31, 2017
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations International Equity Fund
Securities Lending Transactions
Common Stocks	$18,511,629	$–	$–	$–	$18,511,629

Total Borrowings	$18,511,629	$–	$–	$–	$18,511,629

Gross amount of recognized liabilities for securities lending transactions			$–	$–	$18,511,629

Destinations Equity Income Fund
Securities Lending Transactions
Common Stocks	$2,385,066	$–	$–	$–	$2,385,066

Total Borrowings	$2,385,066	$–	$–	$–	$2,385,066

Gross amount of recognized liabilities for securities lending transactions			$–	$–	$2,385,066

Destinations Real Assets Fund
Securities Lending Transactions
Common Stocks	$14,292,444	$–	$–	$–	$14,292,444

Total Borrowings	$14,292,444	$–	$–	$–	$14,292,444

Gross amount of recognized liabilities for securities lending transactions			$–	$–	$14,292,444

Destinations Core Fixed Income Fund
Securities Lending Transactions
Corporate Securities	$444,456	–	–	–	$444,456

Total Borrowings	$444,456	$–	$–	$–	$444,456

Gross amount of recognized liabilities for securities lending transactions			$–	$–	$444,456

Destinations Global Fixed Income Opportunities Fund
Securities Lending Transactions
Common Stocks	$1,143,650	$–	$–	$–	$1,143,650
Corporate Securities	1,011,275	–	–	–	1,011,275
Preferred Stocks	56,590	–	–	–	56,590

Total Borrowings	$2,211,515	$–	$–	$–	$2,211,515

Gross amount of recognized liabilities for securities lending transactions			$–	$–	$2,211,515

Destinations Multi Strategy Alternatives Fund
Securities Lending Transactions
Common Stocks	$1,893,010	$–	$–	$–	$1,893,010
Corporate Securities	6,350,699	–	–	–	6,350,699

Total Borrowings	$8,243,709	$–	$–	$–	$8,243,709

Gross amount of recognized liabilities for securities lending transactions			$–	$–	$8,243,709

Notes to Financial Statements

(unaudited) (continued)

(d)	To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(e)	Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(f)	Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Notes to Financial Statements

(unaudited) (continued)

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g)	Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(h)	Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i)	Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income and Destinations Multi Strategy Alternatives Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity, Destinations International Equity and Destinations Real Assets Funds to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

Notes to Financial Statements

(unaudited) (continued)

(j)	All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

(k)	Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2018 tax returns.

(l)	Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(m)	Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.

(n)	Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(o)	Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

(p)

Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or

Notes to Financial Statements

(unaudited) (continued)

termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at August 31, 2017 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of August 31, 2017.

	Assets	Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations International Equity Fund:
Forward foreign currency contracts	$110,436	$15,159

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$110,436	$15,159

Destinations Multi Strategy Alternatives Fund:
Forward foreign currency contracts	$21,408	$56,721
Swap contracts (b)	32,537	59,598

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$53,945	$116,319

(a)	Excludes exchange-traded derivatives.
(b)	The total value of the net amounts of assets and liabilities is comprised of Swap contracts, at value on the Statements of Assets and Liabilities less the net value of the Upfront premiums paid (received) disclosed in the Fund’s Schedules of Investments.

Notes to Financial Statements

(unaudited) (continued)

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of August 31, 2017.

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
Destinations International Equity Fund
Over-the-counter
Morgan Stanley	$110,436	$—	$—	$110,436

Total Over-the-counter derivative instruments	$110,436	$—	$—	$110,436

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Received (e)	Net Amount (d)
Destinations International Equity Fund
Over-the-counter
Brown Brothers Harriman & Co.	$15,159	$—	$—	$15,159

Total Over-the-counter derivative instruments	$15,159	$—	$—	$15,159

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co.	$53,945	$(53,945)	$—	$—

Total Over-the-counter derivative instruments	$53,945	$(53,945)	$—	$—

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Received (e)	Net Amount (d)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co.	$116,319	$(53,945)	$62,374	$—

Total Over-the-counter derivative instruments	$116,319	$(53,945)	$62,374	$—

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.
(b)	Net amount represents the new amount receivable from the counterparty in the event of default.
(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.
(d)	Net amount represents the net amount payable to the counterparty in the event of default.
(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

6. Significant Risks and Uncertainties

(a)	Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(b)	Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c)	Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(d)	Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Notes to Financial Statements

(unaudited) (continued)

7. Investment Management Agreement.

Brinker Capital, Inc., serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.

The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate sub-advisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:

Fund	Subadvisory Fee	Brinker Capital Inc. Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.23%	0.39%	0.75%
Destinations Small-Mid Cap Equity Fund	0.38%	0.39%	0.90%
Destinations International Equity Fund	0.46%	0.39%	1.00%
Destinations Equity Income Fund	0.27%	0.39%	0.80%
Destinations Real Assets Fund	0.49%	0.39%	1.00%
Destinations Core Fixed Income Fund	0.17%	0.39%	0.65%
Destinations Low Duration Fixed Income Fund	0.23%	0.39%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.35%	0.39%	0.85%
Destinations Municipal Fixed Income Fund	0.30%	0.39%	0.70%
Destinations Multi Strategy Alternatives Fund	0.49%	0.39%	1.35%

Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. Effective March 20, 2017, Brinker Capital has contractually agreed to waive a portion of its advisory fee with respect to any Fund until the period ended June 30, 2018 in order to keep the Funds’ management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Adviser voluntarily waived a portion of its advisory fee for Destinations Municipal Fixed Income Fund in order to keep the Fund’s expected total annual operating expenses at or below 0.80%. This voluntary waiver applies only to the advisory fee and does not apply to any other direct or indirect expenses incurred by the Fund. The Adviser may discontinue all or part of this voluntary waiver at anytime.

For the period ended August 31, 2017, the amounts waived by the Adviser were as follows:

Fund*
Destinations Large Cap Equity Fund	$1,299,787
Destinations Small-Mid Cap Equity Fund	284,842
Destinations International Equity Fund	702,762
Destinations Equity Income Fund	142,343
Destinations Real Assets Fund	60,647
Destinations Core Fixed Income Fund	490,937
Destinations Low Duration Fixed Income Fund	44,525
Destinations Global Fixed Income Opportunities Fund	224,385
Destinations Municipal Fixed Income Fund	48,569
Destinations Multi Strategy Alternatives Fund	1,806,616

*	The Adviser and certain Sub-advisers waived their fees for certain of the Funds on April 6, 2017 and April 7, 2017 as part of the transition of assets into the Funds. The waived fees are not recoupable.

Notes to Financial Statements

(unaudited) (continued)

8. Investments

During the period ended August 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

Fund	Investments		U.S. Government & Agency Obligations
	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$2,602,758,023	$834,232,212	$—	$—
Destinations Small-Mid Cap Equity Fund	757,460,171	335,159,497	—	—
Destinations International Equity Fund	1,262,766,837	369,015,498	—	—
Destinations Equity Income Fund	401,971,523	72,797,623	—	—
Destinations Real Assets Fund	251,245,451	62,807,605	—	—
Destinations Core Fixed Income Fund	842,285,683	76,343,357	1,445,794,033	861,519,324
Destinations Low Duration Fixed Income Fund	146,235,833	15,390,890	4,513,096	2,109,712
Destinations Global Fixed Income Opportunities Fund	372,190,780	178,257,467	—	—
Destinations Municipal Fixed Income Fund	136,447,629	9,870,577	—	—
Destinations Multi Strategy Alternatives Fund	814,396,289	402,635,114	—	—

At August 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes		Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	2,453,537,805		197,173,657	(64,147,447)	133,026,210
Destinations Small-Mid Cap Equity Fund	565,622,825		29,121,680	(18,200,888)	10,920,792
Destinations International Equity Fund	1,179,640,020		121,118,513	(20,237,516)	100,880,997
Destinations Equity Income Fund	340,092,175		10,161,923	(10,081,195)	80,728
Destinations Real Assets Fund	210,823,197		10,803,527	(10,726,486)	77,041
Destinations Core Fixed Income Fund	1,528,650,637		17,468,403	(1,435,304)	16,033,099
Destinations Low Duration Fixed Income Fund	178,612,679		389,715	(510,741)	(121,026)
Destinations Global Fixed Income Opportunities Fund	525,076,641		4,353,043	(3,199,320)	1,153,723
Destinations Municipal Fixed Income Fund	210,511,502		908,759	(41,076)	867,683
Destinations Multi Strategy Alternatives Fund	907,807,193	*	21,045,214	(11,080,404)	9,964,810

*	Aggregate cost for federal income tax purposes includes premiums paid on OTC Credit Default Swaps.

Notes to Financial Statements

(unaudited) (continued)

9. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any additional events or transactions that would require recognition or disclosure in the financial statements.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

Approval of Management Agreement and Subadvisory Agreements

Brinker Capital Destinations Trust (“Trust” and, each series thereof a “Fund”) and Brinker Capital, Inc. (“Manager”), have entered into an investment management agreement (“Management Agreement”). Pursuant to the Management Agreement, the Manager both selects investments in third-party funds and serves as “manager of managers” for the Trust and selects and oversees professional money managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to them pursuant to investment advisory agreements (the “Subadvisory Agreements” and, together with the Management Agreement, the “Agreements”) between the Manager and each of the Sub-advisers.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreements be approved initially, as well as annually thereafter, by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of the Agreements, the Independent Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Agreements, and the Manager and Sub-advisers are required to provide such information.

At an in-person meeting held on January 17-18, 2017, the Board, including a majority of the Independent Trustees, approved the Agreements for an initial two-year period. In doing so, the Independent Trustees requested and received information from the Manager and the Sub-advisers that they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and Sub-advisers under the Agreements. The Independent Trustees were assisted in their review by Fund counsel and met in executive sessions separate from representatives of the Manager and the Sub-advisers. In addition to the Management Agreement, the Board approved the Subadvisory Agreements with the following Sub-advisers on behalf of the indicated Fund:

Sub-adviser Name	Fund(s)[1]
Avenue Capital Management II, L.P.	◆ Destinations Multi Strategy Alternatives Fund

BAMCO, Inc.	◆ Destinations International Equity Fund

BlackRock Investment Management, Inc.	◆ Destinations Core Fixed Income Fund
◆ Destinations Large Cap Equity Fund

Ceredex Value Advisors LLC	◆ Destinations Small-Mid Cap Equity Fund

Columbia Management Investment Advisers, LLC	◆ Destinations Equity Income Fund
◆ Destinations Large Cap Equity Fund

CrossingBridge Advisors, LLC	◆ Destinations Global Fixed Income Opportunities Fund
◆ Destinations Low Duration Fixed Income Fund

Delaware Investments Fund Advisers/ Macquarie Investment Management	◆ Destinations Large Cap Equity Fund

DoubleLine Capital LP	◆ Destinations Core Fixed Income Fund
◆ Destinations Global Fixed Income Opportunities Fund
◆ Destinations Low Duration Fixed Income Fund

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Sub-adviser Name	Fund(s)[1]
Driehaus Capital Management LLC	◆ Destinations Multi Strategy Alternatives Fund
◆ Destinations Small-Mid Cap Equity Fund

Federated Equity Management Company of Pennsylvania	◆ Destinations Equity Income Fund

Fort Washington Investment Advisors, Inc.	◆ Destinations Large Cap Equity Fund

LMCG Investments, LLC	◆ Destinations Small-Mid Cap Equity Fund

MFS Investment Management	◆ Destinations International Equity Fund

Northern Trust Investments, Inc.	◆ Destinations Municipal Fixed Income Fund

Nuveen Asset Management, LLC	◆ Destinations Global Fixed Income Opportunities Fund

RiverNorth Capital Management, LLC	◆ Destinations Multi Strategy Alternatives Fund

SailingStone Capital Partners LLC	◆ Destinations Real Assets Fund

T. Rowe Price Associates, Inc.	◆ Destinations International Equity Fund
◆ Destinations Large Cap Equity Fund

TCW Investment Management Company	◆ Destinations Large Cap Equity Fund

Wasatch Advisors, Inc.	◆ Destinations International Equity Fund

[1]	Approval of Subadvisory Agreement for initial two-year period occurred on January 18, 2017. Subadvisory Agreement is dated January 18, 2017

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the respective Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services Provided Under the Agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Funds by the Manager and the Sub-advisers under the Agreements. The Independent Trustees considered information regarding the process by which the Manager selected and recommended the Sub-advisers for Board approval and the Manager’s anticipated supervisory activities over the Sub-advisers. The Independent Trustees noted that the Manager would monitor and evaluate the performance of each Fund’s Sub-advisers, including the Sub-advisers’ compliance with the investment objective, policies, and restrictions of the relevant Fund. The Board also received a description of the proposed administrative and other services to be provided to the Trust and its shareholders. The Board noted information received at the meeting related to the proposed services to be provided by the Manager about the management of the Trust’s affairs and its role in coordinating the activities of the Sub-advisers and the Trust’s other service providers. The Board considered each Sub-adviser’s proposed specific responsibilities in all aspects of the day-to-day management of the portion of the respective Fund’s assets allocated to it, as well as the qualifications, experience and responsibilities of the persons proposed to serve as the portfolio managers for the segment of the Fund’s assets managed by the

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

respective Sub-adviser, and other key personnel at the Sub-adviser. The Board specifically took into account each Sub-adviser’s investment process and capabilities, evaluating, if applicable, how the Sub-adviser complemented each of the other Sub-advisers to the respective Fund. The Independent Trustees also considered the services that the Manager would provide to the Funds in directly managing a portion of the Funds’ portfolios, which would be invested in shares of third-party exchange-traded funds (“ETFs”), and the fact that the Manager would determine how best to allocate each Fund’s portfolio between passive investments in ETFs and active investments through the Sub-advisers.

The Independent Trustees also discussed the acceptability of the terms of the Sub-Advisory Agreements. The Independent Trustees considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services to be provided to the Funds by the Sub-advisers. The Board also reviewed information received from the Manager and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and those of each Sub-adviser.

At the meeting, the Board reviewed the qualifications, backgrounds and responsibilities of the Trust’s senior personnel and the portfolio management team to be primarily responsible for the management of the Funds. In its discussion with the Funds’ portfolio managers, the Board elicited information about their experience with the various Sub-advisers, noting that the portfolio managers were familiar with the various Sub-advisers and their investment strategies through their experience in managing separate accounts that had exposure to the Sub-advisers’ investment strategies through investments in third-party registered investment companies. The Board also considered the Manager’s and the Sub-advisers’ brokerage policies and practices, transaction execution standards, policies and practices regarding soft dollars, and quality controls applicable to brokerage allocation procedures.

The Board concluded, in the context of its full deliberations, that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Subadvisory Agreements were adequate and appropriate.

Fund Performance

With respect to performance, the Funds had no history of operations at the time of the Meeting. The Board considered the historical performance of each Sub-adviser’s investment mandate, as well as the manner in which the Sub-advisers proposed to manage the Funds. The Board also evaluated the historical performance of the Manager’s separate accounts, which had exposure to the Sub-adviser’s strategies through investments in third-party registered investment companies. The Board also discussed the background and experience of each Sub-adviser’s portfolio managers.

The Board concluded, in the context of its full deliberations, that based on the experience of the Manager, each Sub-adviser and each Sub-adviser’s proposed portfolio managers, the Manager and Sub-advisers had a reasonable expectation of delivering acceptable performance. The Trustees determined to continue to evaluate the Funds’ performance, once available, and to continue to periodically review Fund performance with the Manager.

Management Fees and Expense Ratios

As to each Fund, the Board reviewed and considered the proposed contractual management fees (“Contractual Management Fees”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and subadvisory services provided by the Manager and the Sub-advisers, respectively. The Board also reviewed and considered whether fee waiver and/or expense reimbursement arrangements were being

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

proposed for a Fund and considered the actual fee rate (after taking any such waivers and reimbursements into account) (“Actual Management Fee”) and whether any fee waivers and expense reimbursements could be discontinued. The Board noted that the compensation to be paid to the Sub-advisers would be paid by the Manager, not the Funds, and, accordingly, that the retention of the Sub-advisers would not increase the fees or expenses otherwise incurred by the Fund and its shareholders. The Board also reviewed with management the scope of services to be provided to the Funds by the Manager, noting that the Funds would be provided with regulatory compliance services, office facilities and Trust officers (including the Trust’s chief financial, chief operational and chief compliance officers), and that the Manager would coordinate and oversee the provision of services to each Fund by other fund service providers, including the Sub-Advisers. The Board also considered and discussed information about the Sub-advisers’ proposed fees and comparable information for other subadvised funds and accounts managed by the Sub-advisers.

The Board determined, in the context of its full deliberations, that, as to each Fund, the proposed management fee to be paid by the Fund to the Manager and the proposed sub-advisory fees to be paid by the Manager to the Sub-advisers were reasonable in light of comparative performance and expense information and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements.

Manager Profitability

The Board considered the expected profits to be realized by the Manager in connection with the operation of the Funds, and whether the amount of profit would be a fair entrepreneurial profit for the management of the Funds. In particular, the Board considered that the Manager would retain a maximum amount of compensation (as a percentage of Fund assets) from each Fund. The Board also considered the expected profitability of the Manager for providing advisory services to the Funds as an overall complex, noting that the Manager implements its model-based investment advice through allocations of assets among the Funds. The Board also considered the expected reduction in investor expenses in moving from the Manager’s separate account-based platform to the Funds, noting the resulting impact on the Manager’s profitability. The Board also considered the Funds’ estimated operating expenses and the expected impact of any fee waivers and expense reimbursements on the Manager’s profits. As to each Fund, the Board concluded, in the context of its full deliberations, that the Manager’s expected level of profitability was not excessive in light of the nature, extent and quality of the services to be provided to the Fund.

Economies of Scale

As to each Fund, the Board considered information regarding whether there would be economies of scale with respect to the management of the Fund, whether the Fund would appropriately benefit from any economies of scale and whether there was potential for realization of any further economies of scale. The Board considered the various ways economies of scale could be realized and shared with Fund investors, and whether economies of scale in the provision of services to the Fund would be passed along to the shareholders. As to each Fund, the Board also noted that to the extent the Fund’s assets increased over time, the Fund and its shareholders should realize economics of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management resources.

Other Benefits to the Manager and the Sub-advisers

As to each Fund, the Board considered other anticipated benefits received by the Manager, the Sub-advisers and their affiliates as a result of their relationship with the Funds, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

In light of the Manager’s proposed costs of providing investment management and other services to the Funds and the Manager’s ongoing commitment to the Funds and each Sub-adviser’s day-to-day management of the portion of the respective Fund’s assets allocated to it, the anticipated profits and ancillary benefits that the Manager, the Sub-advisers and their affiliates could receive were considered reasonable.

Based on their discussions and considerations, including those described above, the Board approved the Management Agreement and the Subadvisory Agreements for an initial two-year period. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Subadvisory Agreements.

Additional Information

(unaudited)

Trustees and Officers of the Trust

The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.

Brinker Capital, Inc. (“Manager”) serves as the investment adviser for each Fund. The Funds employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	PrincipalOccupation(s) During Past Five Years	Number of Funds in Fund Complex Overseenby Trustee	Other Board Memberships Held During Past Five Years by Trustee

INDEPENDENT TRUSTEES
Joseph V. Del Raso Pepper Hamilton LLP 3000 Two Logan Square, 18th & Arch Streets Philadelphia, PA 19103-2799 Birth Year: 1952	Chairman of the Board of Trustees	Since 2017	Partner at Pepper Hamilton LLP (law firm) since 1998.	10	Global Capital PLC (Malta Public Company).

Ellyn L. Brown Brown Associates 11055 Greenspring Ave, Annex A Lutherville, MD 21093 Birth Year: 1950	Trustee	Since 2017	Retired Attorney since 2006. Former Principal of Brown and Associates from 1996 to 2006.	10	CNO Financial, Inc. since 2012, Walter Investment Management Corp. from 2013 to 2017, NYSE Regulation, Inc. from 2010 to 2014. NYSE Euronext and predecessor entities from 2006 to 2013, Financial Industry Regulatory Authority, Inc. (FINRA) from 2007 to 2012, Financial Accounting Foundation, Inc. from 2007 to 2012.

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	PrincipalOccupation(s) During Past Five Years	Number of Funds in Fund Complex Overseenby Trustee	Other Board Memberships Held During Past Five Years by Trustee
J. Scott Coleman 7 Forest Road Wayne, PA 19087 Birth Year: 1960	Trustee	Since 2017	Retired since 2015. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, and Head of MIM EMEA Distribution from 2008 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	10	Optimum Fund Trust from 2011 to 2015.

Nicholas Marsini, Jr. 120 St. Moritz Drive Wilmington, DE 19807 Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	10	FundVantage Trust.

Gregory E. McGowan Franklin Templeton 300 SE 2nd Street Fort Lauderdale, FL 33301 Birth Year: 1949	Trustee	Since 2017	Executive Vice President, Director and General Counsel of Templeton International, Inc. since 1992. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	10	Global Capital PLC (Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited.

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	PrincipalOccupation(s) During Past Five Years	Number of Funds in Fund Complex Overseenby Trustee	Other Board Memberships Held During Past Five Years by Trustee

INTERESTED TRUSTEE
John E. Coyne Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1955	Trustee	Since 2017	Vice Chairman of Brinker Capital, Inc. since 2012. President of Brinker Capital, Inc. from 2003 to 2012.	10	Director of Pacer ETF Funds Trust from 2015 to 2017.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office** and Length ofTime Served	Principal Occupation(s) During Past Five Years

OFFICERS
Noreen D. Beaman Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1964	Chief Executive Officer	Since January 2017	Chief Executive Officer of Brinker Capital, Inc. since 2012.

Philip Green, Jr. Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1970	Chief Financial Officer & Treasurer	Since January 2017	Chief Financial Officer, Brinker Capital Holdings Inc., Brinker Capital Inc. and Brinker Capital Securities since 2000.

Brian Ferko Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Chief Compliance Officer & Anti-Money Laundering Officer	Since January 2017	Chief Compliance Officer of Brinker Capital, Inc. since 2015; Chief Compliance Officer of Brinker Capital, Inc. contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of CCS from 2012 to 2015.

Jason B. Moore Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1972	President	Since January 2017	Chief Administrative Officer, Brinker Capital, Inc. since 2016; Managing Director, Morgan Stanley from 2012 to 2016.

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office** and Length ofTime Served	Principal Occupation(s) During Past Five Years
Donna Marley Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1955	Chief Operating Officer	Since April 2017	Senior Vice President of Funds, Brinker Capital, Inc. since 2017; Executive Director, Morgan Stanley (2009-2017)

Peter Townsend Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1977	Secretary & Deputy Chief Compliance Officer	Since January 2017	Deputy Funds Chief Compliance Officer at Brinker Capital, Inc. since 2017; Director of Compliance at Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance at Cipperman Compliance Services from 2013 to 2015; Associate at J.P. Morgan Chase & Co. from 2008 to 2013.

Charles Widger Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1945	Investment Officer	Since January 2017	Executive Chairman of Brinker Capital, Inc. since 2012.

Jeffrey Raupp, CFA Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Investment Officer	Since January 2017	Director of Investments of Brinker Capital, Inc. since 2017; Senior Vice President of Brinker Capital, Inc. in2016; Senior Investment Manager of Brinker Capital, Inc. from 2008 to 2016.

Amy Magnotta, CFA Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1978	Investment Officer	Since January 2017	Senior Vice President and Head of Discretionary Portfolios of Brinker Capital Inc. since 2017; Senior Investment Manager of Brinker Capital, Inc. from 2008 to 2017.

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office** and Length ofTime Served	Principal Occupation(s) During Past Five Years
Leigh Lowman, CFA Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1982	Investment Officer	Since January 2017	Investment Manager, Brinker Capital, Inc. since 2017; Senior Investment Analyst, Brinker Capital, Inc. from 2015 to 2017; Outreach Analyst, The Investment Fund for Foundations from 2014 to 2015; Senior Associate, Mondrian Investment Partners from 2011 to 2014.

Christopher Hart Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Investment Officer	Since January 2017	Senior Vice President and Head of Platform Manager Research at Brinker Capital, Inc. since 2017; Senior Vice President in 2016; Core Investment Manager at Brinker Capital, Inc. from 2014 to 2016; Investment Director at RS Investments 2013; Vice President/Investment Officer at Morgan Stanley Smith Barney from 2006 to 2013.

Timothy Holland, CFA Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Investment Officer	Since June 2017	Senior Vice President and Global Investment Strategist of Brinker Capital, Inc. since 2017; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Board Composition and Leadership Structure

Currently, five of the six Trustees on the Board (83%) are not “interested persons” (as defined in the 1940 Act) of the Trust and as such are not affiliated with the Manager or any Sub-adviser (“Independent Trustees”). The Board has appointed Mr. Del Raso, an Independent Trustee, to serve as Chairman of the Board. There is one primary committee of the Board: the Audit Committee. The Audit Committee is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust and in light of the services that the

Additional Information

(unaudited) (continued)

Manager and its affiliates and the Sub-advisers provide to the Trust and potential conflicts of interest that could arise from these relationships. The Board believes that the existing Board structure is appropriate because, among other things, it allows the Independent Trustees to exercise independent business judgment in evaluating the Trust’s management and service providers.

Board Oversight of Risk Management

The Board considers risk management issues as part of its general oversight responsibilities. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Manager and its affiliates and the Sub-advisers, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman of the Board or the appropriate Committee, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager’s investment officers, the Trust’s and the Manager’s Chief Compliance Officer (“CCO”) and the Sub-advisers’ portfolio management personnel. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the Audit Committee chair maintains contact, with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board receives periodic presentations from senior personnel of the Manager or its affiliates regarding investment performance of the Funds and the applicable investment risk management process. The Board also receives periodic presentations from senior personnel of the Manager or its affiliates and the Sub-advisers regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, cybersecurity, personal trading, valuation, credit, investment research, portfolio trading and transactions, and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Funds. In addition, the Manager and other service providers to the Trust have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to the Funds. The Board also receives reports from counsel to the Trust or counsel to the Manager and the Independent Trustees’ own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.

Individual Trustee Qualifications

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite attributes and skills to effectively oversee the management of the Trust and the interests of Fund shareholders. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees must have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that the Trustees satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The Board noted that most of the Trustees had experience serving as directors on the boards of operating companies and/or other

Additional Information

(unaudited) (continued)

investment companies. The Board considered that Mr. Coyne, Mr. Del Raso, Ms. Brown, Mr. Coleman, Mr. Marsini, Jr. and Mr. McGowan have or had careers in the financial services or investment management industries, including holding executive positions in companies engaged in these industries, which allows these Trustees to bring valuable, relevant experience as members of the Board.

Board Committees

The Trust has an Audit Committee. The members of the Audit Committee consist of all the Independent Trustees of the Trust, namely Mr. Del Raso, Ms. Brown, Mr. Coleman, Mr. Marsini, Jr. and Mr. McGowan. The Board also at times may constitute other committees of the Board to assist in the evaluation of specific matters.

The Audit Committee oversees each Fund’s audit, accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Board for its ratification, the selection, appointment, retention or termination of the Trust’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Trust’s independent registered public accounting firm to the Manager and any affiliated service providers if the engagement relates directly to Fund operations and financial reporting. The Audit Committee met one time during the Trust’s most recent fiscal year.

Brinker Capital Destinations Trust

Investment Adviser

Brinker Capital, Inc.

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

www.brinkercapital.com

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

www.foreside.com

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

www.morganlewis.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risk, objectives, fees and expenses, experience of its management, and other information.

Visit www.destinationsfunds.com for more information.

DSA_SAR

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:	/s/ Jason B. Moore
Jason B. Moore President

Date:	November 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jason B. Moore
Jason B. Moore President

Date:	November 1, 2017

Brinker Capital Destinations Trust

By:	/s/ Philip Green, Jr.
Philip Green, Jr. Chief Financial Officer

Date:	November 1, 2017